UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Intermediate Municipal
Income Fund

1.832282.108

ALIM-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,502
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,011
5.5% 1/1/22	2,300	2,300
		6,813
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,726
5% 10/1/17 (FSA Insured)	10,000	11,297
5% 10/1/18 (FSA Insured)	2,500	2,858
5.25% 10/1/20 (FSA Insured)	6,695	7,683
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,677
6% 1/1/27	1,400	1,549
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,692
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,415
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,386
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	6,729
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,718
5% 7/1/20	2,550	2,689
5% 7/1/21	1,505	1,586
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,104
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,237
Series 2011 C, 5% 7/1/21	1,000	1,179
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,518
5% 7/1/18	7,665	8,860
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.53%, tender 5/1/14 (b)(c)	3,800	3,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,639
5% 7/1/25	2,000	2,266
Series 2012 A:
5% 7/1/22	500	586
5% 7/1/23	1,100	1,274
		99,468
California - 12.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,925
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,511
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,650
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,550
5% 12/1/29	4,865	5,494
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	6,922
Series 2004 A:
5% 7/1/15	4,775	4,832
5.25% 7/1/14	3,900	3,949
Series 2009 A:
5% 7/1/15	8,990	9,097
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,285
5% 7/1/18	4,510	5,231
5.25% 7/1/14	3,445	3,488
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,033
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,689
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,199
5% 3/1/26	2,200	2,370
5% 6/1/27 (AMBAC Insured)	1,800	1,853
5.25% 12/1/33	110	111
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,975
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,285
5.5% 8/1/30	10,000	11,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 3/1/33	$ 12,375	$ 14,518
6% 4/1/38	7,500	8,604
6% 11/1/39	35,800	41,939
6.5% 4/1/33	150	183
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,400	2,500
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	124
6.5% 10/1/38	5,300	6,041
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,524
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,035
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,149
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,500	4,538
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,035
Series 2011 D, 5% 8/15/35	3,000	3,137
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,750	3,751
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,412
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,486
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,659
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,032
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,158
5% 11/1/24	1,000	1,141
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,574
5.25% 10/1/25	4,000	4,517
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projs.): - continued
Series 2012 A:
5% 4/1/22	$ 2,100	$ 2,435
5% 4/1/23	5,000	5,779
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,785
5% 12/1/21	2,500	2,912
Series 2005 K, 5% 11/1/16	7,195	7,690
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,139
Series 2009 G1, 5.75% 10/1/30	2,100	2,368
Series 2009 I, 6.125% 11/1/29	1,300	1,538
Series 2010 A, 5.75% 3/1/30	4,100	4,699
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,028
Series 2009 A:
5.75% 11/1/25	5,000	5,880
5.75% 11/1/28	5,000	5,812
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,209
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	685
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (b)	14,800	14,808
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	7,972
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (b)	40,735	40,742
Series 2011 A2, 0.41%, tender 7/1/14 (b)	18,185	18,188
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,039
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,525
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,364
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,760
Series 2010 C, 5.25% 8/1/39	3,700	4,040
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	$ 1,500	$ 1,566
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,799
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,596
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (b)	25,000	25,003
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,150
5% 7/1/23	3,800	4,310
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,382
5% 7/1/20	2,000	2,321
5% 7/1/21	1,500	1,728
5% 7/1/22	2,250	2,590
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,655
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,686
Series 2013, 6.25% 8/1/28	1,860	2,192
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,556
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,724
Poway Unified School District Series B:
0% 8/1/36	12,950	4,309
0% 8/1/37	16,850	5,288
0% 8/1/38	4,650	1,379
0% 8/1/40	2,240	590
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,960
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,667
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	802
5.25% 7/1/21	700	805
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,277
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,447
5.25% 8/1/26	2,200	2,337
5.5% 8/1/20	2,000	2,249
Series 2009 B, 5% 8/1/18	7,355	8,152
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,176
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,784
5% 5/15/22	2,000	2,328
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,011
0% 7/1/39	7,200	2,085
0% 7/1/46	20,405	3,960
0% 7/1/47	13,000	2,375
Series 2008 E, 0% 7/1/49	4,500	724
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,522
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,320
0% 8/1/37	2,000	638
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,318
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,617
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	405
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,435
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,219
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,097
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	176
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2007 K: - continued
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,145	$ 6,537
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	782
Series 2009 O, 5.25% 5/15/39	1,900	2,038
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,055
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,891
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,963
		604,540
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,076
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,511
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,933
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,138
5% 11/15/14 (Escrowed to Maturity)	60	62
Series 2006 F:
5% 11/15/14	420	433
5% 11/15/14 (Escrowed to Maturity)	935	963
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,105
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,116
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,437
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,039
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,305
Series 2010 A:
0% 9/1/35	2,000	600
0% 9/1/37	3,000	787
0% 9/1/38	3,760	927
		30,471
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,700	4,745
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,506
Series 2013 A:
0.2% 3/1/15 (b)	3,200	3,199
0.29% 3/1/16 (b)	1,400	1,401
0.4% 3/1/17 (b)	1,600	1,601
		14,452
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,937
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,893
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,586
		19,416
Florida - 9.0%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,544
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,370
Series 2012 A:
5% 7/1/21	5,380	6,178
5% 7/1/22	5,000	5,729
5% 7/1/25	5,635	6,330
5% 7/1/26	24,585	27,410
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	$ 6,000	$ 6,550
Series 2011 A1, 5% 6/1/18	2,000	2,267
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,453
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,470
5% 12/1/23	2,245	2,498
5% 12/1/24	2,365	2,627
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,107
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,222
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,722
Series 2009 D, 5% 6/1/21	2,780	3,251
Series 2011 C:
5% 6/1/20	12,380	14,617
5% 6/1/22	10,000	11,723
Series 2011 E, 5% 6/1/24	5,000	5,779
Series A, 5.5% 6/1/38	1,800	1,966
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,731
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,653
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,080
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,738
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,799
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,286
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,942
5% 11/15/18	2,000	2,300
Series 2008 B, 6% 11/15/37	12,000	13,388
Series B:
5% 11/15/17	1,050	1,120
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	161
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 3,600	$ 4,822
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,048
5% 9/1/22	2,270	2,486
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,190
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	4,810	4,810
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,602
5% 10/1/23	5,320	6,057
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,300
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,002
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,108
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,473
5.25% 6/1/24	3,750	3,915
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,109
5% 11/15/22	500	554
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,919
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,668
Series 2012 A:
5% 10/1/22 (c)	3,000	3,366
5% 10/1/24 (c)	10,000	11,009
5% 10/1/24	2,165	2,398
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,501
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,404
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,452
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	$ 2,700	$ 2,742
5% 8/1/15 (AMBAC Insured)	5,990	6,348
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,443
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,311
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,975
5.75% 10/1/43	1,850	1,920
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,041
Series 2012 A, 5% 10/1/42	12,650	12,687
Series 2012 B, 5% 10/1/42	5,200	5,215
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,855
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,865
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,433
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,314
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,764
5% 10/1/20	3,500	4,127
Series 2012 A:
5% 10/1/23	1,700	2,022
5% 10/1/25	900	1,077
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,650
Series 2011, 5% 10/1/24	8,600	9,902
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,874
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,475
Series 2013 A:
5% 7/1/25	2,000	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Lucie County School Board Ctfs. of Prtn.: - continued
Series 2013 A: - continued
5% 7/1/27	$ 4,255	$ 4,723
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,942
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,320
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,731
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,714
5% 10/1/18 (FSA Insured) (c)	10,515	11,927
5% 10/1/19 (FSA Insured) (c)	5,965	6,792
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,063
		420,476
Georgia - 3.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,500	10,500
Fourth Series 1994:
1.2%, tender 4/1/14 (b)	5,200	5,200
1.2%, tender 4/1/14 (b)	1,000	1,000
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,800	3,800
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,852
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	5,955
6.125% 9/1/40	7,190	7,286
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,706
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,188
5% 11/1/18	6,000	6,806
5% 11/1/19	3,000	3,440
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,594
5.25% 1/1/20	1,625	1,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
(Proj. One): - continued
Series 2008 D, 5.75% 1/1/19	$ 11,500	$ 13,492
Series 2009 B, 5% 1/1/16	2,500	2,693
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	15	16
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	1,033
Series 2011 A, 5% 1/1/21	9,000	10,388
Series GG:
5% 1/1/22	3,000	3,475
5% 1/1/24	3,625	4,167
5% 1/1/25	1,250	1,423
5% 1/1/26	5,000	5,649
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,295
Series S:
5% 10/1/22	1,275	1,458
5% 10/1/24	2,425	2,719
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	727
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	15,500	15,489
Third Series 2009 A, 5.25% 7/1/36	11,600	12,698
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,123
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,569
		174,641
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,280
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,228
		9,508
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,036
6.75% 11/1/37	2,600	2,897
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,803
		7,736
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 15.2%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	$ 1,150	$ 1,111
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	961
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,700
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,889
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,442
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,609
Series 2010 F, 5% 12/1/31	20,000	20,384
Series 2011 A, 5.5% 12/1/39	5,900	6,085
Series 2012 A, 5% 12/1/42	14,300	13,917
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,926
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,697
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	4,017
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,580
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,436
Series 2008 C, 5% 1/1/34	1,300	1,297
Series 2009 A:
5% 1/1/22	2,930	3,176
5% 1/1/27 (FSA Insured)	3,900	4,043
Series 2012 A:
5% 1/1/33	4,200	4,213
5% 1/1/34	2,090	2,085
Series 2012 C:
5% 1/1/23	1,000	1,089
5% 1/1/25	1,000	1,060
5.25% 1/1/29	12,000	12,539
5.25% 1/1/30	17,000	17,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,072
Series 2010 D:
5.25% 1/1/18 (c)	750	851
5.25% 1/1/19 (c)	5,125	5,870
Series 2011 B, 5% 1/1/20	4,430	5,078
Series 2011 C, 6.5% 1/1/41	14,300	16,421
Series 2012 A, 5% 1/1/22	1,750	1,999
Series 2012 B, 5% 1/1/22 (c)	7,000	7,909
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,467
5% 1/1/23	3,400	3,708
5% 1/1/24	2,000	2,169
5.25% 1/1/37	3,385	3,509
5.25% 1/1/40	1,575	1,636
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,598
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,793
5% 6/1/19 (AMBAC Insured)	3,705	4,046
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	832
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,440
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,441
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,133
5% 12/15/24	1,000	1,123
Series 2012 C, 5% 12/15/25	2,120	2,295
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,135
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	619
Series 2010 A, 5.25% 11/15/24	17,925	19,874
Series 2011 A, 5.25% 11/15/24	1,500	1,674
Series 2012 C:
5% 11/15/22	2,000	2,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C: - continued
5% 11/15/23	$ 2,500	$ 2,802
5% 11/15/24	18,655	20,720
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,916
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,561
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	6,680	6,682
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,538
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,534
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,243
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,546
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,488
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,330
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,941
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,446
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,960
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,144
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,454
5% 5/15/19	3,940	4,467
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,352
6.25% 5/1/21	6,395	7,309
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	$ 14,655	$ 15,549
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,400	1,435
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,287
Series 2008 A, 5.625% 1/1/37	21,035	21,651
Series 2009 A, 7.25% 11/1/38	5,865	6,866
Series 2009:
6.875% 8/15/38	325	355
7% 8/15/44	12,915	14,142
Series 2010 A:
5.5% 8/15/24	2,110	2,282
5.75% 8/15/29	1,440	1,549
Series 2010, 5.25% 8/15/36	675	687
Series 2012 A, 5% 5/15/23	1,480	1,597
Series 2012:
5% 9/1/32	8,100	8,177
5% 9/1/38	10,910	10,684
5% 11/15/43	3,265	3,269
Series 2013:
5% 11/15/26	2,675	2,886
5% 5/15/43	7,800	7,301
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,346
Series 2006:
5% 1/1/18	9,600	10,785
5% 1/1/19	3,200	3,617
Series 2007 B, 5% 1/1/15	1,150	1,189
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,311
Series 2012 A, 5% 1/1/33	3,600	3,705
Series 2012:
5% 8/1/19	4,475	5,090
5% 3/1/20	3,280	3,720
5% 3/1/21	2,750	3,093
5% 8/1/21	1,600	1,802
5% 3/1/22	5,000	5,617
5% 8/1/22	6,600	7,416
5% 8/1/23	3,400	3,788
Series 2013, 5.5% 7/1/38	4,000	4,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2014, 5.25% 2/1/31	$ 8,000	$ 8,531
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,268
5% 6/15/16	10,000	10,926
Series 2013, 5% 6/15/25	13,360	15,240
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,534
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,079
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,553
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,266
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,144
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,751
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured) (Pre-Refunded to 12/1/18 @ 100)	4,555	4,140
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	854
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,229
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,182
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	5,180	5,140
0% 12/1/15 (FSA Insured)	3,810	3,728
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,508
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,160
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 10,340	$ 4,690
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,146
0% 6/15/44 (FSA Insured)	37,400	6,993
0% 6/15/46 (FSA Insured)	4,730	782
0% 6/15/47 (FSA Insured)	3,755	585
Series 2012 B, 0% 12/15/51	48,500	5,786
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,903
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,942
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	589
0% 6/15/16 (Escrowed to Maturity)	1,050	1,036
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,422
0% 6/15/17 (Escrowed to Maturity)	1,175	1,138
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,946
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,125
5% 10/1/19	1,475	1,662
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,955
Series 2013:
6% 10/1/42	3,900	4,116
6.25% 10/1/38	3,900	4,213
0% 4/1/14	3,500	3,500
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,281
0% 11/1/16 (Escrowed to Maturity)	995	980
0% 11/1/16 (FSA Insured)	3,005	2,912
0% 11/1/17 (FSA Insured)	1,300	1,223
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
		711,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.9%
Carmel High School Bldg. Corp. Series 2005, 5% 7/10/14 (FSA Insured)	$ 1,215	$ 1,230
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,496
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,344
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,041
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,778
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,074
5.25% 7/15/16 (FSA Insured)	2,095	2,278
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,919
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,746
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (b)(c)	2,200	2,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,494
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,498
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,449
5% 12/1/17	855	968
Series 2012:
5% 3/1/22	1,000	1,109
5% 3/1/23	1,000	1,095
5% 3/1/30	1,050	1,081
5% 3/1/41	5,310	5,393
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,446
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,984
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2012 A: - continued
5% 1/1/25	$ 1,000	$ 1,121
5% 1/1/26	2,745	3,052
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,171
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,479
Series 2011 A, 5.25% 10/1/24	4,025	4,646
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,862
0% 12/1/17 (AMBAC Insured)	1,470	1,390
0% 6/1/18 (AMBAC Insured)	1,740	1,616
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,608
5% 10/1/21	5,500	6,128
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,566
5% 7/15/22	1,000	1,154
5% 7/15/23	2,700	3,098
5% 7/15/24	4,185	4,741
5% 7/15/25	4,330	4,824
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,629
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,395
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,533
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,047
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,543
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,485
		134,844
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 331
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,186
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,087
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,432
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,517
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,739
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,167
5% 9/1/24	4,415	4,986
Series 2012 B, 5% 9/1/24	1,500	1,695
		21,140
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,338
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,064
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,223
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,104
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (b)(c)	2,195	2,195
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,387
(#90 Proj.) 5.75% 11/1/23	12,000	14,091
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,695
5.75% 10/1/38	6,430	6,927
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 23,325	$ 27,812
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,026
		77,862
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,038
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.578%, tender 5/1/17 (b)	30,000	29,955
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,897
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,045
5% 7/1/15	2,740	2,880
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,387
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,853
Series 2012, 5% 12/1/20	3,200	3,535
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,480
		72,070
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,576
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,243
Series 2009, 6% 7/1/38	1,800	2,084
		8,903
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	$ 7,755	$ 7,595
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,334
5% 7/1/18	2,500	2,842
Series 2010, 5.125% 7/1/39	3,600	3,700
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,095	1,153
Bonds:
Series 2012 C, 0.934%, tender 11/15/17 (b)	14,900	15,055
Series 2013 A:
0.684%, tender 5/15/18 (b)	6,000	6,009
0.704%, tender 5/15/18 (b)	8,400	8,418
Series 2010, 5.625% 7/1/30	2,400	2,376
Series 2013 A:
5% 7/1/24	1,245	1,384
5% 7/1/25	1,060	1,170
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,804
		57,510
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,996
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,079
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	7,100	7,088
Series 2013 A, 6.25% 11/15/28	5,000	5,057
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,612
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,788
5.25% 8/1/24	4,000	4,484
Series 2011 A, 5% 4/1/23	10,000	11,728
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	$ 7,500	$ 8,619
5% 7/1/21	4,700	5,323
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	7,000	7,271
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,043
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,568
		86,768
Michigan - 2.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,641
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,848
Series 2006 D, 0.765% 7/1/32 (b)	5,520	4,321
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,602
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,201
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,327
5% 12/1/15	665	706
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,431
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,086
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,131
5% 11/15/21	650	734
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,695
5% 6/1/27	2,300	2,362
5% 6/1/39	4,100	3,785
Series 2012 B, 5% 7/1/22	2,900	3,179
Series 2012:
5% 11/15/36	7,100	7,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012: - continued
5% 11/15/42	$ 1,560	$ 1,578
Series 2013:
5% 8/15/28	5,585	5,923
5% 8/15/29	2,000	2,115
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,259
5% 12/1/26	980	1,041
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,594
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,381
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	36,500	36,514
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (c)	2,900	3,261
		117,934
Minnesota - 0.6%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,172
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,653
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,233
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,719
5% 1/1/20	4,500	5,168
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	495	514
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,720
5.5% 7/1/18	1,400	1,589
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	251
		27,019
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,880	3,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,096
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,112
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,204
		5,783
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,768
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,781
		5,549
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	14,900	15,279
Series 2013 C2, 2% 7/1/14	10,300	10,345
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,707
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,010
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,161
5% 6/1/23	2,000	2,311
5% 6/1/24	2,000	2,292
5% 6/1/25	1,050	1,195
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,646
Series 2013 D1, 5% 3/1/25	2,825	3,259
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,976
		46,181
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,707
Series 2012:
4% 7/1/22	1,350	1,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.: - continued
Series 2012: - continued
5% 7/1/26	$ 1,280	$ 1,355
Series 2013 A, 5% 10/1/43	2,430	2,483
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,621
5% 2/1/23	2,215	2,550
5% 2/1/24	1,775	2,026
		17,097
New Jersey - 3.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,501
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,433
5.25% 6/15/21	4,500	5,173
5.25% 6/15/22	10,585	12,051
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,136
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,800
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,569
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,806
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,394
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,917
Series 2012 G, 0.64% 2/1/15 (b)	8,800	8,813
Series 2012 II, 5% 3/1/21	7,600	8,737
Series 2013 I, 5.5% 9/1/19	4,385	5,181
Series 2013:
5% 3/1/23	9,300	10,690
5% 3/1/24	12,800	14,521
5% 3/1/25	1,400	1,578
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,468
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,545
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (b)	17,100	17,115
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,230	2,391
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2012 AA:
5% 6/15/23	$ 7,500	$ 8,583
5% 6/15/24	12,000	13,593
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,037
		158,592
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,521
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,247
4% 9/1/16	3,000	3,243
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,241
		40,252
New York - 8.2%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,818
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,214
5.75% 7/1/40	1,000	1,083
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	2,908
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,614
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,562
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,722
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,772
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	468
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	138
Series 2005 F1, 5.25% 9/1/14	3,465	3,538
Series 2005 G, 5% 8/1/14	6,500	6,604
Series 2010 C, 5% 8/1/14	10,000	10,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 F, 5% 8/1/24	$ 5,000	$ 5,693
Series J7, 0.53% 8/1/21 (b)	4,000	4,006
Series J8, 0.44% 8/1/21 (b)	4,900	4,904
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,526
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	883
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	5,012
Series 2009 S2, 6% 7/15/38	7,000	7,913
Series 2009 S3:
5.25% 1/15/34	17,500	19,258
5.25% 1/15/39	2,600	2,813
Series 2009 S4, 5.75% 1/15/39	6,400	7,185
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,521
5% 2/1/21	3,510	4,120
Series 2010 B, 5% 11/1/20	37,195	43,195
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	167
Series 2012 A, 5% 11/1/21	5,460	6,442
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,454
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,968
Series 2009 A, 5% 3/15/19	11,040	12,854
Series A:
5% 2/15/19	1,000	1,162
5% 2/15/20	3,000	3,507
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	749
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,363
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,623
Series 2009 A:
5% 7/1/20	5,000	5,692
5% 7/1/21	12,335	14,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 16,225	$ 18,691
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	7,000	7,000
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.524%, tender 11/1/14 (b)	7,900	7,901
Series 2012 G2, 0.634%, tender 11/1/15 (b)	15,400	15,395
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,273
Series 2005 C, 5.25% 11/15/14	1,000	1,031
Series 2008 C, 6.5% 11/15/28	11,300	13,329
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,316
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,393
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,500
Series 2010 A, 5% 4/1/23	8,195	9,517
Series 2011 A, 5% 4/1/19	2,000	2,316
Series 2011 A1, 5% 4/1/20	2,220	2,589
Series 2011 A2, 5% 4/1/21	2,000	2,341
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,837
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,627
Series 2013 B, 5% 6/1/21	4,000	4,320
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,561
5% 11/15/24	4,000	4,700
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	5,400	5,824
		383,083
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,593
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,532
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,512
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	$ 1,400	$ 1,411
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,293
5% 1/1/16	3,000	3,230
5% 1/1/20	2,110	2,390
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,441
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,443
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,724
5% 6/1/22	4,000	4,418
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,842
Series 2012 A:
5% 1/1/19	10,475	12,075
5% 1/1/20	2,000	2,313
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.554%, tender 12/1/15 (b)	12,900	12,918
		61,688
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,007
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,277
5% 2/15/23	2,175	2,447
Series 2012:
5% 2/15/21	1,500	1,714
5% 2/15/24	2,000	2,224
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,871
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,526
5% 6/1/17	3,780	4,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	$ 1,250	$ 1,421
5% 1/1/27	1,500	1,692
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,498
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,624
5% 6/15/26	2,590	2,726
5% 6/15/27	2,720	2,846
5% 6/15/28	2,855	2,944
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,381
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,323
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,630
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,518
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,651
5% 10/1/22	2,000	2,252
5% 10/1/23	3,000	3,365
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,984
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,232
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,358
Series 2013 A2, 0.36% 1/1/16 (b)	1,615	1,614
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,817
5% 12/1/14 (Escrowed to Maturity)	395	408
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	2,722
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,378
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,638
		95,214
Oklahoma - 0.9%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,082
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,285
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,629
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,150	4,176
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,531
5% 2/15/42	7,185	7,358
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,477
5% 1/1/22 (FSA Insured)	12,455	13,822
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,313
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	879
		40,552
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,538
Pennsylvania - 3.9%
Annville-Cleona School District:
5.5% 3/1/23	375	388
5.5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	925	970
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	6,900	7,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,400	$ 2,924
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,453
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,985
5% 7/1/22	6,000	6,554
5% 1/1/23	3,000	3,217
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,963
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/15/15 @ 100)	1,800	1,949
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,634
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,774
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,571
Series 2009 A, 5% 6/1/17	2,925	3,260
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,503
5% 3/1/22	2,000	2,250
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.45%, tender 4/1/14 (b)	5,500	5,500
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,960
Series 2011, 5% 7/1/21	2,100	2,482
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,355
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	15,968
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,044
Series 2009 B, 5% 12/1/16	12,500	13,859
Series 2013 A, 0.66% 12/1/17 (b)	7,600	7,616
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 1,090
0% 12/1/33 (a)	1,250	1,047
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,046
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,942
Tenth Series 1998, 5% 7/1/15	1,895	1,985
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,879
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	723
Series 2010 C:
5% 9/1/20	14,000	15,919
5% 9/1/21	6,000	6,691
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,197
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,012
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,945
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,741
5% 9/1/20 (FSA Insured)	1,000	1,163
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,339
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,071
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,228
5% 4/1/24	1,365	1,490
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,285
		183,728
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	3,000	2,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 4,194
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	4,349
		10,940
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	645
South Carolina - 0.7%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,463
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	784
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,213
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,097
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,651
Series 2012 B, 5% 12/1/19	7,200	8,392
Series 2012 C, 5% 12/1/20	7,500	8,739
Series 2013 E, 5.5% 12/1/53	2,500	2,684
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,366
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,968
		34,357
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	414
5.25% 11/1/18	1,000	1,153
		1,567
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,715
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,618
4.75% 7/1/15	3,560	3,717
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,495
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,300	1,307
		21,650
Texas - 8.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,956
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,473
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,063
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,831
6% 1/1/18	1,000	1,065
6% 1/1/19	1,335	1,417
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,752
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,815
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,384
5% 11/15/17	1,375	1,567
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,186
5.25% 2/15/42	6,000	6,454
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,397
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,204
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,202
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,607
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/15	$ 5,000	$ 5,362
5% 11/1/16	3,000	3,338
5% 11/1/19	1,000	1,173
5% 11/1/21	1,500	1,653
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,522
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,069
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,968
Gainesville Independent School District:
5.25% 2/15/36	190	201
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	922
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,900	6,080
Series 2013 C, 5.125% 10/1/43	2,500	2,539
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,039
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,256
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,515
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	11,800	11,808
Series 2012 A, 0.49% 8/15/15 (b)	1,400	1,401
Series 2012 C:
5% 8/15/24	1,075	1,231
5% 8/15/25	3,860	4,385
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,054
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	9,055
Series 2012 A, 5% 7/1/23 (c)	2,400	2,678
Series A, 5.5% 7/1/39	6,000	6,506
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	6,500	6,519
Series 2005 A, 0% 2/15/16	6,395	6,325
0% 8/15/15	2,000	1,987
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	10,300	10,306
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,842
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,242
0% 2/15/17	1,400	1,373
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,026
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	987
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,586
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,594
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	5,970
5% 5/15/14 (Escrowed to Maturity)	45	45
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	15
5% 5/15/15	2,470	2,601
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	303
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	80
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,436
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,149
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,274
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.55%, tender 5/1/14 (b)(c)	4,400	4,400
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,555
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,019
5.5% 8/15/26	725	736
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	$ 2,520	$ 2,627
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,102
4% 12/15/24	1,825	1,951
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,139
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,471
Series 2011 A:
5.5% 9/1/41	1,200	1,334
6% 9/1/41	1,000	1,172
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,310
Pleasant Grove Independent School District:
5.25% 2/15/32	715	773
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	1,000
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,067
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	606
5.25% 2/15/37	1,465	1,545
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,403
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,282
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,891
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,523
5% 9/15/24	7,490	8,553
5% 9/15/25	9,295	10,532
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,159
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,712
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,410
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	$ 3,045	$ 3,549
5% 10/1/20	2,180	2,531
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,704
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,065
5% 11/15/15	1,880	2,020
5.75% 11/15/24	4,700	5,307
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,112
5% 8/15/26	1,530	1,687
5% 8/15/28	1,620	1,773
5% 8/15/33	3,800	4,000
5.5% 9/1/43	5,350	5,532
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,867
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,450
Series 2008, 5% 4/1/25	3,200	3,592
Series 2011 A:
5% 8/1/19 (c)	1,545	1,810
5% 8/1/21 (c)	1,530	1,805
Series 2011 C:
5% 8/1/20 (c)	1,625	1,915
5% 8/1/21 (c)	1,460	1,722
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,980
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	9,991
Series 2013, 7% 12/31/38 (c)	16,000	18,147
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,332
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	$ 2,500	$ 2,731
Series 2007:
5% 4/1/25	2,500	2,795
5% 4/1/26	3,200	3,573
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,136
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,009
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,124
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,520
Waller Independent School District:
5.5% 2/15/26	3,220	3,635
5.5% 2/15/33	4,160	4,577
5.5% 2/15/37	4,820	5,273
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,459
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	752
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,859
		397,783
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,604
5% 8/15/18	2,500	2,833
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,335
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,565
		16,337
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,224
5% 12/1/15 (FSA Insured)	1,000	1,059
		2,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	$ 3,000	$ 3,062
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,099
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	7,364
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,507
		10,970
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,674
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,412
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,046
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,686
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,764
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,180
5% 1/1/23	1,000	1,172
5% 1/1/24	2,330	2,696
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,032
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,063
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,288
Series 2009, 5.25% 1/1/42	1,900	2,045
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	990
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,569
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	$ 2,500	$ 2,649
5% 8/15/16	2,500	2,736
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,383
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,718
		70,719
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,080
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,485
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,849
		5,414
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,276
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,907
5.75% 7/1/30	2,000	2,194
Series 2013 B:
5% 7/1/25	1,000	1,094
5% 7/1/36	6,985	7,225
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,002
Series 2012:
5% 6/1/32	1,025	1,061
5% 8/15/32	1,650	1,736
5% 6/1/39	815	826
		18,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 6,960
TOTAL MUNICIPAL BONDS (Cost $4,181,765)		4,351,983
Municipal Notes - 1.0%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	8,255	8,315
New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,291
New York - 0.6%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,231
TOTAL MUNICIPAL NOTES (Cost $48,824)		48,837
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $4,230,589)		4,400,820
NET OTHER ASSETS (LIABILITIES) - 6.0%		281,043
NET ASSETS - 100%		$ 4,681,863
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $4,229,863,000. Net unrealized appreciation aggregated $170,957,000, of which $204,608,000 related to appreciated investment securities and $33,651,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2014

1.814648.109

LIM-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,502
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,011
5.5% 1/1/22	2,300	2,300
		6,813
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,726
5% 10/1/17 (FSA Insured)	10,000	11,297
5% 10/1/18 (FSA Insured)	2,500	2,858
5.25% 10/1/20 (FSA Insured)	6,695	7,683
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,677
6% 1/1/27	1,400	1,549
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,692
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,415
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,386
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	6,729
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,718
5% 7/1/20	2,550	2,689
5% 7/1/21	1,505	1,586
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,104
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,237
Series 2011 C, 5% 7/1/21	1,000	1,179
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,518
5% 7/1/18	7,665	8,860
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.53%, tender 5/1/14 (b)(c)	3,800	3,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,639
5% 7/1/25	2,000	2,266
Series 2012 A:
5% 7/1/22	500	586
5% 7/1/23	1,100	1,274
		99,468
California - 12.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,925
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,511
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,650
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,550
5% 12/1/29	4,865	5,494
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	6,922
Series 2004 A:
5% 7/1/15	4,775	4,832
5.25% 7/1/14	3,900	3,949
Series 2009 A:
5% 7/1/15	8,990	9,097
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,285
5% 7/1/18	4,510	5,231
5.25% 7/1/14	3,445	3,488
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,033
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,689
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,199
5% 3/1/26	2,200	2,370
5% 6/1/27 (AMBAC Insured)	1,800	1,853
5.25% 12/1/33	110	111
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,975
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,285
5.5% 8/1/30	10,000	11,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 3/1/33	$ 12,375	$ 14,518
6% 4/1/38	7,500	8,604
6% 11/1/39	35,800	41,939
6.5% 4/1/33	150	183
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,400	2,500
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	124
6.5% 10/1/38	5,300	6,041
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,524
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,035
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,149
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,500	4,538
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,035
Series 2011 D, 5% 8/15/35	3,000	3,137
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,750	3,751
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,412
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,486
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,659
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,032
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,158
5% 11/1/24	1,000	1,141
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,574
5.25% 10/1/25	4,000	4,517
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projs.): - continued
Series 2012 A:
5% 4/1/22	$ 2,100	$ 2,435
5% 4/1/23	5,000	5,779
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,785
5% 12/1/21	2,500	2,912
Series 2005 K, 5% 11/1/16	7,195	7,690
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,139
Series 2009 G1, 5.75% 10/1/30	2,100	2,368
Series 2009 I, 6.125% 11/1/29	1,300	1,538
Series 2010 A, 5.75% 3/1/30	4,100	4,699
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,028
Series 2009 A:
5.75% 11/1/25	5,000	5,880
5.75% 11/1/28	5,000	5,812
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,209
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	685
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (b)	14,800	14,808
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	7,972
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (b)	40,735	40,742
Series 2011 A2, 0.41%, tender 7/1/14 (b)	18,185	18,188
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,039
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,525
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,364
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,760
Series 2010 C, 5.25% 8/1/39	3,700	4,040
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	$ 1,500	$ 1,566
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,799
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,596
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (b)	25,000	25,003
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,150
5% 7/1/23	3,800	4,310
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,382
5% 7/1/20	2,000	2,321
5% 7/1/21	1,500	1,728
5% 7/1/22	2,250	2,590
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,655
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,686
Series 2013, 6.25% 8/1/28	1,860	2,192
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,556
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,724
Poway Unified School District Series B:
0% 8/1/36	12,950	4,309
0% 8/1/37	16,850	5,288
0% 8/1/38	4,650	1,379
0% 8/1/40	2,240	590
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,960
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,667
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	802
5.25% 7/1/21	700	805
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,277
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,307
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,447
5.25% 8/1/26	2,200	2,337
5.5% 8/1/20	2,000	2,249
Series 2009 B, 5% 8/1/18	7,355	8,152
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,176
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,784
5% 5/15/22	2,000	2,328
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,011
0% 7/1/39	7,200	2,085
0% 7/1/46	20,405	3,960
0% 7/1/47	13,000	2,375
Series 2008 E, 0% 7/1/49	4,500	724
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,522
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,320
0% 8/1/37	2,000	638
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,318
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,617
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	405
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,435
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,219
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,097
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	176
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2007 K: - continued
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,145	$ 6,537
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	782
Series 2009 O, 5.25% 5/15/39	1,900	2,038
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,055
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,891
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,963
		604,540
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,076
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,511
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,933
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,138
5% 11/15/14 (Escrowed to Maturity)	60	62
Series 2006 F:
5% 11/15/14	420	433
5% 11/15/14 (Escrowed to Maturity)	935	963
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,105
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,116
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,437
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,039
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,305
Series 2010 A:
0% 9/1/35	2,000	600
0% 9/1/37	3,000	787
0% 9/1/38	3,760	927
		30,471
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,700	4,745
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,506
Series 2013 A:
0.2% 3/1/15 (b)	3,200	3,199
0.29% 3/1/16 (b)	1,400	1,401
0.4% 3/1/17 (b)	1,600	1,601
		14,452
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,937
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,893
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,586
		19,416
Florida - 9.0%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,544
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,370
Series 2012 A:
5% 7/1/21	5,380	6,178
5% 7/1/22	5,000	5,729
5% 7/1/25	5,635	6,330
5% 7/1/26	24,585	27,410
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	$ 6,000	$ 6,550
Series 2011 A1, 5% 6/1/18	2,000	2,267
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,453
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,470
5% 12/1/23	2,245	2,498
5% 12/1/24	2,365	2,627
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,107
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,222
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,722
Series 2009 D, 5% 6/1/21	2,780	3,251
Series 2011 C:
5% 6/1/20	12,380	14,617
5% 6/1/22	10,000	11,723
Series 2011 E, 5% 6/1/24	5,000	5,779
Series A, 5.5% 6/1/38	1,800	1,966
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,731
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,653
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,080
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,738
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,799
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,286
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,942
5% 11/15/18	2,000	2,300
Series 2008 B, 6% 11/15/37	12,000	13,388
Series B:
5% 11/15/17	1,050	1,120
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	161
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 3,600	$ 4,822
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,048
5% 9/1/22	2,270	2,486
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,190
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	4,810	4,810
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,602
5% 10/1/23	5,320	6,057
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,300
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,002
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,108
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,473
5.25% 6/1/24	3,750	3,915
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,109
5% 11/15/22	500	554
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,919
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,668
Series 2012 A:
5% 10/1/22 (c)	3,000	3,366
5% 10/1/24 (c)	10,000	11,009
5% 10/1/24	2,165	2,398
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,501
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,404
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,452
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	$ 2,700	$ 2,742
5% 8/1/15 (AMBAC Insured)	5,990	6,348
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,443
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,311
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,975
5.75% 10/1/43	1,850	1,920
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,041
Series 2012 A, 5% 10/1/42	12,650	12,687
Series 2012 B, 5% 10/1/42	5,200	5,215
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,855
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,865
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,433
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,314
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,764
5% 10/1/20	3,500	4,127
Series 2012 A:
5% 10/1/23	1,700	2,022
5% 10/1/25	900	1,077
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,650
Series 2011, 5% 10/1/24	8,600	9,902
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,874
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,475
Series 2013 A:
5% 7/1/25	2,000	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Lucie County School Board Ctfs. of Prtn.: - continued
Series 2013 A: - continued
5% 7/1/27	$ 4,255	$ 4,723
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,942
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,320
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,731
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,714
5% 10/1/18 (FSA Insured) (c)	10,515	11,927
5% 10/1/19 (FSA Insured) (c)	5,965	6,792
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,063
		420,476
Georgia - 3.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,500	10,500
Fourth Series 1994:
1.2%, tender 4/1/14 (b)	5,200	5,200
1.2%, tender 4/1/14 (b)	1,000	1,000
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,800	3,800
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,852
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	5,955
6.125% 9/1/40	7,190	7,286
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,706
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,188
5% 11/1/18	6,000	6,806
5% 11/1/19	3,000	3,440
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,594
5.25% 1/1/20	1,625	1,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
(Proj. One): - continued
Series 2008 D, 5.75% 1/1/19	$ 11,500	$ 13,492
Series 2009 B, 5% 1/1/16	2,500	2,693
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	15	16
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	1,033
Series 2011 A, 5% 1/1/21	9,000	10,388
Series GG:
5% 1/1/22	3,000	3,475
5% 1/1/24	3,625	4,167
5% 1/1/25	1,250	1,423
5% 1/1/26	5,000	5,649
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,295
Series S:
5% 10/1/22	1,275	1,458
5% 10/1/24	2,425	2,719
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	727
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	15,500	15,489
Third Series 2009 A, 5.25% 7/1/36	11,600	12,698
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,123
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,569
		174,641
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,280
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,228
		9,508
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,036
6.75% 11/1/37	2,600	2,897
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,803
		7,736
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 15.2%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	$ 1,150	$ 1,111
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	961
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,700
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,889
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,442
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,609
Series 2010 F, 5% 12/1/31	20,000	20,384
Series 2011 A, 5.5% 12/1/39	5,900	6,085
Series 2012 A, 5% 12/1/42	14,300	13,917
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,926
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,697
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	4,017
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,580
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,436
Series 2008 C, 5% 1/1/34	1,300	1,297
Series 2009 A:
5% 1/1/22	2,930	3,176
5% 1/1/27 (FSA Insured)	3,900	4,043
Series 2012 A:
5% 1/1/33	4,200	4,213
5% 1/1/34	2,090	2,085
Series 2012 C:
5% 1/1/23	1,000	1,089
5% 1/1/25	1,000	1,060
5.25% 1/1/29	12,000	12,539
5.25% 1/1/30	17,000	17,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,072
Series 2010 D:
5.25% 1/1/18 (c)	750	851
5.25% 1/1/19 (c)	5,125	5,870
Series 2011 B, 5% 1/1/20	4,430	5,078
Series 2011 C, 6.5% 1/1/41	14,300	16,421
Series 2012 A, 5% 1/1/22	1,750	1,999
Series 2012 B, 5% 1/1/22 (c)	7,000	7,909
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,467
5% 1/1/23	3,400	3,708
5% 1/1/24	2,000	2,169
5.25% 1/1/37	3,385	3,509
5.25% 1/1/40	1,575	1,636
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,598
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,793
5% 6/1/19 (AMBAC Insured)	3,705	4,046
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	832
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,440
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,441
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,133
5% 12/15/24	1,000	1,123
Series 2012 C, 5% 12/15/25	2,120	2,295
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,135
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	619
Series 2010 A, 5.25% 11/15/24	17,925	19,874
Series 2011 A, 5.25% 11/15/24	1,500	1,674
Series 2012 C:
5% 11/15/22	2,000	2,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C: - continued
5% 11/15/23	$ 2,500	$ 2,802
5% 11/15/24	18,655	20,720
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,916
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,561
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	6,680	6,682
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,538
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,534
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,243
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,546
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,488
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,330
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,941
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,446
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,960
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,144
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,454
5% 5/15/19	3,940	4,467
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,352
6.25% 5/1/21	6,395	7,309
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	$ 14,655	$ 15,549
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,400	1,435
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,287
Series 2008 A, 5.625% 1/1/37	21,035	21,651
Series 2009 A, 7.25% 11/1/38	5,865	6,866
Series 2009:
6.875% 8/15/38	325	355
7% 8/15/44	12,915	14,142
Series 2010 A:
5.5% 8/15/24	2,110	2,282
5.75% 8/15/29	1,440	1,549
Series 2010, 5.25% 8/15/36	675	687
Series 2012 A, 5% 5/15/23	1,480	1,597
Series 2012:
5% 9/1/32	8,100	8,177
5% 9/1/38	10,910	10,684
5% 11/15/43	3,265	3,269
Series 2013:
5% 11/15/26	2,675	2,886
5% 5/15/43	7,800	7,301
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,346
Series 2006:
5% 1/1/18	9,600	10,785
5% 1/1/19	3,200	3,617
Series 2007 B, 5% 1/1/15	1,150	1,189
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,311
Series 2012 A, 5% 1/1/33	3,600	3,705
Series 2012:
5% 8/1/19	4,475	5,090
5% 3/1/20	3,280	3,720
5% 3/1/21	2,750	3,093
5% 8/1/21	1,600	1,802
5% 3/1/22	5,000	5,617
5% 8/1/22	6,600	7,416
5% 8/1/23	3,400	3,788
Series 2013, 5.5% 7/1/38	4,000	4,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2014, 5.25% 2/1/31	$ 8,000	$ 8,531
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,268
5% 6/15/16	10,000	10,926
Series 2013, 5% 6/15/25	13,360	15,240
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,534
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,079
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,553
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,266
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,144
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,751
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured) (Pre-Refunded to 12/1/18 @ 100)	4,555	4,140
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	854
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,229
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,182
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	5,180	5,140
0% 12/1/15 (FSA Insured)	3,810	3,728
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,508
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,160
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 10,340	$ 4,690
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,146
0% 6/15/44 (FSA Insured)	37,400	6,993
0% 6/15/46 (FSA Insured)	4,730	782
0% 6/15/47 (FSA Insured)	3,755	585
Series 2012 B, 0% 12/15/51	48,500	5,786
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,903
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,942
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	589
0% 6/15/16 (Escrowed to Maturity)	1,050	1,036
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,422
0% 6/15/17 (Escrowed to Maturity)	1,175	1,138
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,946
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,125
5% 10/1/19	1,475	1,662
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,955
Series 2013:
6% 10/1/42	3,900	4,116
6.25% 10/1/38	3,900	4,213
0% 4/1/14	3,500	3,500
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,281
0% 11/1/16 (Escrowed to Maturity)	995	980
0% 11/1/16 (FSA Insured)	3,005	2,912
0% 11/1/17 (FSA Insured)	1,300	1,223
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
		711,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.9%
Carmel High School Bldg. Corp. Series 2005, 5% 7/10/14 (FSA Insured)	$ 1,215	$ 1,230
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,496
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,344
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,041
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,778
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,074
5.25% 7/15/16 (FSA Insured)	2,095	2,278
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,919
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,746
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (b)(c)	2,200	2,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,494
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,498
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,449
5% 12/1/17	855	968
Series 2012:
5% 3/1/22	1,000	1,109
5% 3/1/23	1,000	1,095
5% 3/1/30	1,050	1,081
5% 3/1/41	5,310	5,393
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,446
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,984
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2012 A: - continued
5% 1/1/25	$ 1,000	$ 1,121
5% 1/1/26	2,745	3,052
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,171
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,479
Series 2011 A, 5.25% 10/1/24	4,025	4,646
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,862
0% 12/1/17 (AMBAC Insured)	1,470	1,390
0% 6/1/18 (AMBAC Insured)	1,740	1,616
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,608
5% 10/1/21	5,500	6,128
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,566
5% 7/15/22	1,000	1,154
5% 7/15/23	2,700	3,098
5% 7/15/24	4,185	4,741
5% 7/15/25	4,330	4,824
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,629
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,395
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,533
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,047
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,543
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,485
		134,844
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 331
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,186
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,087
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,432
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,517
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,739
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,167
5% 9/1/24	4,415	4,986
Series 2012 B, 5% 9/1/24	1,500	1,695
		21,140
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,338
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,064
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,223
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,104
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (b)(c)	2,195	2,195
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,387
(#90 Proj.) 5.75% 11/1/23	12,000	14,091
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,695
5.75% 10/1/38	6,430	6,927
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 23,325	$ 27,812
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,026
		77,862
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,038
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.578%, tender 5/1/17 (b)	30,000	29,955
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,897
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,045
5% 7/1/15	2,740	2,880
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,387
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,853
Series 2012, 5% 12/1/20	3,200	3,535
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,480
		72,070
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,576
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,243
Series 2009, 6% 7/1/38	1,800	2,084
		8,903
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	$ 7,755	$ 7,595
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,334
5% 7/1/18	2,500	2,842
Series 2010, 5.125% 7/1/39	3,600	3,700
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,095	1,153
Bonds:
Series 2012 C, 0.934%, tender 11/15/17 (b)	14,900	15,055
Series 2013 A:
0.684%, tender 5/15/18 (b)	6,000	6,009
0.704%, tender 5/15/18 (b)	8,400	8,418
Series 2010, 5.625% 7/1/30	2,400	2,376
Series 2013 A:
5% 7/1/24	1,245	1,384
5% 7/1/25	1,060	1,170
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,804
		57,510
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,996
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,079
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	7,100	7,088
Series 2013 A, 6.25% 11/15/28	5,000	5,057
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,612
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,788
5.25% 8/1/24	4,000	4,484
Series 2011 A, 5% 4/1/23	10,000	11,728
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	$ 7,500	$ 8,619
5% 7/1/21	4,700	5,323
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	7,000	7,271
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,043
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,568
		86,768
Michigan - 2.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,641
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,848
Series 2006 D, 0.765% 7/1/32 (b)	5,520	4,321
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,602
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,201
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,327
5% 12/1/15	665	706
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,431
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,086
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,131
5% 11/15/21	650	734
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,695
5% 6/1/27	2,300	2,362
5% 6/1/39	4,100	3,785
Series 2012 B, 5% 7/1/22	2,900	3,179
Series 2012:
5% 11/15/36	7,100	7,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012: - continued
5% 11/15/42	$ 1,560	$ 1,578
Series 2013:
5% 8/15/28	5,585	5,923
5% 8/15/29	2,000	2,115
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,259
5% 12/1/26	980	1,041
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,594
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,381
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	36,500	36,514
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (c)	2,900	3,261
		117,934
Minnesota - 0.6%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,172
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,653
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,233
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,719
5% 1/1/20	4,500	5,168
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	495	514
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,720
5.5% 7/1/18	1,400	1,589
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	251
		27,019
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,880	3,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,096
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,112
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,204
		5,783
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,768
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,781
		5,549
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	14,900	15,279
Series 2013 C2, 2% 7/1/14	10,300	10,345
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,707
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,010
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,161
5% 6/1/23	2,000	2,311
5% 6/1/24	2,000	2,292
5% 6/1/25	1,050	1,195
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,646
Series 2013 D1, 5% 3/1/25	2,825	3,259
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,976
		46,181
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,707
Series 2012:
4% 7/1/22	1,350	1,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.: - continued
Series 2012: - continued
5% 7/1/26	$ 1,280	$ 1,355
Series 2013 A, 5% 10/1/43	2,430	2,483
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,621
5% 2/1/23	2,215	2,550
5% 2/1/24	1,775	2,026
		17,097
New Jersey - 3.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,501
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,433
5.25% 6/15/21	4,500	5,173
5.25% 6/15/22	10,585	12,051
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,136
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,800
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,569
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,806
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,394
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,917
Series 2012 G, 0.64% 2/1/15 (b)	8,800	8,813
Series 2012 II, 5% 3/1/21	7,600	8,737
Series 2013 I, 5.5% 9/1/19	4,385	5,181
Series 2013:
5% 3/1/23	9,300	10,690
5% 3/1/24	12,800	14,521
5% 3/1/25	1,400	1,578
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,468
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,545
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (b)	17,100	17,115
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,230	2,391
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2012 AA:
5% 6/15/23	$ 7,500	$ 8,583
5% 6/15/24	12,000	13,593
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,037
		158,592
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,521
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,247
4% 9/1/16	3,000	3,243
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,241
		40,252
New York - 8.2%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,818
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,214
5.75% 7/1/40	1,000	1,083
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	2,908
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,614
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,562
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,722
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,772
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	468
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	138
Series 2005 F1, 5.25% 9/1/14	3,465	3,538
Series 2005 G, 5% 8/1/14	6,500	6,604
Series 2010 C, 5% 8/1/14	10,000	10,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 F, 5% 8/1/24	$ 5,000	$ 5,693
Series J7, 0.53% 8/1/21 (b)	4,000	4,006
Series J8, 0.44% 8/1/21 (b)	4,900	4,904
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,526
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	883
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	5,012
Series 2009 S2, 6% 7/15/38	7,000	7,913
Series 2009 S3:
5.25% 1/15/34	17,500	19,258
5.25% 1/15/39	2,600	2,813
Series 2009 S4, 5.75% 1/15/39	6,400	7,185
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,521
5% 2/1/21	3,510	4,120
Series 2010 B, 5% 11/1/20	37,195	43,195
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	167
Series 2012 A, 5% 11/1/21	5,460	6,442
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,454
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,968
Series 2009 A, 5% 3/15/19	11,040	12,854
Series A:
5% 2/15/19	1,000	1,162
5% 2/15/20	3,000	3,507
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	749
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,363
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,623
Series 2009 A:
5% 7/1/20	5,000	5,692
5% 7/1/21	12,335	14,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 16,225	$ 18,691
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	7,000	7,000
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.524%, tender 11/1/14 (b)	7,900	7,901
Series 2012 G2, 0.634%, tender 11/1/15 (b)	15,400	15,395
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,273
Series 2005 C, 5.25% 11/15/14	1,000	1,031
Series 2008 C, 6.5% 11/15/28	11,300	13,329
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,316
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,393
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,500
Series 2010 A, 5% 4/1/23	8,195	9,517
Series 2011 A, 5% 4/1/19	2,000	2,316
Series 2011 A1, 5% 4/1/20	2,220	2,589
Series 2011 A2, 5% 4/1/21	2,000	2,341
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,837
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,627
Series 2013 B, 5% 6/1/21	4,000	4,320
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,561
5% 11/15/24	4,000	4,700
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	5,400	5,824
		383,083
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,593
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,532
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,512
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	$ 1,400	$ 1,411
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,293
5% 1/1/16	3,000	3,230
5% 1/1/20	2,110	2,390
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,441
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,443
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,724
5% 6/1/22	4,000	4,418
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,842
Series 2012 A:
5% 1/1/19	10,475	12,075
5% 1/1/20	2,000	2,313
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.554%, tender 12/1/15 (b)	12,900	12,918
		61,688
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,007
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,277
5% 2/15/23	2,175	2,447
Series 2012:
5% 2/15/21	1,500	1,714
5% 2/15/24	2,000	2,224
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,871
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,526
5% 6/1/17	3,780	4,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	$ 1,250	$ 1,421
5% 1/1/27	1,500	1,692
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,498
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,624
5% 6/15/26	2,590	2,726
5% 6/15/27	2,720	2,846
5% 6/15/28	2,855	2,944
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,381
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,323
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,630
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,518
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,651
5% 10/1/22	2,000	2,252
5% 10/1/23	3,000	3,365
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,984
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,232
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,358
Series 2013 A2, 0.36% 1/1/16 (b)	1,615	1,614
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,817
5% 12/1/14 (Escrowed to Maturity)	395	408
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	2,722
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,378
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,638
		95,214
Oklahoma - 0.9%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,082
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,285
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,629
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,150	4,176
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,531
5% 2/15/42	7,185	7,358
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,477
5% 1/1/22 (FSA Insured)	12,455	13,822
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,313
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	879
		40,552
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,538
Pennsylvania - 3.9%
Annville-Cleona School District:
5.5% 3/1/23	375	388
5.5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	925	970
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	6,900	7,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,400	$ 2,924
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,453
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,985
5% 7/1/22	6,000	6,554
5% 1/1/23	3,000	3,217
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,963
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/15/15 @ 100)	1,800	1,949
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,634
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,774
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,571
Series 2009 A, 5% 6/1/17	2,925	3,260
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,503
5% 3/1/22	2,000	2,250
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.45%, tender 4/1/14 (b)	5,500	5,500
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,960
Series 2011, 5% 7/1/21	2,100	2,482
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,355
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	15,968
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,044
Series 2009 B, 5% 12/1/16	12,500	13,859
Series 2013 A, 0.66% 12/1/17 (b)	7,600	7,616
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 1,090
0% 12/1/33 (a)	1,250	1,047
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,046
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,942
Tenth Series 1998, 5% 7/1/15	1,895	1,985
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,879
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	723
Series 2010 C:
5% 9/1/20	14,000	15,919
5% 9/1/21	6,000	6,691
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,197
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,012
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,945
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,741
5% 9/1/20 (FSA Insured)	1,000	1,163
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,339
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,071
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,228
5% 4/1/24	1,365	1,490
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,285
		183,728
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	3,000	2,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 4,194
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	4,349
		10,940
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	645
South Carolina - 0.7%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,463
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	784
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,213
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,097
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,651
Series 2012 B, 5% 12/1/19	7,200	8,392
Series 2012 C, 5% 12/1/20	7,500	8,739
Series 2013 E, 5.5% 12/1/53	2,500	2,684
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,366
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,968
		34,357
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	414
5.25% 11/1/18	1,000	1,153
		1,567
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,715
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,618
4.75% 7/1/15	3,560	3,717
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,495
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,300	1,307
		21,650
Texas - 8.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,956
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,473
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,063
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,831
6% 1/1/18	1,000	1,065
6% 1/1/19	1,335	1,417
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,752
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,815
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,384
5% 11/15/17	1,375	1,567
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,186
5.25% 2/15/42	6,000	6,454
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,397
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,204
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,202
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,607
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/15	$ 5,000	$ 5,362
5% 11/1/16	3,000	3,338
5% 11/1/19	1,000	1,173
5% 11/1/21	1,500	1,653
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,522
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,069
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,968
Gainesville Independent School District:
5.25% 2/15/36	190	201
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	922
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,900	6,080
Series 2013 C, 5.125% 10/1/43	2,500	2,539
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,039
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,256
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,515
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	11,800	11,808
Series 2012 A, 0.49% 8/15/15 (b)	1,400	1,401
Series 2012 C:
5% 8/15/24	1,075	1,231
5% 8/15/25	3,860	4,385
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,054
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	9,055
Series 2012 A, 5% 7/1/23 (c)	2,400	2,678
Series A, 5.5% 7/1/39	6,000	6,506
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	6,500	6,519
Series 2005 A, 0% 2/15/16	6,395	6,325
0% 8/15/15	2,000	1,987
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	10,300	10,306
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,842
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,242
0% 2/15/17	1,400	1,373
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,026
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	987
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,586
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,594
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	5,970
5% 5/15/14 (Escrowed to Maturity)	45	45
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	15
5% 5/15/15	2,470	2,601
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	303
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	80
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,436
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,149
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,274
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.55%, tender 5/1/14 (b)(c)	4,400	4,400
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,555
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,019
5.5% 8/15/26	725	736
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	$ 2,520	$ 2,627
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,102
4% 12/15/24	1,825	1,951
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,139
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,471
Series 2011 A:
5.5% 9/1/41	1,200	1,334
6% 9/1/41	1,000	1,172
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,310
Pleasant Grove Independent School District:
5.25% 2/15/32	715	773
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	1,000
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,067
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	606
5.25% 2/15/37	1,465	1,545
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,403
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,282
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,891
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,523
5% 9/15/24	7,490	8,553
5% 9/15/25	9,295	10,532
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,159
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,712
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,410
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	$ 3,045	$ 3,549
5% 10/1/20	2,180	2,531
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,704
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,065
5% 11/15/15	1,880	2,020
5.75% 11/15/24	4,700	5,307
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,112
5% 8/15/26	1,530	1,687
5% 8/15/28	1,620	1,773
5% 8/15/33	3,800	4,000
5.5% 9/1/43	5,350	5,532
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,867
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,450
Series 2008, 5% 4/1/25	3,200	3,592
Series 2011 A:
5% 8/1/19 (c)	1,545	1,810
5% 8/1/21 (c)	1,530	1,805
Series 2011 C:
5% 8/1/20 (c)	1,625	1,915
5% 8/1/21 (c)	1,460	1,722
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,980
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	9,991
Series 2013, 7% 12/31/38 (c)	16,000	18,147
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,332
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	$ 2,500	$ 2,731
Series 2007:
5% 4/1/25	2,500	2,795
5% 4/1/26	3,200	3,573
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,136
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,009
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,124
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,520
Waller Independent School District:
5.5% 2/15/26	3,220	3,635
5.5% 2/15/33	4,160	4,577
5.5% 2/15/37	4,820	5,273
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,459
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	752
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,859
		397,783
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,604
5% 8/15/18	2,500	2,833
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,335
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,565
		16,337
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,224
5% 12/1/15 (FSA Insured)	1,000	1,059
		2,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	$ 3,000	$ 3,062
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,099
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	7,364
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,507
		10,970
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,674
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,412
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,046
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,686
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,764
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,180
5% 1/1/23	1,000	1,172
5% 1/1/24	2,330	2,696
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,032
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,063
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,288
Series 2009, 5.25% 1/1/42	1,900	2,045
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	990
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,569
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	$ 2,500	$ 2,649
5% 8/15/16	2,500	2,736
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,383
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,718
		70,719
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,080
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,485
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,849
		5,414
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,276
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,907
5.75% 7/1/30	2,000	2,194
Series 2013 B:
5% 7/1/25	1,000	1,094
5% 7/1/36	6,985	7,225
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,002
Series 2012:
5% 6/1/32	1,025	1,061
5% 8/15/32	1,650	1,736
5% 6/1/39	815	826
		18,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 6,960
TOTAL MUNICIPAL BONDS (Cost $4,181,765)		4,351,983
Municipal Notes - 1.0%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	8,255	8,315
New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,291
New York - 0.6%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,231
TOTAL MUNICIPAL NOTES (Cost $48,824)		48,837
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $4,230,589)		4,400,820
NET OTHER ASSETS (LIABILITIES) - 6.0%		281,043
NET ASSETS - 100%		$ 4,681,863
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $4,229,863,000. Net unrealized appreciation aggregated $170,957,000, of which $204,608,000 related to appreciated investment securities and $33,651,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Global Bond Fund

March 31, 2014

1.939066.101

GLB-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.6%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd. 6.875% 4/1/22 (d)		$ 25,000	$ 26,938
Bermuda - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		25,000	25,594
5.125% 3/15/21		10,000	10,013
6.25% 12/1/19		5,000	5,400
NCL Corp. Ltd. 5% 2/15/18		45,000	46,688
TOTAL BERMUDA			87,695
British Virgin Islands - 0.4%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	209,000
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	73,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,400
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	72,450
Tervita Corp.:
9.75% 11/1/19 (d)		5,000	4,850
10.875% 2/15/18 (d)		5,000	5,045
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		20,000	22,000
TOTAL CANADA			199,595
Cayman Islands - 1.5%
MCE Finance Ltd. 5% 2/15/21 (d)		45,000	45,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		10,000	10,175
7.5% 11/1/19		30,000	31,950
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	69,936
Seagate HDD Cayman 3.75% 11/15/18 (d)		25,000	25,750
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	195,000	347,974
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (h)	GBP	200,000	361,964
TOTAL CAYMAN ISLANDS			892,749
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	254,163
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	317,779
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - 0.8%
BPCE SA 5.7% 10/22/23 (d)		$ 300,000	$ 311,841
Casino Guichard Perrachon SA 4.87% 12/31/49 (h)	EUR	100,000	138,975
TOTAL FRANCE			450,816
Germany - 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	224,213
Greece - 0.1%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		30,000	31,875
Ireland - 0.9%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (h)		280,000	296,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (d)		200,000	209,000
7% 11/15/20 (d)		37,941	39,933
TOTAL IRELAND			545,733
Italy - 1.8%
Assicurazioni Generali SpA 7.75% 12/12/42 (h)	EUR	200,000	328,953
Enel SpA 5% 1/15/75 (h)	EUR	100,000	140,245
Intesa Sanpaolo SpA 5.25% 1/12/24		400,000	410,974
UniCredit SpA 5.75% 10/28/25 (Reg. S) (c)	EUR	125,000	187,298
TOTAL ITALY			1,067,470
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,750
7.5% 10/15/27		40,000	44,600
TOTAL LIBERIA			75,350
Luxembourg - 0.9%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	146,375
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		10,000	10,350
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		15,000	15,656
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		$ 115,000	$ 123,481
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	218,534
TOTAL LUXEMBOURG			535,896
Marshall Islands - 0.2%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		55,000	56,238
8.125% 2/15/19		55,000	55,550
TOTAL MARSHALL ISLANDS			111,788
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	128,345
6.5% 6/2/41		333,000	364,635
TOTAL MEXICO			492,980
Netherlands - 2.1%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	287,416
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	311,429
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)		100,000	100,500
Petrobras Global Finance BV 5.625% 5/20/43		87,000	73,563
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	324,092
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	142,173
TOTAL NETHERLANDS			1,239,173
Norway - 0.2%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	71,573
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	32,175
TOTAL NORWAY			103,748
Singapore - 0.4%
Flextronics International Ltd. 4.625% 2/15/20		5,000	5,044
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	235,579
TOTAL SINGAPORE			240,623
Sweden - 0.7%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	277,789
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	100,000	140,033
TOTAL SWEDEN			417,822
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - 5.1%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	$ 322,353
CEVA Group PLC:
7% 3/1/21 (d)		75,000	76,875
9% 9/1/21 (d)		75,000	76,875
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	387,334
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	287,370
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	289,041
HSBC Holdings PLC 3.375% 1/10/24 (h)	EUR	200,000	284,939
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	344,843
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,525
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	209,780
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	162,509
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	274,132
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	274,984
Royal Bank of Scotland Group PLC 6% 12/19/23		10,000	10,240
TOTAL UNITED KINGDOM			3,006,800
United States of America - 15.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		5,000	4,988
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	16,050
ADT Corp.:
4.125% 4/15/19		15,000	14,760
6.25% 10/15/21 (d)		20,000	20,550
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)		15,000	15,075
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)		130,000	133,575
6.75% 11/15/20 (d)		20,000	21,150
Ally Financial, Inc.:
2.75% 1/30/17		10,000	10,100
3.5% 1/27/19		45,000	45,000
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,950
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		5,000	5,206
6.25% 3/15/21		30,000	31,950
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,475
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,601
Aon Corp. 5% 9/30/20		67,000	74,330
APX Group, Inc.:
6.375% 12/1/19		20,000	20,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
APX Group, Inc.: - continued
8.75% 12/1/20		$ 20,000	$ 20,350
Ashland, Inc. 3.875% 4/15/18		15,000	15,488
Audatex North America, Inc. 6% 6/15/21 (d)		35,000	37,363
Ball Corp. 4% 11/15/23		45,000	42,075
Bank of America Corp. 5.7% 1/24/22		75,000	86,059
Bankrate, Inc. 6.125% 8/15/18 (d)		20,000	21,200
Basic Energy Services, Inc. 7.75% 2/15/19		20,000	21,475
Best Buy Co., Inc. 5% 8/1/18		75,000	77,783
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)		10,000	10,575
BMC Software Finance, Inc. 8.125% 7/15/21 (d)		25,000	26,313
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	179,734
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,875
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	71,610
6.875% 8/15/18 (d)		50,000	52,500
CBRE Group, Inc. 6.625% 10/15/20		6,000	6,405
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (d)		10,000	10,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	187,625
7% 1/15/19		15,000	15,863
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,225
Chesapeake Energy Corp. 6.125% 2/15/21		175,000	190,750
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,475
CIT Group, Inc.:
3.875% 2/19/19		10,000	10,109
5.5% 2/15/19 (d)		70,000	75,425
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,100
5.25% 8/1/20		15,000	15,450
Clear Channel Communications, Inc.:
4.9% 5/15/15		15,000	14,906
5.5% 12/15/16		50,000	47,750
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,306
Comcast Corp. 4.65% 7/15/42		115,000	114,704
Community Health Systems, Inc.:
5.125% 8/15/18		20,000	21,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Community Health Systems, Inc.: - continued
5.125% 8/1/21 (d)		$ 5,000	$ 5,125
6.875% 2/1/22 (d)		10,000	10,450
8% 11/15/19		20,000	21,975
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,219
8.25% 4/1/20		15,000	16,294
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,225
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		50,000	47,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		35,000	36,838
D.R. Horton, Inc.:
3.75% 3/1/19		10,000	10,025
4.375% 9/15/22		5,000	4,900
Dana Holding Corp. 6.5% 2/15/19		15,000	16,013
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	157,344
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,390	9,670
Denbury Resources, Inc. 4.625% 7/15/23		30,000	27,900
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		100,000	98,750
Discover Financial Services 3.85% 11/21/22		213,000	209,114
DISH DBS Corp. 4.25% 4/1/18		20,000	20,875
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,313
9.875% 4/15/18		5,000	5,450
Duke Realty LP 6.5% 1/15/18		87,000	99,467
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	13,894
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		40,000	42,000
Energy Partners Ltd. 8.25% 2/15/18		25,000	27,063
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,613
Equity One, Inc. 3.75% 11/15/22		183,000	176,288
ERP Operating LP 4.625% 12/15/21		213,000	230,297
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	144,531
Exterran Holdings, Inc. 7.25% 12/1/18		25,000	26,406
FairPoint Communications, Inc. 8.75% 8/15/19 (d)		20,000	21,400
Fifth Third Bancorp 8.25% 3/1/38		67,000	94,355
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 5,000	$ 5,375
7.375% 6/15/19 (d)		10,000	10,750
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		15,000	14,588
FirstEnergy Corp. 7.375% 11/15/31		340,000	390,543
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)		10,000	10,775
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,938
GenCorp, Inc. 7.125% 3/15/21		5,000	5,419
General Motors Co.:
3.5% 10/2/18 (d)		30,000	30,563
6.25% 10/2/43 (d)		5,000	5,413
General Motors Financial Co., Inc. 3.25% 5/15/18		20,000	20,175
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,525
5.375% 11/1/23 (d)		10,000	10,275
GMAC LLC 8% 12/31/18		20,000	23,850
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)		15,000	15,300
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	34,431
HCA Holdings, Inc.:
3.75% 3/15/19		15,000	15,056
5% 3/15/24		10,000	10,019
8% 10/1/18		10,000	11,850
HD Supply, Inc.:
7.5% 7/15/20		20,000	21,825
8.125% 4/15/19		10,000	11,150
HealthSouth Corp.:
7.25% 10/1/18		11,000	11,633
7.75% 9/15/22		22,000	24,090
Hertz Corp.:
6.25% 10/15/22		20,000	21,400
6.75% 4/15/19		30,000	32,138
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		25,000	26,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)		35,000	35,350
4.875% 3/15/19 (d)		20,000	20,350
5.875% 2/1/22 (d)		30,000	30,450
6% 8/1/20 (d)		50,000	53,000
International Lease Finance Corp. 3.875% 4/15/18		65,000	66,300
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	49,275
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		$ 46,000	$ 47,035
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	107,821
Lazard Group LLC 4.25% 11/14/20		27,000	27,984
Lennar Corp. 4.5% 6/15/19		10,000	10,175
Level 3 Financing, Inc. 3.8459% 1/15/18 (d)(h)		25,000	25,438
Liberty Property LP:
3.375% 6/15/23		233,000	219,937
4.75% 10/1/20		67,000	70,989
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	19,100
6.5% 1/15/28		5,000	4,750
MasTec, Inc. 4.875% 3/15/23		10,000	9,800
MGM Mirage, Inc. 7.625% 1/15/17		20,000	22,825
Micron Technology, Inc. 5.875% 2/15/22 (d)		20,000	20,950
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)		5,000	5,131
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,188
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	5,038
NiSource Finance Corp.:
4.45% 12/1/21		100,000	104,475
5.25% 2/15/43		240,000	245,132
NRG Energy, Inc. 7.625% 1/15/18		30,000	33,675
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	106,750
Nuance Communications, Inc. 5.375% 8/15/20 (d)		30,000	29,850
Oil States International, Inc. 6.5% 6/1/19		25,000	26,313
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)		10,000	10,075
Prudential Financial, Inc. 4.5% 11/16/21		200,000	217,133
Puget Energy, Inc. 5.625% 7/15/22		160,000	182,350
R.R. Donnelley & Sons Co. 6.5% 11/15/23		10,000	10,563
Regions Financial Corp. 7.75% 11/10/14		80,000	83,366
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)		5,000	4,900
Reynolds American, Inc. 3.25% 11/1/22		347,000	326,502
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		140,000	146,650
8.5% 5/15/18 (c)		10,000	10,488
9.875% 8/15/19		15,000	16,763
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,163
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,000	5,394
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18		$ 10,000	$ 11,200
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		35,000	36,575
Samson Investment Co. 10.75% 2/15/20 (d)		90,000	98,100
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,881
SemGroup Corp. 7.5% 6/15/21		60,000	65,100
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	15,113
SLM Corp.:
4.875% 6/17/19		75,000	76,213
5.5% 1/15/19		40,000	42,300
8% 3/25/20		10,000	11,513
Sprint Capital Corp.:
6.875% 11/15/28		5,000	4,850
8.75% 3/15/32		15,000	16,500
Sprint Communications, Inc.:
7% 8/15/20		170,000	185,300
9% 11/15/18 (d)		35,000	42,788
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,000
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	15,488
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,625
SUPERVALU, Inc. 6.75% 6/1/21		15,000	15,206
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,475
7.875% 2/15/19		15,000	17,025
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		25,000	26,438
6.464% 4/28/19		35,000	37,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	9,275
5.25% 5/1/23		25,000	24,750
Tenet Healthcare Corp.:
5% 3/1/19 (d)		5,000	4,994
6% 10/1/20 (d)		20,000	21,400
8.125% 4/1/22		55,000	61,463
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,300
The AES Corp.:
4.875% 5/15/23		210,000	200,550
7.375% 7/1/21		100,000	114,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
The Dow Chemical Co. 4.125% 11/15/21		$ 120,000	$ 125,687
The Geo Group, Inc. 5.875% 1/15/22		20,000	20,550
The William Carter Co. 5.25% 8/15/21 (d)		15,000	15,431
Toll Brothers Finance Corp.:
4% 12/31/18		15,000	15,375
4.375% 4/15/23		30,000	28,875
5.625% 1/15/24		5,000	5,150
TransDigm, Inc. 5.5% 10/15/20		25,000	25,438
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		30,000	31,500
Triumph Group, Inc. 4.875% 4/1/21		10,000	9,850
Tronox Finance LLC 6.375% 8/15/20		15,000	15,413
TW Telecom Holdings, Inc.:
5.375% 10/1/22		20,000	20,400
6.375% 9/1/23		5,000	5,350
United Continental Holdings, Inc.:
6% 12/1/20		20,000	20,800
6% 7/15/26		25,000	23,625
6% 7/15/28		15,000	13,800
Valeant Pharmaceuticals International 6.875% 12/1/18 (d)		10,000	10,625
Verizon Communications, Inc.:
6.4% 9/15/33		98,000	116,350
6.55% 9/15/43		349,000	424,710
VPI Escrow Corp. 6.375% 10/15/20 (d)		90,000	97,200
Walter Energy, Inc. 8.5% 4/15/21		10,000	6,300
WellPoint, Inc.:
3.3% 1/15/23		183,000	175,518
4.625% 5/15/42		73,000	70,424
Western Refining, Inc. 6.25% 4/1/21		20,000	20,700
Whiting Petroleum Corp.:
5% 3/15/19		20,000	21,150
5.75% 3/15/21		20,000	21,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		20,000	22,700
13.375% 10/15/19		5,000	5,863
TOTAL UNITED STATES OF AMERICA			9,416,237
TOTAL NONCONVERTIBLE BONDS (Cost $19,476,616)			19,948,443
Commercial Mortgage Securities - 5.0%
		Principal Amount (b)	Value
United States of America - 5.0%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 338,275
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	823,146
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	547,761
Series 2007-C32 Class A3, 5.7499% 6/15/49 (h)		225,000	248,418
Series 2007-C33 Class A4, 5.9338% 2/15/51 (h)		900,000	986,066
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,031,727)			2,943,666
U.S. Government and Government Agency Obligations - 3.1%

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
3.625% 2/15/44		437,000	442,053
3.75% 11/15/43		500,000	517,656
U.S. Treasury Notes 1.5% 2/28/19		900,000	891,281
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,846,264)			1,850,990
Foreign Government and Government Agency Obligations - 43.3%

Australia - 1.1%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	561,414
5.5% 4/21/23	AUD	38,000	39,245
5.75% 7/15/22	AUD	58,000	60,686
TOTAL AUSTRALIA			661,345
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	224,000	314,799
2.6% 6/22/24 (Reg.S) (d)	EUR	100,000	142,583
TOTAL BELGIUM			457,382
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Brazil - 1.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		$ 200,000	$ 209,000
Brazilian Federative Republic 2.625% 1/5/23		960,000	849,600
TOTAL BRAZIL			1,058,600
Canada - 2.6%
Canadian Government:
1.25% 2/1/16	CAD	433,000	392,978
1.25% 3/1/18	CAD	330,000	295,824
2.75% 6/1/22 (f)(g)	CAD	526,000	494,112
4% 6/1/41	CAD	118,000	126,810
5% 6/1/37	CAD	110,000	133,685
Ontario Province 4.65% 6/2/41	CAD	110,000	111,662
TOTAL CANADA			1,555,071
Chile - 0.8%
Chilean Republic 2.25% 10/30/22		500,000	457,500
France - 5.8%
French Government:
OAT 3.25% 5/25/45	EUR	110,000	155,666
1% 5/25/18	EUR	1,580,000	2,203,771
1% 5/25/19	EUR	170,000	234,441
2.25% 5/25/24	EUR	500,000	698,845
5.75% 10/25/32	EUR	90,000	177,547
TOTAL FRANCE			3,470,270
Germany - 0.6%
German Federal Republic:
1.75% 2/15/24	EUR	100,000	139,990
2.25% 9/4/20	EUR	80,000	119,546
4% 1/4/37	EUR	70,000	123,374
TOTAL GERMANY			382,910
Ireland - 0.3%
Irish Republic:
4.5% 4/18/20	EUR	34,000	53,342
5.4% 3/13/25	EUR	25,000	41,319
5.5% 10/18/17	EUR	62,000	98,634
TOTAL IRELAND			193,295
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Israel - 0.2%
Israeli State:
3.75% 3/31/24	ILS	171,000	$ 50,390
6% 2/28/19	ILS	245,000	83,556
TOTAL ISRAEL			133,946
Italy - 4.2%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	601,000	851,675
3.5% 12/1/18	EUR	560,000	829,808
4.5% 3/1/24	EUR	268,000	407,209
Italian Republic:
3.75% 4/15/16	EUR	85,000	123,945
5% 8/1/34	EUR	188,000	294,797
TOTAL ITALY			2,507,434
Japan - 7.9%
Japan Government:
0.2% 3/20/19	JPY	211,550,000	2,049,052
0.6% 3/20/24	JPY	158,000,000	1,523,799
1.6% 3/20/33	JPY	29,200,000	290,816
1.7% 12/20/43	JPY	6,000,000	57,979
1.7% 3/20/44	JPY	1,950,000	18,832
1.8% 3/20/43	JPY	31,450,000	311,392
1.8% 9/20/43	JPY	42,000,000	415,485
TOTAL JAPAN			4,667,355
Korea (South) - 1.5%
Korean Republic:
2.75% 3/10/18	KRW	658,700,000	611,383
3% 12/10/42	KRW	107,000,000	86,371
3.5% 3/10/24	KRW	209,000,000	195,870
TOTAL KOREA (SOUTH)			893,624
Malaysia - 0.2%
Malaysian Government 3.48% 3/15/23	MYR	450,000	131,332
Mexico - 3.4%
United Mexican States:
4.75% 6/14/18	MXN	15,700,000	1,192,569
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.5% 6/3/27	MXN	7,140,000	$ 594,712
7.75% 11/13/42	MXN	2,700,000	221,285
TOTAL MEXICO			2,008,566
Netherlands - 1.6%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	694,000	956,554
Poland - 0.8%
Polish Government:
4% 10/25/23	PLN	275,000	89,308
5% 4/25/16	PLN	730,000	250,882
5.5% 10/25/19	PLN	400,000	143,647
TOTAL POLAND			483,837
Russia - 0.5%
Russian Federation:
7% 8/16/23	RUB	2,990,000	76,073
7.35% 1/20/16	RUB	4,256,000	120,516
7.5% 2/27/19	RUB	3,700,000	102,345
TOTAL RUSSIA			298,934
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	190,000	162,614
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	127,433
7.75% 2/28/23	ZAR	2,900,000	266,046
8% 12/21/18	ZAR	467,000	44,662
TOTAL SOUTH AFRICA			438,141
Spain - 4.0%
Spanish Kingdom:
2.1% 4/30/17	EUR	423,000	598,346
3.75% 10/31/18	EUR	670,000	1,005,156
3.8% 4/30/24 (Reg.S)	EUR	200,000	288,576
4.4% 10/31/23 (d)	EUR	300,000	454,802
TOTAL SPAIN			2,346,880
Sweden - 0.9%
Swedish Kingdom 3.75% 8/12/17	SEK	3,120,000	524,514
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Thailand - 0.2%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,254,000	$ 70,367
3.625% 6/16/23	THB	1,675,000	51,456
TOTAL THAILAND			121,823
Turkey - 0.5%
Turkish Republic:
8.5% 9/14/22	TRY	198,000	84,439
8.8% 11/14/18	TRY	260,000	115,437
9% 1/27/16	TRY	244,000	111,440
TOTAL TURKEY			311,316
United Kingdom - 2.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	350,000	576,670
3.25% 1/22/44	GBP	34,000	53,852
4.25% 6/7/32	GBP	60,000	112,950
4.5% 12/7/42	GBP	390,000	771,091
TOTAL UNITED KINGDOM			1,514,563
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,483,031)			25,737,806
Municipal Securities - 0.5%

United States of America - 0.5%
California Gen. Oblig. 7.5% 4/1/34		100,000	134,880
Chicago Gen. Oblig. 6.314% 1/1/44		155,000	158,038
TOTAL MUNICIPAL SECURITIES (Cost $281,137)			292,918
Bank Loan Obligations - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		$ 20,000	$ 20,426
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)		10,000	9,938
First Data Corp. term loan 4.1545% 3/24/18 (h)		30,000	30,038
TOTAL BANK LOAN OBLIGATIONS (Cost $59,529)			60,402
Preferred Securities - 3.4%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (e)(h)	200,000	271,261
Denmark - 0.5%
Danske Bank A/S 5.75% (e)(h)	200,000	276,052
France - 0.5%
EDF SA 5.625% (Reg. S) (e)(h)	300,000	305,656
Germany - 0.8%
Allianz SE 4.75% (Reg. S) (e)(h)	100,000	148,514
RWE AG 4.625% (e)(h)	220,000	317,381
TOTAL GERMANY		465,895
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (e)(h)	295,000	435,954
United Kingdom - 0.5%
Barclays Bank PLC 7.625% 11/21/22	250,000	282,481
TOTAL PREFERRED SECURITIES (Cost $1,977,455)		2,037,299
Fixed-Income Funds - 5.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $3,007,484)	28,003	2,984,280
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,354,676)	2,354,676	$ 2,354,676
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $57,517,919)		58,210,480
NET OTHER ASSETS (LIABILITIES) - 2.0%		1,161,474
NET ASSETS - 100%		$ 59,371,954
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Euro-Bobl Index Contracts (Germany)	June 2014	$ 172,716	$ 95
Sold
Bond Index Contracts
4 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2014	730,412	(2,538)
Treasury Contracts
13 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	1,605,500	10,125
TOTAL SOLD		2,335,912	7,587
		$ 2,508,628	$ 7,682

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 3.9%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/1/14	EUR	JPMorgan Chase Bank	Sell	438,000	$ 602,903	$ (508)
4/1/14	ILS	JPMorgan Chase Bank	Buy	176,489	50,451	156
4/2/14	EUR	Barclays Bank PLC, London	Sell	468,000	644,717	(23)
4/2/14	ILS	Barclays Bank PLC, London	Buy	291,452	83,542	29
4/2/14	JPY	Barclays Bank PLC, London	Buy	7,790,105	75,661	(187)
4/2/14	TRY	Barclays Bank PLC, London	Buy	676,010	315,819	118
4/2/14	ZAR	Barclays Bank PLC, London	Buy	424,943	40,380	(17)
5/15/14	AUD	Barclays Bank PLC, London	Sell	26,000	24,034	(4)
5/15/14	AUD	Barclays Bank PLC, London	Sell	162,000	146,298	(3,474)
5/15/14	AUD	Citibank NA	Sell	891,000	795,635	(28,112)
5/15/14	AUD	Deutsche Bank AG	Buy	182,000	161,656	6,607
5/15/14	AUD	JPMorgan Chase Bank	Buy	1,512,000	1,396,042	1,833
5/15/14	CAD	Barclays Bank PLC, London	Sell	38,000	34,407	70
5/15/14	CAD	JPMorgan Chase Bank	Buy	21,000	18,926	50
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Buy	12,000	10,810	33
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Buy	1,577,665	1,424,204	1,374
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Sell	1,219,000	1,098,823	(2,665)
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	37,000	41,546	322
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	544,000	611,260	4,309
5/15/14	CLP	Citibank NA	Buy	34,419,000	61,577	890
5/15/14	CZK	Barclays Bank PLC, London	Buy	614,000	30,843	(22)
5/15/14	CZK	Deutsche Bank AG	Buy	4,277,000	213,949	746
5/15/14	DKK	Citibank NA	Sell	290,000	53,596	67
5/15/14	DKK	Deutsche Bank AG	Buy	1,663,000	305,396	1,563
5/15/14	EUR	Barclays Bank PLC, London	Buy	327,000	450,443	11
5/15/14	EUR	Barclays Bank PLC, London	Buy	640,000	881,475	147
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	EUR	Citibank NA	Buy	422,000	$ 588,368	$ (7,048)
5/15/14	EUR	Deutsche Bank AG	Sell	115,000	157,721	(696)
5/15/14	EUR	Goldman Sachs Bank USA	Sell	2,981,000	4,085,800	(20,632)
5/15/14	EUR	JPMorgan Chase Bank	Buy	272,000	374,134	555
5/15/14	EUR	JPMorgan Chase Bank	Buy	417,000	573,952	480
5/15/14	EUR	JPMorgan Chase Bank	Buy	649,000	904,196	(10,176)
5/15/14	EUR	JPMorgan Chase Bank	Buy	1,365,000	1,881,770	(1,435)
5/15/14	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	1,434,000	1,979,892	4,506
5/15/14	GBP	Barclays Bank PLC, London	Sell	353,000	585,878	(2,425)
5/15/14	GBP	Barclays Bank PLC, London	Sell	588,000	978,280	(1,671)
5/15/14	GBP	JPMorgan Chase Bank	Sell	173,000	287,768	(550)
5/15/14	HKD	JPMorgan Chase Bank	Buy	153,000	19,705	23
5/15/14	ILS	Barclays Bank PLC, London	Sell	247,000	70,781	(14)
5/15/14	ILS	Citibank NA	Buy	869,000	246,876	2,194
5/15/14	ILS	JPMorgan Chase Bank	Sell	176,000	50,286	(159)
5/15/14	JPY	Barclays Bank PLC, London	Sell	13,000,000	126,292	310
5/15/14	JPY	Citibank NA	Buy	9,200,000	90,135	(979)
5/15/14	JPY	Citibank NA	Buy	45,000,000	444,055	(7,965)
5/15/14	JPY	Citibank NA	Buy	492,900,000	4,836,288	(59,654)
5/15/14	JPY	Deutsche Bank AG	Sell	4,450,000	43,887	763
5/15/14	JPY	Deutsche Bank AG	Sell	149,700,000	1,462,723	11,998
5/15/14	JPY	JPMorgan Chase Bank	Buy	40,900,000	402,533	(6,176)
5/15/14	JPY	JPMorgan Chase Bank	Sell	211,600,000	2,071,307	20,717
5/15/14	KRW	BNP Paribas	Buy	318,100,000	297,045	1,660
5/15/14	KRW	Barclays Bank PLC, London	Sell	22,100,000	20,761	8
5/15/14	KRW	Citibank NA	Buy	35,200,000	32,775	279
5/15/14	KRW	Citibank NA	Buy	177,950,000	164,830	2,271
5/15/14	KRW	Citibank NA	Sell	92,400,000	85,476	(1,290)
5/15/14	KRW	Citibank NA	Sell	320,000,000	297,260	(3,230)
5/15/14	KRW	Deutsche Bank AG	Buy	325,000,000	300,787	4,398
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	KRW	Goldman Sachs Bank USA	Sell	208,289,000	$ 194,200	$ (1,390)
5/15/14	MXN	Barclays Bank PLC, London	Sell	434,000	33,126	0
5/15/14	MXN	Citibank NA	Buy	11,083,000	840,654	5,287
5/15/14	MXN	Citibank NA	Sell	6,850,000	511,404	(11,442)
5/15/14	MXN	Deutsche Bank AG	Sell	15,692,000	1,178,189	(19,547)
5/15/14	MYR	Citibank NA	Buy	233,000	70,050	1,324
5/15/14	NOK	Deutsche Bank AG	Buy	885,000	144,377	3,164
5/15/14	NZD	Morgan Stanley Cap. Svcs. LLC	Buy	194,000	159,779	7,963
5/15/14	PLN	Barclays Bank PLC, London	Buy	141,000	46,502	(7)
5/15/14	PLN	Citibank NA	Buy	1,797,000	589,106	3,456
5/15/14	PLN	Citibank NA	Sell	327,000	107,756	(72)
5/15/14	PLN	Citibank NA	Sell	1,510,000	494,763	(3,161)
5/15/14	PLN	Deutsche Bank AG	Buy	1,714,000	558,252	6,941
5/15/14	PLN	Morgan Stanley Cap. Svcs. LLC	Sell	1,707,000	554,269	(8,616)
5/15/14	RUB	Barclays Bank PLC, London	Buy	11,182,000	314,809	666
5/15/14	RUB	Barclays Bank PLC, London	Sell	10,363,000	288,470	(3,898)
5/15/14	RUB	Barclays Bank PLC, London	Sell	10,700,000	290,998	(10,878)
5/15/14	RUB	Citibank NA	Buy	10,700,000	288,565	13,311
5/15/14	SEK	Barclays Bank PLC, London	Sell	217,000	33,432	(71)
5/15/14	SEK	Deutsche Bank AG	Sell	284,000	43,316	(532)
5/15/14	THB	JPMorgan Chase Bank	Buy	8,057,000	245,648	2,713
5/15/14	TRY	Barclays Bank PLC, London	Buy	670,000	298,184	10,649
5/15/14	TRY	Barclays Bank PLC, London	Sell	24,000	11,066	3
5/15/14	TRY	Citibank NA	Sell	658,000	290,601	(12,700)
5/15/14	TWD	BNP Paribas	Buy	17,614,000	581,704	(2,515)
5/15/14	TWD	Citibank NA	Sell	17,614,000	580,669	1,480
5/15/14	ZAR	Barclays Bank PLC, London	Sell	181,000	17,086	14
5/15/14	ZAR	Barclays Bank PLC, London	Sell	3,200,000	292,118	(9,716)
5/15/14	ZAR	Citibank NA	Buy	370,000	33,020	1,880
5/15/14	ZAR	JPMorgan Chase Bank	Buy	3,222,000	297,522	6,387
5/15/14	ZAR	Morgan Stanley Cap. Svcs. LLC	Buy	230,000	21,071	623
						$ (109,309)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/(Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 5,100,000	$ (135,550)	$ 0	$ (135,550)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	(4,427)	(17,439)	(21,866)
Kering SA	Dec. 2017	Credit Suisse	(1%)	EUR	100,000	(2,508)	(1,108)	(3,616)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(8,525)	(11,961)	(20,486)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	100,000	(2,195)	(2,058)	(4,253)
TOTAL CREDIT DEFAULT SWAPS						$ (153,205)	$ (32,566)	$ (185,771)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Quarterly Report

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,380,552 or 7.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $103,331.
(g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $237,662.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity CentralFund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 757
Fidelity Mortgage Backed Securities Central Fund	20,885
Total	$ 21,642
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 2,951,796	$ -	$ -	$ 2,984,280	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 19,948,443	$ -	$ 19,948,443	$ -
Commercial Mortgage Securities	2,943,666	-	2,943,666	-
U.S. Government and Government Agency Obligations	1,850,990	-	1,850,990	-
Foreign Government and Government Agency Obligations	25,737,806	-	25,737,806	-
Municipal Securities	292,918	-	292,918	-
Bank Loan Obligations	60,402	-	60,402	-
Preferred Securities	2,037,299	-	2,037,299	-
Fixed-Income Funds	2,984,280	2,984,280	-	-
Money Market Funds	2,354,676	2,354,676	-	-
Total Investments in Securities:	$ 58,210,480	$ 5,338,956	$ 52,871,524	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 134,348	$ -	$ 134,348	$ -
Futures Contracts	10,220	10,220	-	-
Total Assets	$ 144,568	$ 10,220	$ 134,348	$ -
Liabilities
Foreign Currency Contracts	$ (243,657)	$ -	$ (243,657)	$ -
Futures Contracts	(2,538)	(2,538)	-	-
Swaps	(153,205)	-	(153,205)	-
Total Liabilities	$ (399,400)	$ (2,538)	$ (396,862)	$ -
Total Derivative Instruments:	$ (254,832)	$ 7,682	$ (262,514)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $57,534,995. Net unrealized appreciation aggregated $675,485, of which $1,428,170 related to appreciated investment securities and $752,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Bond Fund
Class A
Class T
Class C
Institutional Class

March 31, 2014

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global Bond Fund

1.939044.101

AGLB-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.6%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd. 6.875% 4/1/22 (d)		$ 25,000	$ 26,938
Bermuda - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		25,000	25,594
5.125% 3/15/21		10,000	10,013
6.25% 12/1/19		5,000	5,400
NCL Corp. Ltd. 5% 2/15/18		45,000	46,688
TOTAL BERMUDA			87,695
British Virgin Islands - 0.4%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	209,000
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	73,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,400
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	72,450
Tervita Corp.:
9.75% 11/1/19 (d)		5,000	4,850
10.875% 2/15/18 (d)		5,000	5,045
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		20,000	22,000
TOTAL CANADA			199,595
Cayman Islands - 1.5%
MCE Finance Ltd. 5% 2/15/21 (d)		45,000	45,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		10,000	10,175
7.5% 11/1/19		30,000	31,950
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	69,936
Seagate HDD Cayman 3.75% 11/15/18 (d)		25,000	25,750
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	195,000	347,974
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (h)	GBP	200,000	361,964
TOTAL CAYMAN ISLANDS			892,749
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	254,163
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	317,779
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - 0.8%
BPCE SA 5.7% 10/22/23 (d)		$ 300,000	$ 311,841
Casino Guichard Perrachon SA 4.87% 12/31/49 (h)	EUR	100,000	138,975
TOTAL FRANCE			450,816
Germany - 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	224,213
Greece - 0.1%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		30,000	31,875
Ireland - 0.9%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (h)		280,000	296,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (d)		200,000	209,000
7% 11/15/20 (d)		37,941	39,933
TOTAL IRELAND			545,733
Italy - 1.8%
Assicurazioni Generali SpA 7.75% 12/12/42 (h)	EUR	200,000	328,953
Enel SpA 5% 1/15/75 (h)	EUR	100,000	140,245
Intesa Sanpaolo SpA 5.25% 1/12/24		400,000	410,974
UniCredit SpA 5.75% 10/28/25 (Reg. S) (c)	EUR	125,000	187,298
TOTAL ITALY			1,067,470
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,750
7.5% 10/15/27		40,000	44,600
TOTAL LIBERIA			75,350
Luxembourg - 0.9%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	146,375
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		10,000	10,350
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		15,000	15,656
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		$ 115,000	$ 123,481
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	218,534
TOTAL LUXEMBOURG			535,896
Marshall Islands - 0.2%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		55,000	56,238
8.125% 2/15/19		55,000	55,550
TOTAL MARSHALL ISLANDS			111,788
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	128,345
6.5% 6/2/41		333,000	364,635
TOTAL MEXICO			492,980
Netherlands - 2.1%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	287,416
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	311,429
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)		100,000	100,500
Petrobras Global Finance BV 5.625% 5/20/43		87,000	73,563
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	324,092
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	142,173
TOTAL NETHERLANDS			1,239,173
Norway - 0.2%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	71,573
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	32,175
TOTAL NORWAY			103,748
Singapore - 0.4%
Flextronics International Ltd. 4.625% 2/15/20		5,000	5,044
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	235,579
TOTAL SINGAPORE			240,623
Sweden - 0.7%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	277,789
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	100,000	140,033
TOTAL SWEDEN			417,822
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - 5.1%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	$ 322,353
CEVA Group PLC:
7% 3/1/21 (d)		75,000	76,875
9% 9/1/21 (d)		75,000	76,875
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	387,334
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	287,370
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	289,041
HSBC Holdings PLC 3.375% 1/10/24 (h)	EUR	200,000	284,939
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	344,843
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,525
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	209,780
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	162,509
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	274,132
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	274,984
Royal Bank of Scotland Group PLC 6% 12/19/23		10,000	10,240
TOTAL UNITED KINGDOM			3,006,800
United States of America - 15.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		5,000	4,988
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	16,050
ADT Corp.:
4.125% 4/15/19		15,000	14,760
6.25% 10/15/21 (d)		20,000	20,550
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)		15,000	15,075
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)		130,000	133,575
6.75% 11/15/20 (d)		20,000	21,150
Ally Financial, Inc.:
2.75% 1/30/17		10,000	10,100
3.5% 1/27/19		45,000	45,000
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,950
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		5,000	5,206
6.25% 3/15/21		30,000	31,950
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,475
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,601
Aon Corp. 5% 9/30/20		67,000	74,330
APX Group, Inc.:
6.375% 12/1/19		20,000	20,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
APX Group, Inc.: - continued
8.75% 12/1/20		$ 20,000	$ 20,350
Ashland, Inc. 3.875% 4/15/18		15,000	15,488
Audatex North America, Inc. 6% 6/15/21 (d)		35,000	37,363
Ball Corp. 4% 11/15/23		45,000	42,075
Bank of America Corp. 5.7% 1/24/22		75,000	86,059
Bankrate, Inc. 6.125% 8/15/18 (d)		20,000	21,200
Basic Energy Services, Inc. 7.75% 2/15/19		20,000	21,475
Best Buy Co., Inc. 5% 8/1/18		75,000	77,783
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)		10,000	10,575
BMC Software Finance, Inc. 8.125% 7/15/21 (d)		25,000	26,313
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	179,734
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,875
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	71,610
6.875% 8/15/18 (d)		50,000	52,500
CBRE Group, Inc. 6.625% 10/15/20		6,000	6,405
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (d)		10,000	10,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	187,625
7% 1/15/19		15,000	15,863
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,225
Chesapeake Energy Corp. 6.125% 2/15/21		175,000	190,750
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,475
CIT Group, Inc.:
3.875% 2/19/19		10,000	10,109
5.5% 2/15/19 (d)		70,000	75,425
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,100
5.25% 8/1/20		15,000	15,450
Clear Channel Communications, Inc.:
4.9% 5/15/15		15,000	14,906
5.5% 12/15/16		50,000	47,750
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,306
Comcast Corp. 4.65% 7/15/42		115,000	114,704
Community Health Systems, Inc.:
5.125% 8/15/18		20,000	21,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Community Health Systems, Inc.: - continued
5.125% 8/1/21 (d)		$ 5,000	$ 5,125
6.875% 2/1/22 (d)		10,000	10,450
8% 11/15/19		20,000	21,975
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,219
8.25% 4/1/20		15,000	16,294
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,225
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		50,000	47,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		35,000	36,838
D.R. Horton, Inc.:
3.75% 3/1/19		10,000	10,025
4.375% 9/15/22		5,000	4,900
Dana Holding Corp. 6.5% 2/15/19		15,000	16,013
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	157,344
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,390	9,670
Denbury Resources, Inc. 4.625% 7/15/23		30,000	27,900
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		100,000	98,750
Discover Financial Services 3.85% 11/21/22		213,000	209,114
DISH DBS Corp. 4.25% 4/1/18		20,000	20,875
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,313
9.875% 4/15/18		5,000	5,450
Duke Realty LP 6.5% 1/15/18		87,000	99,467
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	13,894
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		40,000	42,000
Energy Partners Ltd. 8.25% 2/15/18		25,000	27,063
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,613
Equity One, Inc. 3.75% 11/15/22		183,000	176,288
ERP Operating LP 4.625% 12/15/21		213,000	230,297
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	144,531
Exterran Holdings, Inc. 7.25% 12/1/18		25,000	26,406
FairPoint Communications, Inc. 8.75% 8/15/19 (d)		20,000	21,400
Fifth Third Bancorp 8.25% 3/1/38		67,000	94,355
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 5,000	$ 5,375
7.375% 6/15/19 (d)		10,000	10,750
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		15,000	14,588
FirstEnergy Corp. 7.375% 11/15/31		340,000	390,543
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)		10,000	10,775
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,938
GenCorp, Inc. 7.125% 3/15/21		5,000	5,419
General Motors Co.:
3.5% 10/2/18 (d)		30,000	30,563
6.25% 10/2/43 (d)		5,000	5,413
General Motors Financial Co., Inc. 3.25% 5/15/18		20,000	20,175
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,525
5.375% 11/1/23 (d)		10,000	10,275
GMAC LLC 8% 12/31/18		20,000	23,850
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)		15,000	15,300
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	34,431
HCA Holdings, Inc.:
3.75% 3/15/19		15,000	15,056
5% 3/15/24		10,000	10,019
8% 10/1/18		10,000	11,850
HD Supply, Inc.:
7.5% 7/15/20		20,000	21,825
8.125% 4/15/19		10,000	11,150
HealthSouth Corp.:
7.25% 10/1/18		11,000	11,633
7.75% 9/15/22		22,000	24,090
Hertz Corp.:
6.25% 10/15/22		20,000	21,400
6.75% 4/15/19		30,000	32,138
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		25,000	26,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)		35,000	35,350
4.875% 3/15/19 (d)		20,000	20,350
5.875% 2/1/22 (d)		30,000	30,450
6% 8/1/20 (d)		50,000	53,000
International Lease Finance Corp. 3.875% 4/15/18		65,000	66,300
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	49,275
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		$ 46,000	$ 47,035
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	107,821
Lazard Group LLC 4.25% 11/14/20		27,000	27,984
Lennar Corp. 4.5% 6/15/19		10,000	10,175
Level 3 Financing, Inc. 3.8459% 1/15/18 (d)(h)		25,000	25,438
Liberty Property LP:
3.375% 6/15/23		233,000	219,937
4.75% 10/1/20		67,000	70,989
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	19,100
6.5% 1/15/28		5,000	4,750
MasTec, Inc. 4.875% 3/15/23		10,000	9,800
MGM Mirage, Inc. 7.625% 1/15/17		20,000	22,825
Micron Technology, Inc. 5.875% 2/15/22 (d)		20,000	20,950
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)		5,000	5,131
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,188
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	5,038
NiSource Finance Corp.:
4.45% 12/1/21		100,000	104,475
5.25% 2/15/43		240,000	245,132
NRG Energy, Inc. 7.625% 1/15/18		30,000	33,675
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	106,750
Nuance Communications, Inc. 5.375% 8/15/20 (d)		30,000	29,850
Oil States International, Inc. 6.5% 6/1/19		25,000	26,313
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)		10,000	10,075
Prudential Financial, Inc. 4.5% 11/16/21		200,000	217,133
Puget Energy, Inc. 5.625% 7/15/22		160,000	182,350
R.R. Donnelley & Sons Co. 6.5% 11/15/23		10,000	10,563
Regions Financial Corp. 7.75% 11/10/14		80,000	83,366
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)		5,000	4,900
Reynolds American, Inc. 3.25% 11/1/22		347,000	326,502
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		140,000	146,650
8.5% 5/15/18 (c)		10,000	10,488
9.875% 8/15/19		15,000	16,763
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,163
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,000	5,394
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18		$ 10,000	$ 11,200
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		35,000	36,575
Samson Investment Co. 10.75% 2/15/20 (d)		90,000	98,100
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,881
SemGroup Corp. 7.5% 6/15/21		60,000	65,100
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	15,113
SLM Corp.:
4.875% 6/17/19		75,000	76,213
5.5% 1/15/19		40,000	42,300
8% 3/25/20		10,000	11,513
Sprint Capital Corp.:
6.875% 11/15/28		5,000	4,850
8.75% 3/15/32		15,000	16,500
Sprint Communications, Inc.:
7% 8/15/20		170,000	185,300
9% 11/15/18 (d)		35,000	42,788
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,000
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	15,488
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,625
SUPERVALU, Inc. 6.75% 6/1/21		15,000	15,206
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,475
7.875% 2/15/19		15,000	17,025
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		25,000	26,438
6.464% 4/28/19		35,000	37,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	9,275
5.25% 5/1/23		25,000	24,750
Tenet Healthcare Corp.:
5% 3/1/19 (d)		5,000	4,994
6% 10/1/20 (d)		20,000	21,400
8.125% 4/1/22		55,000	61,463
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,300
The AES Corp.:
4.875% 5/15/23		210,000	200,550
7.375% 7/1/21		100,000	114,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
The Dow Chemical Co. 4.125% 11/15/21		$ 120,000	$ 125,687
The Geo Group, Inc. 5.875% 1/15/22		20,000	20,550
The William Carter Co. 5.25% 8/15/21 (d)		15,000	15,431
Toll Brothers Finance Corp.:
4% 12/31/18		15,000	15,375
4.375% 4/15/23		30,000	28,875
5.625% 1/15/24		5,000	5,150
TransDigm, Inc. 5.5% 10/15/20		25,000	25,438
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		30,000	31,500
Triumph Group, Inc. 4.875% 4/1/21		10,000	9,850
Tronox Finance LLC 6.375% 8/15/20		15,000	15,413
TW Telecom Holdings, Inc.:
5.375% 10/1/22		20,000	20,400
6.375% 9/1/23		5,000	5,350
United Continental Holdings, Inc.:
6% 12/1/20		20,000	20,800
6% 7/15/26		25,000	23,625
6% 7/15/28		15,000	13,800
Valeant Pharmaceuticals International 6.875% 12/1/18 (d)		10,000	10,625
Verizon Communications, Inc.:
6.4% 9/15/33		98,000	116,350
6.55% 9/15/43		349,000	424,710
VPI Escrow Corp. 6.375% 10/15/20 (d)		90,000	97,200
Walter Energy, Inc. 8.5% 4/15/21		10,000	6,300
WellPoint, Inc.:
3.3% 1/15/23		183,000	175,518
4.625% 5/15/42		73,000	70,424
Western Refining, Inc. 6.25% 4/1/21		20,000	20,700
Whiting Petroleum Corp.:
5% 3/15/19		20,000	21,150
5.75% 3/15/21		20,000	21,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		20,000	22,700
13.375% 10/15/19		5,000	5,863
TOTAL UNITED STATES OF AMERICA			9,416,237
TOTAL NONCONVERTIBLE BONDS (Cost $19,476,616)			19,948,443
Commercial Mortgage Securities - 5.0%
		Principal Amount (b)	Value
United States of America - 5.0%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 338,275
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	823,146
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	547,761
Series 2007-C32 Class A3, 5.7499% 6/15/49 (h)		225,000	248,418
Series 2007-C33 Class A4, 5.9338% 2/15/51 (h)		900,000	986,066
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,031,727)			2,943,666
U.S. Government and Government Agency Obligations - 3.1%

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
3.625% 2/15/44		437,000	442,053
3.75% 11/15/43		500,000	517,656
U.S. Treasury Notes 1.5% 2/28/19		900,000	891,281
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,846,264)			1,850,990
Foreign Government and Government Agency Obligations - 43.3%

Australia - 1.1%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	561,414
5.5% 4/21/23	AUD	38,000	39,245
5.75% 7/15/22	AUD	58,000	60,686
TOTAL AUSTRALIA			661,345
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	224,000	314,799
2.6% 6/22/24 (Reg.S) (d)	EUR	100,000	142,583
TOTAL BELGIUM			457,382
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Brazil - 1.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		$ 200,000	$ 209,000
Brazilian Federative Republic 2.625% 1/5/23		960,000	849,600
TOTAL BRAZIL			1,058,600
Canada - 2.6%
Canadian Government:
1.25% 2/1/16	CAD	433,000	392,978
1.25% 3/1/18	CAD	330,000	295,824
2.75% 6/1/22 (f)(g)	CAD	526,000	494,112
4% 6/1/41	CAD	118,000	126,810
5% 6/1/37	CAD	110,000	133,685
Ontario Province 4.65% 6/2/41	CAD	110,000	111,662
TOTAL CANADA			1,555,071
Chile - 0.8%
Chilean Republic 2.25% 10/30/22		500,000	457,500
France - 5.8%
French Government:
OAT 3.25% 5/25/45	EUR	110,000	155,666
1% 5/25/18	EUR	1,580,000	2,203,771
1% 5/25/19	EUR	170,000	234,441
2.25% 5/25/24	EUR	500,000	698,845
5.75% 10/25/32	EUR	90,000	177,547
TOTAL FRANCE			3,470,270
Germany - 0.6%
German Federal Republic:
1.75% 2/15/24	EUR	100,000	139,990
2.25% 9/4/20	EUR	80,000	119,546
4% 1/4/37	EUR	70,000	123,374
TOTAL GERMANY			382,910
Ireland - 0.3%
Irish Republic:
4.5% 4/18/20	EUR	34,000	53,342
5.4% 3/13/25	EUR	25,000	41,319
5.5% 10/18/17	EUR	62,000	98,634
TOTAL IRELAND			193,295
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Israel - 0.2%
Israeli State:
3.75% 3/31/24	ILS	171,000	$ 50,390
6% 2/28/19	ILS	245,000	83,556
TOTAL ISRAEL			133,946
Italy - 4.2%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	601,000	851,675
3.5% 12/1/18	EUR	560,000	829,808
4.5% 3/1/24	EUR	268,000	407,209
Italian Republic:
3.75% 4/15/16	EUR	85,000	123,945
5% 8/1/34	EUR	188,000	294,797
TOTAL ITALY			2,507,434
Japan - 7.9%
Japan Government:
0.2% 3/20/19	JPY	211,550,000	2,049,052
0.6% 3/20/24	JPY	158,000,000	1,523,799
1.6% 3/20/33	JPY	29,200,000	290,816
1.7% 12/20/43	JPY	6,000,000	57,979
1.7% 3/20/44	JPY	1,950,000	18,832
1.8% 3/20/43	JPY	31,450,000	311,392
1.8% 9/20/43	JPY	42,000,000	415,485
TOTAL JAPAN			4,667,355
Korea (South) - 1.5%
Korean Republic:
2.75% 3/10/18	KRW	658,700,000	611,383
3% 12/10/42	KRW	107,000,000	86,371
3.5% 3/10/24	KRW	209,000,000	195,870
TOTAL KOREA (SOUTH)			893,624
Malaysia - 0.2%
Malaysian Government 3.48% 3/15/23	MYR	450,000	131,332
Mexico - 3.4%
United Mexican States:
4.75% 6/14/18	MXN	15,700,000	1,192,569
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.5% 6/3/27	MXN	7,140,000	$ 594,712
7.75% 11/13/42	MXN	2,700,000	221,285
TOTAL MEXICO			2,008,566
Netherlands - 1.6%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	694,000	956,554
Poland - 0.8%
Polish Government:
4% 10/25/23	PLN	275,000	89,308
5% 4/25/16	PLN	730,000	250,882
5.5% 10/25/19	PLN	400,000	143,647
TOTAL POLAND			483,837
Russia - 0.5%
Russian Federation:
7% 8/16/23	RUB	2,990,000	76,073
7.35% 1/20/16	RUB	4,256,000	120,516
7.5% 2/27/19	RUB	3,700,000	102,345
TOTAL RUSSIA			298,934
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	190,000	162,614
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	127,433
7.75% 2/28/23	ZAR	2,900,000	266,046
8% 12/21/18	ZAR	467,000	44,662
TOTAL SOUTH AFRICA			438,141
Spain - 4.0%
Spanish Kingdom:
2.1% 4/30/17	EUR	423,000	598,346
3.75% 10/31/18	EUR	670,000	1,005,156
3.8% 4/30/24 (Reg.S)	EUR	200,000	288,576
4.4% 10/31/23 (d)	EUR	300,000	454,802
TOTAL SPAIN			2,346,880
Sweden - 0.9%
Swedish Kingdom 3.75% 8/12/17	SEK	3,120,000	524,514
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Thailand - 0.2%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,254,000	$ 70,367
3.625% 6/16/23	THB	1,675,000	51,456
TOTAL THAILAND			121,823
Turkey - 0.5%
Turkish Republic:
8.5% 9/14/22	TRY	198,000	84,439
8.8% 11/14/18	TRY	260,000	115,437
9% 1/27/16	TRY	244,000	111,440
TOTAL TURKEY			311,316
United Kingdom - 2.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	350,000	576,670
3.25% 1/22/44	GBP	34,000	53,852
4.25% 6/7/32	GBP	60,000	112,950
4.5% 12/7/42	GBP	390,000	771,091
TOTAL UNITED KINGDOM			1,514,563
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,483,031)			25,737,806
Municipal Securities - 0.5%

United States of America - 0.5%
California Gen. Oblig. 7.5% 4/1/34		100,000	134,880
Chicago Gen. Oblig. 6.314% 1/1/44		155,000	158,038
TOTAL MUNICIPAL SECURITIES (Cost $281,137)			292,918
Bank Loan Obligations - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		$ 20,000	$ 20,426
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)		10,000	9,938
First Data Corp. term loan 4.1545% 3/24/18 (h)		30,000	30,038
TOTAL BANK LOAN OBLIGATIONS (Cost $59,529)			60,402
Preferred Securities - 3.4%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (e)(h)	200,000	271,261
Denmark - 0.5%
Danske Bank A/S 5.75% (e)(h)	200,000	276,052
France - 0.5%
EDF SA 5.625% (Reg. S) (e)(h)	300,000	305,656
Germany - 0.8%
Allianz SE 4.75% (Reg. S) (e)(h)	100,000	148,514
RWE AG 4.625% (e)(h)	220,000	317,381
TOTAL GERMANY		465,895
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (e)(h)	295,000	435,954
United Kingdom - 0.5%
Barclays Bank PLC 7.625% 11/21/22	250,000	282,481
TOTAL PREFERRED SECURITIES (Cost $1,977,455)		2,037,299
Fixed-Income Funds - 5.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $3,007,484)	28,003	2,984,280
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,354,676)	2,354,676	$ 2,354,676
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $57,517,919)		58,210,480
NET OTHER ASSETS (LIABILITIES) - 2.0%		1,161,474
NET ASSETS - 100%		$ 59,371,954
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Euro-Bobl Index Contracts (Germany)	June 2014	$ 172,716	$ 95
Sold
Bond Index Contracts
4 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2014	730,412	(2,538)
Treasury Contracts
13 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	1,605,500	10,125
TOTAL SOLD		2,335,912	7,587
		$ 2,508,628	$ 7,682

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 3.9%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/1/14	EUR	JPMorgan Chase Bank	Sell	438,000	$ 602,903	$ (508)
4/1/14	ILS	JPMorgan Chase Bank	Buy	176,489	50,451	156
4/2/14	EUR	Barclays Bank PLC, London	Sell	468,000	644,717	(23)
4/2/14	ILS	Barclays Bank PLC, London	Buy	291,452	83,542	29
4/2/14	JPY	Barclays Bank PLC, London	Buy	7,790,105	75,661	(187)
4/2/14	TRY	Barclays Bank PLC, London	Buy	676,010	315,819	118
4/2/14	ZAR	Barclays Bank PLC, London	Buy	424,943	40,380	(17)
5/15/14	AUD	Barclays Bank PLC, London	Sell	26,000	24,034	(4)
5/15/14	AUD	Barclays Bank PLC, London	Sell	162,000	146,298	(3,474)
5/15/14	AUD	Citibank NA	Sell	891,000	795,635	(28,112)
5/15/14	AUD	Deutsche Bank AG	Buy	182,000	161,656	6,607
5/15/14	AUD	JPMorgan Chase Bank	Buy	1,512,000	1,396,042	1,833
5/15/14	CAD	Barclays Bank PLC, London	Sell	38,000	34,407	70
5/15/14	CAD	JPMorgan Chase Bank	Buy	21,000	18,926	50
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Buy	12,000	10,810	33
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Buy	1,577,665	1,424,204	1,374
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Sell	1,219,000	1,098,823	(2,665)
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	37,000	41,546	322
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	544,000	611,260	4,309
5/15/14	CLP	Citibank NA	Buy	34,419,000	61,577	890
5/15/14	CZK	Barclays Bank PLC, London	Buy	614,000	30,843	(22)
5/15/14	CZK	Deutsche Bank AG	Buy	4,277,000	213,949	746
5/15/14	DKK	Citibank NA	Sell	290,000	53,596	67
5/15/14	DKK	Deutsche Bank AG	Buy	1,663,000	305,396	1,563
5/15/14	EUR	Barclays Bank PLC, London	Buy	327,000	450,443	11
5/15/14	EUR	Barclays Bank PLC, London	Buy	640,000	881,475	147
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	EUR	Citibank NA	Buy	422,000	$ 588,368	$ (7,048)
5/15/14	EUR	Deutsche Bank AG	Sell	115,000	157,721	(696)
5/15/14	EUR	Goldman Sachs Bank USA	Sell	2,981,000	4,085,800	(20,632)
5/15/14	EUR	JPMorgan Chase Bank	Buy	272,000	374,134	555
5/15/14	EUR	JPMorgan Chase Bank	Buy	417,000	573,952	480
5/15/14	EUR	JPMorgan Chase Bank	Buy	649,000	904,196	(10,176)
5/15/14	EUR	JPMorgan Chase Bank	Buy	1,365,000	1,881,770	(1,435)
5/15/14	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	1,434,000	1,979,892	4,506
5/15/14	GBP	Barclays Bank PLC, London	Sell	353,000	585,878	(2,425)
5/15/14	GBP	Barclays Bank PLC, London	Sell	588,000	978,280	(1,671)
5/15/14	GBP	JPMorgan Chase Bank	Sell	173,000	287,768	(550)
5/15/14	HKD	JPMorgan Chase Bank	Buy	153,000	19,705	23
5/15/14	ILS	Barclays Bank PLC, London	Sell	247,000	70,781	(14)
5/15/14	ILS	Citibank NA	Buy	869,000	246,876	2,194
5/15/14	ILS	JPMorgan Chase Bank	Sell	176,000	50,286	(159)
5/15/14	JPY	Barclays Bank PLC, London	Sell	13,000,000	126,292	310
5/15/14	JPY	Citibank NA	Buy	9,200,000	90,135	(979)
5/15/14	JPY	Citibank NA	Buy	45,000,000	444,055	(7,965)
5/15/14	JPY	Citibank NA	Buy	492,900,000	4,836,288	(59,654)
5/15/14	JPY	Deutsche Bank AG	Sell	4,450,000	43,887	763
5/15/14	JPY	Deutsche Bank AG	Sell	149,700,000	1,462,723	11,998
5/15/14	JPY	JPMorgan Chase Bank	Buy	40,900,000	402,533	(6,176)
5/15/14	JPY	JPMorgan Chase Bank	Sell	211,600,000	2,071,307	20,717
5/15/14	KRW	BNP Paribas	Buy	318,100,000	297,045	1,660
5/15/14	KRW	Barclays Bank PLC, London	Sell	22,100,000	20,761	8
5/15/14	KRW	Citibank NA	Buy	35,200,000	32,775	279
5/15/14	KRW	Citibank NA	Buy	177,950,000	164,830	2,271
5/15/14	KRW	Citibank NA	Sell	92,400,000	85,476	(1,290)
5/15/14	KRW	Citibank NA	Sell	320,000,000	297,260	(3,230)
5/15/14	KRW	Deutsche Bank AG	Buy	325,000,000	300,787	4,398
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	KRW	Goldman Sachs Bank USA	Sell	208,289,000	$ 194,200	$ (1,390)
5/15/14	MXN	Barclays Bank PLC, London	Sell	434,000	33,126	0
5/15/14	MXN	Citibank NA	Buy	11,083,000	840,654	5,287
5/15/14	MXN	Citibank NA	Sell	6,850,000	511,404	(11,442)
5/15/14	MXN	Deutsche Bank AG	Sell	15,692,000	1,178,189	(19,547)
5/15/14	MYR	Citibank NA	Buy	233,000	70,050	1,324
5/15/14	NOK	Deutsche Bank AG	Buy	885,000	144,377	3,164
5/15/14	NZD	Morgan Stanley Cap. Svcs. LLC	Buy	194,000	159,779	7,963
5/15/14	PLN	Barclays Bank PLC, London	Buy	141,000	46,502	(7)
5/15/14	PLN	Citibank NA	Buy	1,797,000	589,106	3,456
5/15/14	PLN	Citibank NA	Sell	327,000	107,756	(72)
5/15/14	PLN	Citibank NA	Sell	1,510,000	494,763	(3,161)
5/15/14	PLN	Deutsche Bank AG	Buy	1,714,000	558,252	6,941
5/15/14	PLN	Morgan Stanley Cap. Svcs. LLC	Sell	1,707,000	554,269	(8,616)
5/15/14	RUB	Barclays Bank PLC, London	Buy	11,182,000	314,809	666
5/15/14	RUB	Barclays Bank PLC, London	Sell	10,363,000	288,470	(3,898)
5/15/14	RUB	Barclays Bank PLC, London	Sell	10,700,000	290,998	(10,878)
5/15/14	RUB	Citibank NA	Buy	10,700,000	288,565	13,311
5/15/14	SEK	Barclays Bank PLC, London	Sell	217,000	33,432	(71)
5/15/14	SEK	Deutsche Bank AG	Sell	284,000	43,316	(532)
5/15/14	THB	JPMorgan Chase Bank	Buy	8,057,000	245,648	2,713
5/15/14	TRY	Barclays Bank PLC, London	Buy	670,000	298,184	10,649
5/15/14	TRY	Barclays Bank PLC, London	Sell	24,000	11,066	3
5/15/14	TRY	Citibank NA	Sell	658,000	290,601	(12,700)
5/15/14	TWD	BNP Paribas	Buy	17,614,000	581,704	(2,515)
5/15/14	TWD	Citibank NA	Sell	17,614,000	580,669	1,480
5/15/14	ZAR	Barclays Bank PLC, London	Sell	181,000	17,086	14
5/15/14	ZAR	Barclays Bank PLC, London	Sell	3,200,000	292,118	(9,716)
5/15/14	ZAR	Citibank NA	Buy	370,000	33,020	1,880
5/15/14	ZAR	JPMorgan Chase Bank	Buy	3,222,000	297,522	6,387
5/15/14	ZAR	Morgan Stanley Cap. Svcs. LLC	Buy	230,000	21,071	623
						$ (109,309)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/(Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 5,100,000	$ (135,550)	$ 0	$ (135,550)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	(4,427)	(17,439)	(21,866)
Kering SA	Dec. 2017	Credit Suisse	(1%)	EUR	100,000	(2,508)	(1,108)	(3,616)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(8,525)	(11,961)	(20,486)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	100,000	(2,195)	(2,058)	(4,253)
TOTAL CREDIT DEFAULT SWAPS						$ (153,205)	$ (32,566)	$ (185,771)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Quarterly Report

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,380,552 or 7.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $103,331.
(g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $237,662.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity CentralFund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 757
Fidelity Mortgage Backed Securities Central Fund	20,885
Total	$ 21,642
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 2,951,796	$ -	$ -	$ 2,984,280	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 19,948,443	$ -	$ 19,948,443	$ -
Commercial Mortgage Securities	2,943,666	-	2,943,666	-
U.S. Government and Government Agency Obligations	1,850,990	-	1,850,990	-
Foreign Government and Government Agency Obligations	25,737,806	-	25,737,806	-
Municipal Securities	292,918	-	292,918	-
Bank Loan Obligations	60,402	-	60,402	-
Preferred Securities	2,037,299	-	2,037,299	-
Fixed-Income Funds	2,984,280	2,984,280	-	-
Money Market Funds	2,354,676	2,354,676	-	-
Total Investments in Securities:	$ 58,210,480	$ 5,338,956	$ 52,871,524	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 134,348	$ -	$ 134,348	$ -
Futures Contracts	10,220	10,220	-	-
Total Assets	$ 144,568	$ 10,220	$ 134,348	$ -
Liabilities
Foreign Currency Contracts	$ (243,657)	$ -	$ (243,657)	$ -
Futures Contracts	(2,538)	(2,538)	-	-
Swaps	(153,205)	-	(153,205)	-
Total Liabilities	$ (399,400)	$ (2,538)	$ (396,862)	$ -
Total Derivative Instruments:	$ (254,832)	$ 7,682	$ (262,514)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $57,534,995. Net unrealized appreciation aggregated $675,485, of which $1,428,170 related to appreciated investment securities and $752,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Bond
Fund

March 31, 2014

1.939056.101

IBZ-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
		Principal Amount (b)	Value
Bermuda - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		$ 15,000	$ 15,356
5.125% 3/15/21		5,000	5,006
6.25% 12/1/19		5,000	5,400
NCL Corp. Ltd. 5% 2/15/18		30,000	31,125
TOTAL BERMUDA			56,887
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	209,000
Canada - 0.2%
Atlantic Power Corp. 9% 11/15/18		50,000	52,750
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	46,575
Tervita Corp.:
9.75% 11/1/19 (d)		5,000	4,850
10.875% 2/15/18 (d)		5,000	5,045
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		10,000	11,000
TOTAL CANADA			120,220
Cayman Islands - 1.1%
MCE Finance Ltd. 5% 2/15/21 (d)		5,000	5,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,000	5,088
7.5% 11/1/19		30,000	31,950
Seagate HDD Cayman 3.75% 11/15/18 (d)		15,000	15,450
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	170,000	303,362
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (h)	GBP	170,000	307,670
TOTAL CAYMAN ISLANDS			668,520
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	203,330
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	288,890
France - 0.7%
BPCE SA 5.7% 10/22/23 (d)		300,000	311,841
Casino Guichard Perrachon SA 4.87% 12/31/49 (h)	EUR	100,000	138,975
TOTAL FRANCE			450,816
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Germany - 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	$ 224,213
Greece - 0.1%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		30,000	31,875
Ireland - 0.8%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (h)		270,000	286,200
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6.25% 1/31/19 (d)		200,000	209,000
TOTAL IRELAND			495,200
Italy - 1.9%
Assicurazioni Generali SpA 7.75% 12/12/42 (h)	EUR	200,000	328,953
Enel SpA 5% 1/15/75 (h)	EUR	100,000	140,245
Intesa Sanpaolo SpA 5.25% 1/12/24		400,000	410,974
UniCredit SpA 5.75% 10/28/25 (Reg. S) (c)	EUR	200,000	299,677
TOTAL ITALY			1,179,849
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,750
7.5% 10/15/27		25,000	27,875
TOTAL LIBERIA			58,625
Luxembourg - 0.6%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	146,375
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		10,000	10,350
Intelsat Jackson Holdings SA 7.25% 4/1/19		40,000	43,000
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		10,000	10,438
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		35,000	37,581
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	145,689
TOTAL LUXEMBOURG			393,433
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		35,000	35,788
8.125% 2/15/19		30,000	30,300
TOTAL MARSHALL ISLANDS			66,088
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - 1.7%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	$ 215,562
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	311,429
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)		60,000	60,300
Petrobras Global Finance BV 5.625% 5/20/43		53,000	44,814
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	324,092
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	142,173
TOTAL NETHERLANDS			1,098,370
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	71,573
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,450
TOTAL NORWAY			93,023
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	5,044
Sweden - 0.7%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	277,789
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	100,000	140,033
TOTAL SWEDEN			417,822
United Kingdom - 3.4%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	322,353
CEVA Group PLC:
7% 3/1/21 (d)		75,000	76,875
9% 9/1/21 (d)		75,000	76,875
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	329,234
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	220,317
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	202,329
HSBC Holdings PLC 3.375% 1/10/24 (h)	EUR	200,000	284,939
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	233,603
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,525
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	224,290
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	183,322
Royal Bank of Scotland Group PLC 6% 12/19/23		10,000	10,240
TOTAL UNITED KINGDOM			2,169,902
United States of America - 8.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		5,000	4,988
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	16,050
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
ADT Corp.:
4.125% 4/15/19		$ 10,000	$ 9,840
6.25% 10/15/21 (d)		10,000	10,275
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)		10,000	10,050
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		70,000	71,925
Ally Financial, Inc.:
2.75% 1/30/17		10,000	10,100
3.5% 1/27/19		20,000	20,000
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,975
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		5,000	5,206
6.25% 3/15/21		15,000	15,975
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,475
Aon Corp. 5% 9/30/20		73,000	80,986
APX Group, Inc.:
6.375% 12/1/19		15,000	15,300
8.75% 12/1/20		20,000	20,350
Audatex North America, Inc. 6% 6/15/21 (d)		30,000	32,025
Ball Corp. 4% 11/15/23		20,000	18,700
Basic Energy Services, Inc. 7.75% 2/15/19		10,000	10,738
Best Buy Co., Inc. 5% 8/1/18		30,000	31,113
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)		10,000	10,575
BMC Software Finance, Inc. 8.125% 7/15/21 (d)		25,000	26,313
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,875
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,275
6.875% 8/15/18 (d)		30,000	31,500
CBRE Group, Inc. 6.625% 10/15/20		10,000	10,675
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (d)		10,000	10,250
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	187,625
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,225
Chesapeake Energy Corp. 6.125% 2/15/21		200,000	218,000
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,475
CIT Group, Inc.:
3.875% 2/19/19		5,000	5,055
5.5% 2/15/19 (d)		21,000	22,628
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc.:
5.125% 6/1/21		$ 5,000	$ 5,100
5.25% 8/1/20		15,000	15,450
Clear Channel Communications, Inc.:
4.9% 5/15/15		15,000	14,906
5.5% 12/15/16		30,000	28,650
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,306
Community Health Systems, Inc.:
5.125% 8/15/18		30,000	31,500
5.125% 8/1/21 (d)		5,000	5,125
6.875% 2/1/22 (d)		5,000	5,225
8% 11/15/19		15,000	16,481
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,219
8.25% 4/1/20		15,000	16,294
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,225
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		55,000	52,525
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		30,000	31,575
D.R. Horton, Inc.:
3.75% 3/1/19		5,000	5,013
4.375% 9/15/22		5,000	4,900
Dana Holding Corp. 6.5% 2/15/19		15,000	16,013
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	102,839
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,390	9,670
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,300
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		71,000	70,113
Discover Financial Services 3.85% 11/21/22		75,000	73,632
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,875
9.875% 4/15/18		5,000	5,450
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	13,894
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		30,000	31,500
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,650
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,613
ERP Operating LP 4.625% 12/15/21		73,000	78,928
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		$ 75,000	$ 86,719
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FairPoint Communications, Inc. 8.75% 8/15/19 (d)		15,000	16,050
Fifth Third Bancorp 8.25% 3/1/38		67,000	94,355
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,375
7.375% 6/15/19 (d)		10,000	10,750
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		10,000	9,725
FirstEnergy Corp. 7.375% 11/15/31		133,000	152,771
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)		10,000	10,775
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,938
GenCorp, Inc. 7.125% 3/15/21		5,000	5,419
General Motors Co.:
3.5% 10/2/18 (d)		25,000	25,469
6.25% 10/2/43 (d)		5,000	5,413
General Motors Financial Co., Inc. 3.25% 5/15/18		15,000	15,131
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,525
5.375% 11/1/23 (d)		10,000	10,275
GMAC LLC 8% 12/31/18		10,000	11,925
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)		10,000	10,200
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	29,513
HCA Holdings, Inc.:
3.75% 3/15/19		10,000	10,038
5% 3/15/24		5,000	5,009
8% 10/1/18		5,000	5,925
HD Supply, Inc.:
7.5% 7/15/20		10,000	10,913
8.125% 4/15/19		10,000	11,150
HealthSouth Corp.:
7.25% 10/1/18		13,000	13,748
7.75% 9/15/22		14,000	15,330
Hertz Corp.:
6.25% 10/15/22		15,000	16,050
6.75% 4/15/19		30,000	32,138
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		15,000	15,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)		25,000	25,250
4.875% 3/15/19 (d)		10,000	10,175
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
5.875% 2/1/22 (d)		$ 10,000	$ 10,150
6% 8/1/20 (d)		30,000	31,800
International Lease Finance Corp. 3.875% 4/15/18		40,000	40,800
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,400
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		30,000	32,850
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		30,000	30,675
Liberty Property LP 3.375% 6/15/23		52,000	49,085
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	19,100
6.5% 1/15/28		5,000	4,750
MasTec, Inc. 4.875% 3/15/23		10,000	9,800
MGM Mirage, Inc. 7.625% 1/15/17		20,000	22,825
Micron Technology, Inc. 5.875% 2/15/22 (d)		5,000	5,238
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)		5,000	5,131
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,188
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	5,038
NiSource Finance Corp.:
4.45% 12/1/21		73,000	76,267
5.25% 2/15/43		67,000	68,433
NRG Energy, Inc. 7.625% 1/15/18		20,000	22,450
Nuance Communications, Inc. 5.375% 8/15/20 (d)		30,000	29,850
Oil States International, Inc. 6.5% 6/1/19		25,000	26,313
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)		5,000	5,038
Prudential Financial, Inc. 4.5% 11/16/21		80,000	86,853
Puget Energy, Inc. 5.625% 7/15/22		160,000	182,350
R.R. Donnelley & Sons Co. 6.5% 11/15/23		5,000	5,281
Reynolds American, Inc. 3.25% 11/1/22		100,000	94,093
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	83,800
8.5% 5/15/18 (c)		5,000	5,244
9.875% 8/15/19		10,000	11,175
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,163
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,000	5,394
11.25% 10/15/18		10,000	11,200
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		$ 30,000	$ 31,350
Samson Investment Co. 10.75% 2/15/20 (d)		45,000	49,050
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,881
SemGroup Corp. 7.5% 6/15/21		50,000	54,250
SLM Corp.:
4.875% 6/17/19		50,000	50,809
5.5% 1/15/19		10,000	10,575
8% 3/25/20		10,000	11,513
Sprint Communications, Inc. 7% 8/15/20		170,000	185,300
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,000
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	10,325
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,625
SUPERVALU, Inc. 6.75% 6/1/21		10,000	10,138
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,475
7.875% 2/15/19		15,000	17,025
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		20,000	21,150
6.464% 4/28/19		20,000	21,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,638
5.25% 5/1/23		24,000	23,760
Tenet Healthcare Corp.:
5% 3/1/19 (d)		5,000	4,994
6% 10/1/20 (d)		15,000	16,050
8.125% 4/1/22		25,000	27,938
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,300
The AES Corp.:
4.875% 5/15/23		225,000	214,875
7.375% 7/1/21		47,000	53,580
The Geo Group, Inc. 5.875% 1/15/22		10,000	10,275
The William Carter Co. 5.25% 8/15/21 (d)		10,000	10,288
Toll Brothers Finance Corp.:
4% 12/31/18		10,000	10,250
4.375% 4/15/23		30,000	28,875
5.625% 1/15/24		5,000	5,150
TransDigm, Inc.:
5.5% 10/15/20		15,000	15,263
7.5% 7/15/21		5,000	5,538
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		$ 20,000	$ 21,000
Triumph Group, Inc. 4.875% 4/1/21		5,000	4,925
Tronox Finance LLC 6.375% 8/15/20		15,000	15,413
TW Telecom Holdings, Inc.:
5.375% 10/1/22		20,000	20,400
6.375% 9/1/23		5,000	5,350
United Continental Holdings, Inc.:
6% 12/1/20		10,000	10,400
6% 7/15/26		25,000	23,625
6% 7/15/28		15,000	13,800
Valeant Pharmaceuticals International 6.875% 12/1/18 (d)		10,000	10,625
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	112,788
6.55% 9/15/43		339,000	412,541
VPI Escrow Corp. 6.375% 10/15/20 (d)		35,000	37,800
Walter Energy, Inc. 8.5% 4/15/21		5,000	3,150
Western Refining, Inc. 6.25% 4/1/21		15,000	15,525
Whiting Petroleum Corp.:
5% 3/15/19		10,000	10,575
5.75% 3/15/21		15,000	16,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,000	11,350
13.375% 10/15/19		5,000	5,863
TOTAL UNITED STATES OF AMERICA			5,178,434
TOTAL NONCONVERTIBLE BONDS (Cost $12,893,130)			13,409,541
Commercial Mortgage Securities - 0.2%

United States of America - 0.2%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,269)		135,000	147,313
Foreign Government and Government Agency Obligations - 72.6%
		Principal Amount (b)	Value
Australia - 2.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	$ 569,670
5.5% 4/21/23	AUD	251,000	259,226
5.75% 7/15/22	AUD	424,000	443,632
TOTAL AUSTRALIA			1,272,528
Belgium - 1.0%
Belgian Kingdom:
2.25% 6/22/23	EUR	278,000	390,689
2.6% 6/22/24 (Reg.S) (d)	EUR	150,000	213,874
TOTAL BELGIUM			604,563
Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	209,000
Brazilian Federative Republic 2.625% 1/5/23		500,000	442,500
TOTAL BRAZIL			651,500
Canada - 4.9%
Canadian Government:
1.25% 2/1/16	CAD	421,000	382,087
1.25% 3/1/18	CAD	680,000	609,576
1.25% 9/1/18	CAD	860,000	765,902
2.5% 6/1/24	CAD	480,000	435,669
2.75% 6/1/22 (f)(g)	CAD	160,000	150,300
4% 6/1/41	CAD	168,000	180,543
5% 6/1/37	CAD	280,000	340,288
Ontario Province 4.65% 6/2/41	CAD	200,000	203,021
TOTAL CANADA			3,067,386
France - 7.3%
French Government:
OAT 3.25% 5/25/45	EUR	305,000	431,621
1% 5/25/18	EUR	1,690,000	2,357,220
1% 5/25/19	EUR	430,000	592,997
2.25% 5/25/24	EUR	860,000	1,202,013
TOTAL FRANCE			4,583,851
Germany - 4.7%
German Federal Republic:
1.75% 2/15/24	EUR	370,000	517,962
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
2% 8/15/23	EUR	1,610,000	$ 2,318,743
2.25% 9/4/20	EUR	80,000	119,546
TOTAL GERMANY			2,956,251
Ireland - 0.5%
Irish Republic:
4.5% 4/18/20	EUR	60,000	94,134
5.4% 3/13/25	EUR	45,000	74,374
5.5% 10/18/17	EUR	111,000	176,586
TOTAL IRELAND			345,094
Israel - 1.1%
Israeli State:
2.5% 5/31/16	ILS	500,000	151,756
3.75% 3/31/24	ILS	639,000	188,301
6% 2/28/19	ILS	1,035,000	352,983
TOTAL ISRAEL			693,040
Italy - 7.2%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	626,000	887,103
3.5% 12/1/18	EUR	1,200,000	1,778,160
4.5% 3/1/24	EUR	575,000	873,677
Italian Republic:
3.75% 4/15/16	EUR	327,000	476,823
5% 8/1/34	EUR	335,000	525,303
TOTAL ITALY			4,541,066
Japan - 12.7%
Japan Government:
0.2% 3/20/19	JPY	367,500,000	3,559,550
0.6% 3/20/24	JPY	225,850,000	2,178,164
1.6% 3/20/33	JPY	43,100,000	429,252
1.7% 3/20/32	JPY	80,250,000	822,677
1.7% 12/20/32	JPY	27,150,000	275,672
1.7% 9/20/33	JPY	17,000,000	171,016
1.7% 12/20/43	JPY	14,000,000	135,284
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.8% 9/20/43	JPY	30,000,000	$ 296,775
2% 3/20/42	JPY	17,000,000	175,944
TOTAL JAPAN			8,044,334
Korea (South) - 3.7%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,458,705
3% 3/10/23	KRW	560,000,000	506,588
3% 12/10/42	KRW	276,000,000	222,790
3.5% 3/10/24	KRW	130,500,000	122,302
TOTAL KOREA (SOUTH)			2,310,385
Malaysia - 0.5%
Malaysian Government 3.48% 3/15/23	MYR	1,040,000	303,523
Mexico - 3.5%
United Mexican States:
4.75% 6/14/18	MXN	16,150,000	1,226,751
7.5% 6/3/27	MXN	6,990,000	582,218
7.75% 11/13/42	MXN	2,200,000	180,306
8.5% 5/31/29	MXN	2,550,000	228,232
TOTAL MEXICO			2,217,507
Netherlands - 3.0%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,365,000	1,881,406
Poland - 2.2%
Polish Government:
4% 10/25/23	PLN	806,000	261,754
5% 4/25/16	PLN	2,059,000	707,624
5.5% 10/25/19	PLN	1,135,000	407,599
TOTAL POLAND			1,376,977
Russia - 1.0%
Russian Federation:
7% 8/16/23	RUB	7,405,000	188,401
7.35% 1/20/16	RUB	5,172,000	146,455
7.5% 2/27/19	RUB	10,262,000	283,857
TOTAL RUSSIA			618,713
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 0.5%
Republic of Singapore 3.25% 9/1/20	SGD	400,000	$ 342,345
South Africa - 2.4%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	276,104
6.75% 3/31/21	ZAR	1,400,000	122,835
8% 12/21/18	ZAR	3,331,000	318,565
10.5% 12/21/26	ZAR	2,981,000	328,295
13.5% 9/15/15	ZAR	4,600,000	476,702
TOTAL SOUTH AFRICA			1,522,501
Spain - 6.6%
Spanish Kingdom:
2.1% 4/30/17	EUR	598,000	845,889
3.75% 10/31/18	EUR	950,000	1,425,222
3.8% 4/30/24 (Reg.S)	EUR	250,000	360,720
4.4% 10/31/23 (d)	EUR	1,000,000	1,516,007
TOTAL SPAIN			4,147,838
Sweden - 1.5%
Swedish Kingdom 3.75% 8/12/17	SEK	5,480,000	921,261
Thailand - 0.5%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,809,000	181,350
3.625% 6/16/23	THB	4,342,000	133,385
TOTAL THAILAND			314,735
Turkey - 1.3%
Turkish Republic:
8.5% 9/14/22	TRY	499,000	212,804
8.8% 11/14/18	TRY	708,000	314,343
9% 1/27/16	TRY	689,000	314,680
TOTAL TURKEY			841,827
United Kingdom - 3.5%
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	110,000	181,239
2.25% 9/7/23	GBP	270,000	431,657
3.25% 1/22/44	GBP	112,000	177,394
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - continued
United Kingdom, Great Britain and Northern Ireland: - continued
4.25% 6/7/32	GBP	140,000	$ 263,549
4.5% 12/7/42	GBP	580,000	1,146,751
TOTAL UNITED KINGDOM			2,200,590
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $45,260,723)			45,759,221
Bank Loan Obligations - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		10,000	10,213
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)		10,000	9,938
First Data Corp. term loan 4.1545% 3/24/18 (h)		15,000	15,019
TOTAL BANK LOAN OBLIGATIONS (Cost $34,759)			35,170
Preferred Securities - 2.9%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (e)(h)	200,000	271,261
Denmark - 0.4%
Danske Bank A/S 5.75% (e)(h)	200,000	276,052
France - 0.5%
EDF SA 5.625% (Reg. S) (e)(h)	300,000	305,656
Germany - 0.6%
Allianz SE 4.75% (Reg. S) (e)(h)	100,000	148,514
RWE AG 4.625% (e)(h)	150,000	216,396
TOTAL GERMANY		364,910
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(h)	220,000	325,118
United Kingdom - 0.5%
Barclays Bank PLC 7.625% 11/21/22	250,000	282,481
TOTAL PREFERRED SECURITIES (Cost $1,777,261)		1,825,478
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $289,432)	289,432	$ 289,432
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $60,409,574)		61,466,155
NET OTHER ASSETS (LIABILITIES) - 2.5%		1,597,729
NET ASSETS - 100%		$ 63,063,884
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Euro-Bobl Index Contracts (Germany)	June 2014	$ 172,716	$ 95
Sold
Bond Index Contracts
1 Euro-Bund Index Contracts (Germany)	June 2014	197,527	(29)
Treasury Contracts
44 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	5,434,000	34,287
5 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	666,094	(6,103)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	433,406	(7,742)
TOTAL TREASURY CONTRACTS		6,533,500	20,442
TOTAL SOLD		6,731,027	20,413
		$ 6,903,743	$ 20,508

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 10.7%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/1/14	EUR	JPMorgan Chase Bank	Sell	277,000	$ 381,288	$ (321)
4/1/14	ILS	JPMorgan Chase Bank	Buy	205,388	58,712	181
4/2/14	EUR	Barclays Bank PLC, London	Sell	1,830,000	2,521,008	(92)
4/2/14	GBP	Barclays Bank PLC, London	Sell	625,000	1,041,750	(219)
4/2/14	ILS	Barclays Bank PLC, London	Buy	339,036	97,181	33
4/2/14	JPY	Barclays Bank PLC, London	Buy	118,755,040	1,153,410	(2,850)
4/2/14	TRY	Barclays Bank PLC, London	Buy	1,828,610	854,291	319
4/2/14	ZAR	Barclays Bank PLC, London	Buy	1,652,325	157,011	(66)
5/15/14	AUD	Barclays Bank PLC, London	Sell	141,000	127,333	(3,024)
5/15/14	AUD	Barclays Bank PLC, London	Sell	266,000	245,882	(40)
5/15/14	AUD	Citibank NA	Sell	460,000	410,766	(14,513)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	AUD	Deutsche Bank AG	Buy	93,000	$ 83,548	$ 2,432
5/15/14	AUD	Deutsche Bank AG	Buy	114,000	101,257	4,138
5/15/14	AUD	JPMorgan Chase Bank	Buy	1,849,000	1,707,196	2,241
5/15/14	CAD	Barclays Bank PLC, London	Sell	304,000	275,256	561
5/15/14	CAD	Citibank NA	Buy	65,000	58,353	381
5/15/14	CAD	JPMorgan Chase Bank	Buy	37,000	33,345	88
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Buy	107,000	96,390	296
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Sell	1,206,000	1,087,104	(2,637)
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	524,000	588,376	4,562
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	573,000	643,845	4,539
5/15/14	CLP	Citibank NA	Buy	50,260,000	89,917	1,299
5/15/14	CZK	Barclays Bank PLC, London	Buy	7,173,000	360,320	(252)
5/15/14	CZK	Deutsche Bank AG	Buy	5,723,000	286,283	998
5/15/14	DKK	Deutsche Bank AG	Buy	2,888,000	530,357	2,714
5/15/14	EUR	Barclays Bank PLC, London	Buy	690,000	946,476	4,023
5/15/14	EUR	Barclays Bank PLC, London	Buy	949,000	1,307,249	31
5/15/14	EUR	Barclays Bank PLC, London	Buy	1,780,000	2,451,603	409
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	EUR	Barclays Bank PLC, London	Sell	348,000	$ 484,134	$ 4,752
5/15/14	EUR	Citibank NA	Sell	271,000	377,504	4,192
5/15/14	EUR	Deutsche Bank AG	Sell	130,000	178,293	(786)
5/15/14	EUR	Goldman Sachs Bank USA	Sell	3,022,000	4,141,996	(20,915)
5/15/14	EUR	JPMorgan Chase Bank	Buy	266,000	366,118	306
5/15/14	EUR	JPMorgan Chase Bank	Buy	678,000	944,484	(10,515)
5/15/14	EUR	JPMorgan Chase Bank	Buy	958,000	1,320,685	(1,007)
5/15/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	137,000	190,794	(2,072)
5/15/14	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	95,000	131,164	299
5/15/14	GBP	Barclays Bank PLC, London	Buy	434,000	723,162	135
5/15/14	GBP	Barclays Bank PLC, London	Buy	820,000	1,364,268	2,330
5/15/14	GBP	Barclays Bank PLC, London	Sell	209,000	346,880	(1,436)
5/15/14	GBP	Deutsche Bank AG	Sell	672,000	1,109,657	(10,287)
5/15/14	GBP	JPMorgan Chase Bank	Sell	174,000	289,467	(519)
5/15/14	HKD	JPMorgan Chase Bank	Buy	393,000	50,616	59
5/15/14	ILS	Barclays Bank PLC, London	Buy	983,000	281,689	55
5/15/14	ILS	Citibank NA	Buy	1,043,000	296,308	2,633
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	ILS	JPMorgan Chase Bank	Sell	144,000	$ 41,143	$ (130)
5/15/14	JPY	Barclays Bank PLC, London	Buy	10,900,000	107,494	(1,864)
5/15/14	JPY	Barclays Bank PLC, London	Sell	201,800,000	1,960,436	4,816
5/15/14	JPY	Citibank NA	Buy	32,550,000	318,902	(3,464)
5/15/14	JPY	Citibank NA	Buy	45,000,000	444,055	(7,965)
5/15/14	JPY	Citibank NA	Buy	799,200,000	7,841,675	(96,724)
5/15/14	JPY	Deutsche Bank AG	Sell	8,950,000	88,268	1,534
5/15/14	JPY	Deutsche Bank AG	Sell	206,650,000	2,019,183	16,562
5/15/14	JPY	JPMorgan Chase Bank	Buy	49,350,000	485,620	(7,375)
5/15/14	JPY	JPMorgan Chase Bank	Sell	257,350,000	2,519,144	25,196
5/15/14	KRW	BNP Paribas	Buy	345,800,000	322,912	1,805
5/15/14	KRW	Barclays Bank PLC, London	Sell	238,300,000	223,861	90
5/15/14	KRW	Citibank NA	Buy	134,000,000	124,767	1,063
5/15/14	KRW	Citibank NA	Buy	370,700,000	343,368	4,731
5/15/14	KRW	Citibank NA	Sell	238,500,000	220,629	(3,330)
5/15/14	KRW	Citibank NA	Sell	330,000,000	306,549	(3,331)
5/15/14	KRW	Deutsche Bank AG	Buy	117,400,000	109,006	1,236
5/15/14	KRW	Deutsche Bank AG	Buy	325,000,000	300,787	4,398
5/15/14	KRW	Goldman Sachs Bank USA	Sell	130,056,000	121,259	(868)
5/15/14	MXN	Barclays Bank PLC, London	Sell	2,718,000	207,458	(1)
5/15/14	MXN	Citibank NA	Buy	15,574,000	1,180,405	8,325
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	MXN	Citibank NA	Sell	2,095,000	$ 156,407	$ (3,499)
5/15/14	MXN	Deutsche Bank AG	Sell	15,852,000	1,190,202	(19,747)
5/15/14	MYR	Citibank NA	Buy	626,000	188,203	3,557
5/15/14	NOK	Deutsche Bank AG	Buy	1,417,000	231,167	5,065
5/15/14	NZD	Morgan Stanley Cap. Svcs. LLC	Buy	43,000	36,869	311
5/15/14	NZD	Morgan Stanley Cap. Svcs. LLC	Buy	331,000	272,613	13,587
5/15/14	PLN	Barclays Bank PLC, London	Buy	2,369,000	781,304	(124)
5/15/14	PLN	Citibank NA	Buy	1,879,000	615,988	3,614
5/15/14	PLN	Citibank NA	Sell	378,000	124,562	(84)
5/15/14	PLN	Citibank NA	Sell	1,945,000	637,294	(4,071)
5/15/14	PLN	Deutsche Bank AG	Buy	2,261,000	736,410	9,157
5/15/14	PLN	Morgan Stanley Cap. Svcs. LLC	Sell	1,857,000	602,975	(9,373)
5/15/14	RUB	Barclays Bank PLC, London	Buy	20,074,000	565,146	1,195
5/15/14	RUB	Barclays Bank PLC, London	Sell	11,000,000	299,157	(11,183)
5/15/14	RUB	Barclays Bank PLC, London	Sell	12,009,000	334,289	(4,517)
5/15/14	RUB	Citibank NA	Buy	11,000,000	296,656	13,684
5/15/14	SEK	Barclays Bank PLC, London	Buy	587,000	91,839	(1,210)
5/15/14	SEK	Barclays Bank PLC, London	Sell	752,000	115,856	(248)
5/15/14	SEK	Deutsche Bank AG	Sell	347,000	52,924	(650)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	SGD	Citibank NA	Buy	63,000	$ 49,703	$ 381
5/15/14	THB	JPMorgan Chase Bank	Buy	18,193,000	554,682	6,127
5/15/14	TRY	Barclays Bank PLC, London	Buy	680,000	302,634	10,808
5/15/14	TRY	Barclays Bank PLC, London	Sell	81,000	37,348	11
5/15/14	TRY	Citibank NA	Sell	678,000	299,434	(13,086)
5/15/14	TWD	BNP Paribas	Buy	17,706,000	584,742	(2,528)
5/15/14	TWD	Citibank NA	Sell	17,706,000	583,701	1,487
5/15/14	ZAR	Barclays Bank PLC, London	Buy	5,503,000	519,482	(422)
5/15/14	ZAR	Barclays Bank PLC, London	Sell	3,300,000	301,246	(10,020)
5/15/14	ZAR	Citibank NA	Buy	1,954,000	174,381	9,926
5/15/14	ZAR	JPMorgan Chase Bank	Buy	3,254,000	300,538	6,389
						$ (78,304)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 3,500,000	$ (77,583)	$ 0	$ (77,583)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	(4,628)	(18,232)	(22,859)
Swaps - continued
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Kering SA	Dec. 2017	Credit Suisse	(1%)	EUR	150,000	$ (3,762)	$ (1,665)	$ (5,428)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(4,871)	(6,835)	(11,706)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	200,000	(4,389)	(4,117)	(8,506)
TOTAL CREDIT DEFAULT SWAPS						$ (95,233)	$ (30,849)	$ (126,082)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,430,686 or 7.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $150,300.
(g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $150,300.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 275
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 13,409,541	$ -	$ 13,409,541	$ -
Commercial Mortgage Securities	147,313	-	147,313	-
Foreign Government and Government Agency Obligations	45,759,221	-	45,759,221	-
Bank Loan Obligations	35,170	-	35,170	-
Preferred Securities	1,825,478	-	1,825,478	-
Money Market Funds	289,432	289,432	-	-
Total Investments in Securities:	$ 61,466,155	$ 289,432	$ 61,176,723	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 199,061	$ -	$ 199,061	$ -
Futures Contracts	34,382	34,382	-	-
Total Assets	$ 233,443	$ 34,382	$ 199,061	$ -
Liabilities
Foreign Currency Contracts	$ (277,365)	$ -	$ (277,365)	$ -
Futures Contracts	(13,874)	(13,874)	-	-
Swaps	(95,233)	-	(95,233)	-
Total Liabilities	$ (386,472)	$ (13,874)	$ (372,598)	$ -
Total Derivative Instruments:	$ (153,029)	$ 20,508	$ (173,537)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $60,418,946. Net unrealized appreciation aggregated $1,047,209, of which $1,829,797 related to appreciated investment securities and $782,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Bond Fund
Class A
Class T
Class C
Institutional Class

March 31, 2014

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
International Bond Fund

1.939027.101

AIBZ-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
		Principal Amount (b)	Value
Bermuda - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		$ 15,000	$ 15,356
5.125% 3/15/21		5,000	5,006
6.25% 12/1/19		5,000	5,400
NCL Corp. Ltd. 5% 2/15/18		30,000	31,125
TOTAL BERMUDA			56,887
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	209,000
Canada - 0.2%
Atlantic Power Corp. 9% 11/15/18		50,000	52,750
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	46,575
Tervita Corp.:
9.75% 11/1/19 (d)		5,000	4,850
10.875% 2/15/18 (d)		5,000	5,045
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		10,000	11,000
TOTAL CANADA			120,220
Cayman Islands - 1.1%
MCE Finance Ltd. 5% 2/15/21 (d)		5,000	5,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,000	5,088
7.5% 11/1/19		30,000	31,950
Seagate HDD Cayman 3.75% 11/15/18 (d)		15,000	15,450
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	170,000	303,362
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (h)	GBP	170,000	307,670
TOTAL CAYMAN ISLANDS			668,520
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	203,330
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	288,890
France - 0.7%
BPCE SA 5.7% 10/22/23 (d)		300,000	311,841
Casino Guichard Perrachon SA 4.87% 12/31/49 (h)	EUR	100,000	138,975
TOTAL FRANCE			450,816
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Germany - 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	$ 224,213
Greece - 0.1%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		30,000	31,875
Ireland - 0.8%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (h)		270,000	286,200
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6.25% 1/31/19 (d)		200,000	209,000
TOTAL IRELAND			495,200
Italy - 1.9%
Assicurazioni Generali SpA 7.75% 12/12/42 (h)	EUR	200,000	328,953
Enel SpA 5% 1/15/75 (h)	EUR	100,000	140,245
Intesa Sanpaolo SpA 5.25% 1/12/24		400,000	410,974
UniCredit SpA 5.75% 10/28/25 (Reg. S) (c)	EUR	200,000	299,677
TOTAL ITALY			1,179,849
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,750
7.5% 10/15/27		25,000	27,875
TOTAL LIBERIA			58,625
Luxembourg - 0.6%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	146,375
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		10,000	10,350
Intelsat Jackson Holdings SA 7.25% 4/1/19		40,000	43,000
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		10,000	10,438
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		35,000	37,581
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	145,689
TOTAL LUXEMBOURG			393,433
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		35,000	35,788
8.125% 2/15/19		30,000	30,300
TOTAL MARSHALL ISLANDS			66,088
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - 1.7%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	$ 215,562
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	311,429
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)		60,000	60,300
Petrobras Global Finance BV 5.625% 5/20/43		53,000	44,814
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	324,092
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	142,173
TOTAL NETHERLANDS			1,098,370
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	71,573
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,450
TOTAL NORWAY			93,023
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	5,044
Sweden - 0.7%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	277,789
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	100,000	140,033
TOTAL SWEDEN			417,822
United Kingdom - 3.4%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	322,353
CEVA Group PLC:
7% 3/1/21 (d)		75,000	76,875
9% 9/1/21 (d)		75,000	76,875
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	329,234
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	220,317
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	202,329
HSBC Holdings PLC 3.375% 1/10/24 (h)	EUR	200,000	284,939
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	233,603
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,525
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	224,290
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	183,322
Royal Bank of Scotland Group PLC 6% 12/19/23		10,000	10,240
TOTAL UNITED KINGDOM			2,169,902
United States of America - 8.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		5,000	4,988
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	16,050
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
ADT Corp.:
4.125% 4/15/19		$ 10,000	$ 9,840
6.25% 10/15/21 (d)		10,000	10,275
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)		10,000	10,050
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		70,000	71,925
Ally Financial, Inc.:
2.75% 1/30/17		10,000	10,100
3.5% 1/27/19		20,000	20,000
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,975
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		5,000	5,206
6.25% 3/15/21		15,000	15,975
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,475
Aon Corp. 5% 9/30/20		73,000	80,986
APX Group, Inc.:
6.375% 12/1/19		15,000	15,300
8.75% 12/1/20		20,000	20,350
Audatex North America, Inc. 6% 6/15/21 (d)		30,000	32,025
Ball Corp. 4% 11/15/23		20,000	18,700
Basic Energy Services, Inc. 7.75% 2/15/19		10,000	10,738
Best Buy Co., Inc. 5% 8/1/18		30,000	31,113
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)		10,000	10,575
BMC Software Finance, Inc. 8.125% 7/15/21 (d)		25,000	26,313
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,875
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,275
6.875% 8/15/18 (d)		30,000	31,500
CBRE Group, Inc. 6.625% 10/15/20		10,000	10,675
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (d)		10,000	10,250
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	187,625
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,225
Chesapeake Energy Corp. 6.125% 2/15/21		200,000	218,000
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,475
CIT Group, Inc.:
3.875% 2/19/19		5,000	5,055
5.5% 2/15/19 (d)		21,000	22,628
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc.:
5.125% 6/1/21		$ 5,000	$ 5,100
5.25% 8/1/20		15,000	15,450
Clear Channel Communications, Inc.:
4.9% 5/15/15		15,000	14,906
5.5% 12/15/16		30,000	28,650
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,306
Community Health Systems, Inc.:
5.125% 8/15/18		30,000	31,500
5.125% 8/1/21 (d)		5,000	5,125
6.875% 2/1/22 (d)		5,000	5,225
8% 11/15/19		15,000	16,481
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,219
8.25% 4/1/20		15,000	16,294
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,225
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		55,000	52,525
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		30,000	31,575
D.R. Horton, Inc.:
3.75% 3/1/19		5,000	5,013
4.375% 9/15/22		5,000	4,900
Dana Holding Corp. 6.5% 2/15/19		15,000	16,013
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	102,839
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,390	9,670
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,300
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		71,000	70,113
Discover Financial Services 3.85% 11/21/22		75,000	73,632
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,875
9.875% 4/15/18		5,000	5,450
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	13,894
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		30,000	31,500
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,650
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,613
ERP Operating LP 4.625% 12/15/21		73,000	78,928
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		$ 75,000	$ 86,719
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FairPoint Communications, Inc. 8.75% 8/15/19 (d)		15,000	16,050
Fifth Third Bancorp 8.25% 3/1/38		67,000	94,355
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,375
7.375% 6/15/19 (d)		10,000	10,750
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		10,000	9,725
FirstEnergy Corp. 7.375% 11/15/31		133,000	152,771
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)		10,000	10,775
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,938
GenCorp, Inc. 7.125% 3/15/21		5,000	5,419
General Motors Co.:
3.5% 10/2/18 (d)		25,000	25,469
6.25% 10/2/43 (d)		5,000	5,413
General Motors Financial Co., Inc. 3.25% 5/15/18		15,000	15,131
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,525
5.375% 11/1/23 (d)		10,000	10,275
GMAC LLC 8% 12/31/18		10,000	11,925
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)		10,000	10,200
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	29,513
HCA Holdings, Inc.:
3.75% 3/15/19		10,000	10,038
5% 3/15/24		5,000	5,009
8% 10/1/18		5,000	5,925
HD Supply, Inc.:
7.5% 7/15/20		10,000	10,913
8.125% 4/15/19		10,000	11,150
HealthSouth Corp.:
7.25% 10/1/18		13,000	13,748
7.75% 9/15/22		14,000	15,330
Hertz Corp.:
6.25% 10/15/22		15,000	16,050
6.75% 4/15/19		30,000	32,138
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		15,000	15,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)		25,000	25,250
4.875% 3/15/19 (d)		10,000	10,175
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
5.875% 2/1/22 (d)		$ 10,000	$ 10,150
6% 8/1/20 (d)		30,000	31,800
International Lease Finance Corp. 3.875% 4/15/18		40,000	40,800
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,400
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		30,000	32,850
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		30,000	30,675
Liberty Property LP 3.375% 6/15/23		52,000	49,085
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	19,100
6.5% 1/15/28		5,000	4,750
MasTec, Inc. 4.875% 3/15/23		10,000	9,800
MGM Mirage, Inc. 7.625% 1/15/17		20,000	22,825
Micron Technology, Inc. 5.875% 2/15/22 (d)		5,000	5,238
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)		5,000	5,131
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,188
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	5,038
NiSource Finance Corp.:
4.45% 12/1/21		73,000	76,267
5.25% 2/15/43		67,000	68,433
NRG Energy, Inc. 7.625% 1/15/18		20,000	22,450
Nuance Communications, Inc. 5.375% 8/15/20 (d)		30,000	29,850
Oil States International, Inc. 6.5% 6/1/19		25,000	26,313
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)		5,000	5,038
Prudential Financial, Inc. 4.5% 11/16/21		80,000	86,853
Puget Energy, Inc. 5.625% 7/15/22		160,000	182,350
R.R. Donnelley & Sons Co. 6.5% 11/15/23		5,000	5,281
Reynolds American, Inc. 3.25% 11/1/22		100,000	94,093
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	83,800
8.5% 5/15/18 (c)		5,000	5,244
9.875% 8/15/19		10,000	11,175
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,163
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,000	5,394
11.25% 10/15/18		10,000	11,200
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		$ 30,000	$ 31,350
Samson Investment Co. 10.75% 2/15/20 (d)		45,000	49,050
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,881
SemGroup Corp. 7.5% 6/15/21		50,000	54,250
SLM Corp.:
4.875% 6/17/19		50,000	50,809
5.5% 1/15/19		10,000	10,575
8% 3/25/20		10,000	11,513
Sprint Communications, Inc. 7% 8/15/20		170,000	185,300
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,000
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	10,325
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,625
SUPERVALU, Inc. 6.75% 6/1/21		10,000	10,138
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,475
7.875% 2/15/19		15,000	17,025
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		20,000	21,150
6.464% 4/28/19		20,000	21,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,638
5.25% 5/1/23		24,000	23,760
Tenet Healthcare Corp.:
5% 3/1/19 (d)		5,000	4,994
6% 10/1/20 (d)		15,000	16,050
8.125% 4/1/22		25,000	27,938
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,300
The AES Corp.:
4.875% 5/15/23		225,000	214,875
7.375% 7/1/21		47,000	53,580
The Geo Group, Inc. 5.875% 1/15/22		10,000	10,275
The William Carter Co. 5.25% 8/15/21 (d)		10,000	10,288
Toll Brothers Finance Corp.:
4% 12/31/18		10,000	10,250
4.375% 4/15/23		30,000	28,875
5.625% 1/15/24		5,000	5,150
TransDigm, Inc.:
5.5% 10/15/20		15,000	15,263
7.5% 7/15/21		5,000	5,538
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		$ 20,000	$ 21,000
Triumph Group, Inc. 4.875% 4/1/21		5,000	4,925
Tronox Finance LLC 6.375% 8/15/20		15,000	15,413
TW Telecom Holdings, Inc.:
5.375% 10/1/22		20,000	20,400
6.375% 9/1/23		5,000	5,350
United Continental Holdings, Inc.:
6% 12/1/20		10,000	10,400
6% 7/15/26		25,000	23,625
6% 7/15/28		15,000	13,800
Valeant Pharmaceuticals International 6.875% 12/1/18 (d)		10,000	10,625
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	112,788
6.55% 9/15/43		339,000	412,541
VPI Escrow Corp. 6.375% 10/15/20 (d)		35,000	37,800
Walter Energy, Inc. 8.5% 4/15/21		5,000	3,150
Western Refining, Inc. 6.25% 4/1/21		15,000	15,525
Whiting Petroleum Corp.:
5% 3/15/19		10,000	10,575
5.75% 3/15/21		15,000	16,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,000	11,350
13.375% 10/15/19		5,000	5,863
TOTAL UNITED STATES OF AMERICA			5,178,434
TOTAL NONCONVERTIBLE BONDS (Cost $12,893,130)			13,409,541
Commercial Mortgage Securities - 0.2%

United States of America - 0.2%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,269)		135,000	147,313
Foreign Government and Government Agency Obligations - 72.6%
		Principal Amount (b)	Value
Australia - 2.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	$ 569,670
5.5% 4/21/23	AUD	251,000	259,226
5.75% 7/15/22	AUD	424,000	443,632
TOTAL AUSTRALIA			1,272,528
Belgium - 1.0%
Belgian Kingdom:
2.25% 6/22/23	EUR	278,000	390,689
2.6% 6/22/24 (Reg.S) (d)	EUR	150,000	213,874
TOTAL BELGIUM			604,563
Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	209,000
Brazilian Federative Republic 2.625% 1/5/23		500,000	442,500
TOTAL BRAZIL			651,500
Canada - 4.9%
Canadian Government:
1.25% 2/1/16	CAD	421,000	382,087
1.25% 3/1/18	CAD	680,000	609,576
1.25% 9/1/18	CAD	860,000	765,902
2.5% 6/1/24	CAD	480,000	435,669
2.75% 6/1/22 (f)(g)	CAD	160,000	150,300
4% 6/1/41	CAD	168,000	180,543
5% 6/1/37	CAD	280,000	340,288
Ontario Province 4.65% 6/2/41	CAD	200,000	203,021
TOTAL CANADA			3,067,386
France - 7.3%
French Government:
OAT 3.25% 5/25/45	EUR	305,000	431,621
1% 5/25/18	EUR	1,690,000	2,357,220
1% 5/25/19	EUR	430,000	592,997
2.25% 5/25/24	EUR	860,000	1,202,013
TOTAL FRANCE			4,583,851
Germany - 4.7%
German Federal Republic:
1.75% 2/15/24	EUR	370,000	517,962
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
2% 8/15/23	EUR	1,610,000	$ 2,318,743
2.25% 9/4/20	EUR	80,000	119,546
TOTAL GERMANY			2,956,251
Ireland - 0.5%
Irish Republic:
4.5% 4/18/20	EUR	60,000	94,134
5.4% 3/13/25	EUR	45,000	74,374
5.5% 10/18/17	EUR	111,000	176,586
TOTAL IRELAND			345,094
Israel - 1.1%
Israeli State:
2.5% 5/31/16	ILS	500,000	151,756
3.75% 3/31/24	ILS	639,000	188,301
6% 2/28/19	ILS	1,035,000	352,983
TOTAL ISRAEL			693,040
Italy - 7.2%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	626,000	887,103
3.5% 12/1/18	EUR	1,200,000	1,778,160
4.5% 3/1/24	EUR	575,000	873,677
Italian Republic:
3.75% 4/15/16	EUR	327,000	476,823
5% 8/1/34	EUR	335,000	525,303
TOTAL ITALY			4,541,066
Japan - 12.7%
Japan Government:
0.2% 3/20/19	JPY	367,500,000	3,559,550
0.6% 3/20/24	JPY	225,850,000	2,178,164
1.6% 3/20/33	JPY	43,100,000	429,252
1.7% 3/20/32	JPY	80,250,000	822,677
1.7% 12/20/32	JPY	27,150,000	275,672
1.7% 9/20/33	JPY	17,000,000	171,016
1.7% 12/20/43	JPY	14,000,000	135,284
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.8% 9/20/43	JPY	30,000,000	$ 296,775
2% 3/20/42	JPY	17,000,000	175,944
TOTAL JAPAN			8,044,334
Korea (South) - 3.7%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,458,705
3% 3/10/23	KRW	560,000,000	506,588
3% 12/10/42	KRW	276,000,000	222,790
3.5% 3/10/24	KRW	130,500,000	122,302
TOTAL KOREA (SOUTH)			2,310,385
Malaysia - 0.5%
Malaysian Government 3.48% 3/15/23	MYR	1,040,000	303,523
Mexico - 3.5%
United Mexican States:
4.75% 6/14/18	MXN	16,150,000	1,226,751
7.5% 6/3/27	MXN	6,990,000	582,218
7.75% 11/13/42	MXN	2,200,000	180,306
8.5% 5/31/29	MXN	2,550,000	228,232
TOTAL MEXICO			2,217,507
Netherlands - 3.0%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,365,000	1,881,406
Poland - 2.2%
Polish Government:
4% 10/25/23	PLN	806,000	261,754
5% 4/25/16	PLN	2,059,000	707,624
5.5% 10/25/19	PLN	1,135,000	407,599
TOTAL POLAND			1,376,977
Russia - 1.0%
Russian Federation:
7% 8/16/23	RUB	7,405,000	188,401
7.35% 1/20/16	RUB	5,172,000	146,455
7.5% 2/27/19	RUB	10,262,000	283,857
TOTAL RUSSIA			618,713
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 0.5%
Republic of Singapore 3.25% 9/1/20	SGD	400,000	$ 342,345
South Africa - 2.4%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	276,104
6.75% 3/31/21	ZAR	1,400,000	122,835
8% 12/21/18	ZAR	3,331,000	318,565
10.5% 12/21/26	ZAR	2,981,000	328,295
13.5% 9/15/15	ZAR	4,600,000	476,702
TOTAL SOUTH AFRICA			1,522,501
Spain - 6.6%
Spanish Kingdom:
2.1% 4/30/17	EUR	598,000	845,889
3.75% 10/31/18	EUR	950,000	1,425,222
3.8% 4/30/24 (Reg.S)	EUR	250,000	360,720
4.4% 10/31/23 (d)	EUR	1,000,000	1,516,007
TOTAL SPAIN			4,147,838
Sweden - 1.5%
Swedish Kingdom 3.75% 8/12/17	SEK	5,480,000	921,261
Thailand - 0.5%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,809,000	181,350
3.625% 6/16/23	THB	4,342,000	133,385
TOTAL THAILAND			314,735
Turkey - 1.3%
Turkish Republic:
8.5% 9/14/22	TRY	499,000	212,804
8.8% 11/14/18	TRY	708,000	314,343
9% 1/27/16	TRY	689,000	314,680
TOTAL TURKEY			841,827
United Kingdom - 3.5%
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	110,000	181,239
2.25% 9/7/23	GBP	270,000	431,657
3.25% 1/22/44	GBP	112,000	177,394
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - continued
United Kingdom, Great Britain and Northern Ireland: - continued
4.25% 6/7/32	GBP	140,000	$ 263,549
4.5% 12/7/42	GBP	580,000	1,146,751
TOTAL UNITED KINGDOM			2,200,590
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $45,260,723)			45,759,221
Bank Loan Obligations - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		10,000	10,213
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)		10,000	9,938
First Data Corp. term loan 4.1545% 3/24/18 (h)		15,000	15,019
TOTAL BANK LOAN OBLIGATIONS (Cost $34,759)			35,170
Preferred Securities - 2.9%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (e)(h)	200,000	271,261
Denmark - 0.4%
Danske Bank A/S 5.75% (e)(h)	200,000	276,052
France - 0.5%
EDF SA 5.625% (Reg. S) (e)(h)	300,000	305,656
Germany - 0.6%
Allianz SE 4.75% (Reg. S) (e)(h)	100,000	148,514
RWE AG 4.625% (e)(h)	150,000	216,396
TOTAL GERMANY		364,910
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(h)	220,000	325,118
United Kingdom - 0.5%
Barclays Bank PLC 7.625% 11/21/22	250,000	282,481
TOTAL PREFERRED SECURITIES (Cost $1,777,261)		1,825,478
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $289,432)	289,432	$ 289,432
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $60,409,574)		61,466,155
NET OTHER ASSETS (LIABILITIES) - 2.5%		1,597,729
NET ASSETS - 100%		$ 63,063,884
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Euro-Bobl Index Contracts (Germany)	June 2014	$ 172,716	$ 95
Sold
Bond Index Contracts
1 Euro-Bund Index Contracts (Germany)	June 2014	197,527	(29)
Treasury Contracts
44 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	5,434,000	34,287
5 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	666,094	(6,103)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	433,406	(7,742)
TOTAL TREASURY CONTRACTS		6,533,500	20,442
TOTAL SOLD		6,731,027	20,413
		$ 6,903,743	$ 20,508

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 10.7%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/1/14	EUR	JPMorgan Chase Bank	Sell	277,000	$ 381,288	$ (321)
4/1/14	ILS	JPMorgan Chase Bank	Buy	205,388	58,712	181
4/2/14	EUR	Barclays Bank PLC, London	Sell	1,830,000	2,521,008	(92)
4/2/14	GBP	Barclays Bank PLC, London	Sell	625,000	1,041,750	(219)
4/2/14	ILS	Barclays Bank PLC, London	Buy	339,036	97,181	33
4/2/14	JPY	Barclays Bank PLC, London	Buy	118,755,040	1,153,410	(2,850)
4/2/14	TRY	Barclays Bank PLC, London	Buy	1,828,610	854,291	319
4/2/14	ZAR	Barclays Bank PLC, London	Buy	1,652,325	157,011	(66)
5/15/14	AUD	Barclays Bank PLC, London	Sell	141,000	127,333	(3,024)
5/15/14	AUD	Barclays Bank PLC, London	Sell	266,000	245,882	(40)
5/15/14	AUD	Citibank NA	Sell	460,000	410,766	(14,513)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	AUD	Deutsche Bank AG	Buy	93,000	$ 83,548	$ 2,432
5/15/14	AUD	Deutsche Bank AG	Buy	114,000	101,257	4,138
5/15/14	AUD	JPMorgan Chase Bank	Buy	1,849,000	1,707,196	2,241
5/15/14	CAD	Barclays Bank PLC, London	Sell	304,000	275,256	561
5/15/14	CAD	Citibank NA	Buy	65,000	58,353	381
5/15/14	CAD	JPMorgan Chase Bank	Buy	37,000	33,345	88
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Buy	107,000	96,390	296
5/15/14	CAD	Morgan Stanley Cap. Svcs. LLC	Sell	1,206,000	1,087,104	(2,637)
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	524,000	588,376	4,562
5/15/14	CHF	Morgan Stanley Cap. Svcs. LLC	Buy	573,000	643,845	4,539
5/15/14	CLP	Citibank NA	Buy	50,260,000	89,917	1,299
5/15/14	CZK	Barclays Bank PLC, London	Buy	7,173,000	360,320	(252)
5/15/14	CZK	Deutsche Bank AG	Buy	5,723,000	286,283	998
5/15/14	DKK	Deutsche Bank AG	Buy	2,888,000	530,357	2,714
5/15/14	EUR	Barclays Bank PLC, London	Buy	690,000	946,476	4,023
5/15/14	EUR	Barclays Bank PLC, London	Buy	949,000	1,307,249	31
5/15/14	EUR	Barclays Bank PLC, London	Buy	1,780,000	2,451,603	409
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	EUR	Barclays Bank PLC, London	Sell	348,000	$ 484,134	$ 4,752
5/15/14	EUR	Citibank NA	Sell	271,000	377,504	4,192
5/15/14	EUR	Deutsche Bank AG	Sell	130,000	178,293	(786)
5/15/14	EUR	Goldman Sachs Bank USA	Sell	3,022,000	4,141,996	(20,915)
5/15/14	EUR	JPMorgan Chase Bank	Buy	266,000	366,118	306
5/15/14	EUR	JPMorgan Chase Bank	Buy	678,000	944,484	(10,515)
5/15/14	EUR	JPMorgan Chase Bank	Buy	958,000	1,320,685	(1,007)
5/15/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	137,000	190,794	(2,072)
5/15/14	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	95,000	131,164	299
5/15/14	GBP	Barclays Bank PLC, London	Buy	434,000	723,162	135
5/15/14	GBP	Barclays Bank PLC, London	Buy	820,000	1,364,268	2,330
5/15/14	GBP	Barclays Bank PLC, London	Sell	209,000	346,880	(1,436)
5/15/14	GBP	Deutsche Bank AG	Sell	672,000	1,109,657	(10,287)
5/15/14	GBP	JPMorgan Chase Bank	Sell	174,000	289,467	(519)
5/15/14	HKD	JPMorgan Chase Bank	Buy	393,000	50,616	59
5/15/14	ILS	Barclays Bank PLC, London	Buy	983,000	281,689	55
5/15/14	ILS	Citibank NA	Buy	1,043,000	296,308	2,633
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	ILS	JPMorgan Chase Bank	Sell	144,000	$ 41,143	$ (130)
5/15/14	JPY	Barclays Bank PLC, London	Buy	10,900,000	107,494	(1,864)
5/15/14	JPY	Barclays Bank PLC, London	Sell	201,800,000	1,960,436	4,816
5/15/14	JPY	Citibank NA	Buy	32,550,000	318,902	(3,464)
5/15/14	JPY	Citibank NA	Buy	45,000,000	444,055	(7,965)
5/15/14	JPY	Citibank NA	Buy	799,200,000	7,841,675	(96,724)
5/15/14	JPY	Deutsche Bank AG	Sell	8,950,000	88,268	1,534
5/15/14	JPY	Deutsche Bank AG	Sell	206,650,000	2,019,183	16,562
5/15/14	JPY	JPMorgan Chase Bank	Buy	49,350,000	485,620	(7,375)
5/15/14	JPY	JPMorgan Chase Bank	Sell	257,350,000	2,519,144	25,196
5/15/14	KRW	BNP Paribas	Buy	345,800,000	322,912	1,805
5/15/14	KRW	Barclays Bank PLC, London	Sell	238,300,000	223,861	90
5/15/14	KRW	Citibank NA	Buy	134,000,000	124,767	1,063
5/15/14	KRW	Citibank NA	Buy	370,700,000	343,368	4,731
5/15/14	KRW	Citibank NA	Sell	238,500,000	220,629	(3,330)
5/15/14	KRW	Citibank NA	Sell	330,000,000	306,549	(3,331)
5/15/14	KRW	Deutsche Bank AG	Buy	117,400,000	109,006	1,236
5/15/14	KRW	Deutsche Bank AG	Buy	325,000,000	300,787	4,398
5/15/14	KRW	Goldman Sachs Bank USA	Sell	130,056,000	121,259	(868)
5/15/14	MXN	Barclays Bank PLC, London	Sell	2,718,000	207,458	(1)
5/15/14	MXN	Citibank NA	Buy	15,574,000	1,180,405	8,325
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	MXN	Citibank NA	Sell	2,095,000	$ 156,407	$ (3,499)
5/15/14	MXN	Deutsche Bank AG	Sell	15,852,000	1,190,202	(19,747)
5/15/14	MYR	Citibank NA	Buy	626,000	188,203	3,557
5/15/14	NOK	Deutsche Bank AG	Buy	1,417,000	231,167	5,065
5/15/14	NZD	Morgan Stanley Cap. Svcs. LLC	Buy	43,000	36,869	311
5/15/14	NZD	Morgan Stanley Cap. Svcs. LLC	Buy	331,000	272,613	13,587
5/15/14	PLN	Barclays Bank PLC, London	Buy	2,369,000	781,304	(124)
5/15/14	PLN	Citibank NA	Buy	1,879,000	615,988	3,614
5/15/14	PLN	Citibank NA	Sell	378,000	124,562	(84)
5/15/14	PLN	Citibank NA	Sell	1,945,000	637,294	(4,071)
5/15/14	PLN	Deutsche Bank AG	Buy	2,261,000	736,410	9,157
5/15/14	PLN	Morgan Stanley Cap. Svcs. LLC	Sell	1,857,000	602,975	(9,373)
5/15/14	RUB	Barclays Bank PLC, London	Buy	20,074,000	565,146	1,195
5/15/14	RUB	Barclays Bank PLC, London	Sell	11,000,000	299,157	(11,183)
5/15/14	RUB	Barclays Bank PLC, London	Sell	12,009,000	334,289	(4,517)
5/15/14	RUB	Citibank NA	Buy	11,000,000	296,656	13,684
5/15/14	SEK	Barclays Bank PLC, London	Buy	587,000	91,839	(1,210)
5/15/14	SEK	Barclays Bank PLC, London	Sell	752,000	115,856	(248)
5/15/14	SEK	Deutsche Bank AG	Sell	347,000	52,924	(650)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/15/14	SGD	Citibank NA	Buy	63,000	$ 49,703	$ 381
5/15/14	THB	JPMorgan Chase Bank	Buy	18,193,000	554,682	6,127
5/15/14	TRY	Barclays Bank PLC, London	Buy	680,000	302,634	10,808
5/15/14	TRY	Barclays Bank PLC, London	Sell	81,000	37,348	11
5/15/14	TRY	Citibank NA	Sell	678,000	299,434	(13,086)
5/15/14	TWD	BNP Paribas	Buy	17,706,000	584,742	(2,528)
5/15/14	TWD	Citibank NA	Sell	17,706,000	583,701	1,487
5/15/14	ZAR	Barclays Bank PLC, London	Buy	5,503,000	519,482	(422)
5/15/14	ZAR	Barclays Bank PLC, London	Sell	3,300,000	301,246	(10,020)
5/15/14	ZAR	Citibank NA	Buy	1,954,000	174,381	9,926
5/15/14	ZAR	JPMorgan Chase Bank	Buy	3,254,000	300,538	6,389
						$ (78,304)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 3,500,000	$ (77,583)	$ 0	$ (77,583)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	(4,628)	(18,232)	(22,859)
Swaps - continued
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Kering SA	Dec. 2017	Credit Suisse	(1%)	EUR	150,000	$ (3,762)	$ (1,665)	$ (5,428)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(4,871)	(6,835)	(11,706)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	200,000	(4,389)	(4,117)	(8,506)
TOTAL CREDIT DEFAULT SWAPS						$ (95,233)	$ (30,849)	$ (126,082)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,430,686 or 7.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $150,300.
(g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $150,300.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 275
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 13,409,541	$ -	$ 13,409,541	$ -
Commercial Mortgage Securities	147,313	-	147,313	-
Foreign Government and Government Agency Obligations	45,759,221	-	45,759,221	-
Bank Loan Obligations	35,170	-	35,170	-
Preferred Securities	1,825,478	-	1,825,478	-
Money Market Funds	289,432	289,432	-	-
Total Investments in Securities:	$ 61,466,155	$ 289,432	$ 61,176,723	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 199,061	$ -	$ 199,061	$ -
Futures Contracts	34,382	34,382	-	-
Total Assets	$ 233,443	$ 34,382	$ 199,061	$ -
Liabilities
Foreign Currency Contracts	$ (277,365)	$ -	$ (277,365)	$ -
Futures Contracts	(13,874)	(13,874)	-	-
Swaps	(95,233)	-	(95,233)	-
Total Liabilities	$ (386,472)	$ (13,874)	$ (372,598)	$ -
Total Derivative Instruments:	$ (153,029)	$ 20,508	$ (173,537)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $60,418,946. Net unrealized appreciation aggregated $1,047,209, of which $1,829,797 related to appreciated investment securities and $782,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2014

1.799874.110

FSN-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.9%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.9%
Affinia Group, Inc. 7.75% 5/1/21		$ 870	$ 940
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(k)		1,765	1,796
Chassix, Inc. 9.25% 8/1/18 (f)		5,510	5,923
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,686
Dana Holding Corp.:
5.375% 9/15/21		2,915	3,032
6% 9/15/23		2,915	3,035
6.5% 2/15/19		2,040	2,178
6.75% 2/15/21		10,990	11,952
Delphi Corp.:
5% 2/15/23		7,707	8,169
6.125% 5/15/21		4,760	5,296
Exide Technologies 8.625% 2/1/18 (c)		1,855	1,410
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	5,101
Lear Corp. 4.75% 1/15/23 (f)		5,380	5,246
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		1,730	1,881
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		3,030	3,087
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(k)		3,405	3,622
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,244
Tenneco, Inc. 6.875% 12/15/20		5,580	6,124
			72,722
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (f)		6,750	7,400
8.25% 6/15/21 (f)		6,750	7,628
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/49 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
			15,028
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 1,285	$ 1,330
LKQ Corp. 4.75% 5/15/23 (f)		935	886
			2,216
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		15,935	16,971
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	14,663	5,929
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,125	3,651
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,320
FelCor Lodging LP 5.625% 3/1/23		3,575	3,620
Graton Economic Development Authority 9.625% 9/1/19 (f)		8,965	10,243
MCE Finance Ltd. 5% 2/15/21 (f)		9,533	9,533
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,740	2,757
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,326
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	1,032
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		10,755	11,320
11% 10/1/21 (f)		15,430	16,202
Playa Resorts Holding BV 8% 8/15/20 (f)		1,315	1,420
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		3,720	3,748
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	677
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		6,400	6,448
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		455	52
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		6,290	6,054
5.375% 3/15/22		12,640	13,193
7.75% 8/15/20		19,415	21,599
Wynn Macau Ltd. 5.25% 10/15/21 (f)		3,955	4,024
			126,148
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		2,685	2,772
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,210	2,354
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc.:
4.375% 9/15/22		$ 4,685	$ 4,591
4.75% 2/15/23		1,740	1,731
5.75% 8/15/23		1,485	1,570
Jarden Corp. 6.125% 11/15/22		90	97
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,347
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	22,191
6.875% 2/15/21		5,380	5,810
8.25% 2/15/21		6,135	6,695
8.5% 5/15/18 (e)		390	409
9.875% 8/15/19		3,585	4,006
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,371
8.375% 1/15/21		3,850	4,553
Toll Brothers Finance Corp.:
4.375% 4/15/23		5,175	4,981
5.875% 2/15/22		4,920	5,264
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	2,125
			77,867
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		3,420	3,591
Leisure Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,417
Media - 2.9%
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,612
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		865	887
5.625% 2/15/24 (f)		935	958
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		5,620	5,409
5.25% 3/15/21		4,240	4,272
5.25% 9/30/22		6,185	6,108
5.75% 9/1/23		3,360	3,335
6.625% 1/31/22		7,175	7,668
7.375% 6/1/20		4,895	5,354
8.125% 4/30/20		6,280	6,877
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		$ 5,380	$ 5,622
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		11,900	11,781
Checkout Holding Corp. 0% 11/15/15 (f)		2,915	2,485
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,037
5.125% 12/15/22		1,250	1,250
Clear Channel Communications, Inc.:
5.5% 9/15/14		410	414
14% 2/1/21 (k)		6,383	6,362
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		6,795	7,211
6.5% 11/15/22		8,370	8,945
Columbus International, Inc. 7.375% 3/30/21 (f)		3,205	3,297
DISH DBS Corp.:
5% 3/15/23		24,204	24,386
5.125% 5/1/20		410	427
5.875% 7/15/22		19,705	21,035
6.75% 6/1/21		7,885	8,831
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		1,895	2,051
EchoStar Communications Corp. 7.125% 2/1/16		5,485	5,992
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,585	1,627
4.875% 11/1/20 (f)		4,140	4,249
5.375% 11/1/23 (f)		3,290	3,380
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,107
8.5% 7/15/29		1,730	1,894
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		12,625	14,329
MDC Partners, Inc. 6.75% 4/1/20 (f)		4,695	4,941
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,561
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,260	1,332
Regal Entertainment Group:
5.75% 6/15/23		8,095	8,216
5.75% 2/1/25		1,215	1,188
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,173
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		$ 5,085	$ 4,971
4.625% 5/15/23 (f)		2,100	1,979
5.25% 8/15/22 (f)		4,650	4,790
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,794
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,690	5,996
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		4,720	4,814
WMG Acquisition Corp.:
5.625% 4/15/22 (f)(h)		860	865
6.75% 4/15/22 (f)		3,445	3,462
			242,274
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,473
CST Brands, Inc. 5% 5/1/23		1,130	1,110
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(k)		1,980	2,010
L Brands, Inc. 5.625% 10/15/23		3,955	4,103
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,364
Sonic Automotive, Inc. 5% 5/15/23		685	672
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,505	2,655
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		2,050	2,083
			20,470
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(k)		1,713	1,752
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,254
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,086
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,466
PVH Corp. 4.5% 12/15/22		9,300	9,184
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		1,270	1,321
			30,063
TOTAL CONSUMER DISCRETIONARY			608,767
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 2.7% 3/31/26 (Reg. S)	EUR	6,300	8,681
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		$ 3,565	$ 3,694
9.25% 2/15/19 (f)		7,560	8,288
ESAL GmbH 6.25% 2/5/23 (f)		8,690	8,212
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		8,415	8,278
Rite Aid Corp.:
6.75% 6/15/21		12,320	13,336
8% 8/15/20		3,935	4,368
9.25% 3/15/20		7,400	8,445
10.25% 10/15/19		1,655	1,821
Roundys Supermarket, Inc. 10.25% 12/15/20 (f)		985	1,049
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,245	1,360
Tops Markets LLC 8.875% 12/15/17		2,400	2,622
			61,473
Food Products - 0.5%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,444
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		11,155	11,852
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		7,107	7,214
JBS Investments GmbH 7.25% 4/3/24		4,220	4,220
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		2,630	2,794
8.25% 2/1/20 (f)		2,900	3,176
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,445	1,337
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,793
Post Holdings, Inc.:
7.375% 2/15/22		900	968
7.375% 2/15/22 (f)		1,205	1,295
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,484
			40,577
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,205	1,304
6.625% 11/15/22		1,425	1,551
			2,855
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,457
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,065	1,036
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18		$ 4,475	$ 4,811
Prestige Brands, Inc. 8.125% 2/1/20		675	757
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	15,959
			24,020
TOTAL CONSUMER STAPLES			137,606
ENERGY - 6.8%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,054
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	3,374
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		2,890	2,843
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,464
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		2,135	2,263
Offshore Group Investment Ltd.:
7.125% 4/1/23		11,200	11,396
7.5% 11/1/19		1,965	2,093
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		8,280	8,942
Precision Drilling Corp. 6.5% 12/15/21		850	910
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		1,730	1,851
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,552
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	2,300	3,234
3.125% 7/10/23	EUR	800	1,168
			44,144
Oil, Gas & Consumable Fuels - 6.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	6,030
4.875% 3/15/24		2,345	2,339
Afren PLC:
6.625% 12/9/20 (f)		2,010	2,050
10.25% 4/8/19 (Reg. S)		1,910	2,175
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		2,730	2,594
6.625% 10/1/20		4,110	4,377
Berry Petroleum Co. 10.25% 6/1/14		1,820	1,843
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,818
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.625% 8/1/20		$ 4,120	$ 4,728
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,830
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,866
Concho Resources, Inc.:
5.5% 4/1/23		11,240	11,690
6.5% 1/15/22		5,640	6,148
7% 1/15/21		2,565	2,828
Continental Resources, Inc.:
5% 9/15/22		20,805	21,845
7.125% 4/1/21		2,265	2,562
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,955
6.125% 3/1/22 (f)		2,945	3,078
7.75% 4/1/19		5,910	6,412
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,220	6,547
Denbury Resources, Inc. 8.25% 2/15/20		3,449	3,751
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	5,116
Energy Partners Ltd. 8.25% 2/15/18		10,030	10,857
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,122
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,178	3,301
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	3,157
Halcon Resources Corp.:
8.875% 5/15/21		3,525	3,657
9.75% 7/15/20 (f)		1,970	2,118
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,220	3,502
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,548
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	3,950	5,741
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,505	2,730
7% 5/5/20 (f)		3,130	3,529
9.125% 7/2/18 (f)		2,770	3,324
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,290	2,158
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz National Co.: - continued
5.75% 4/30/43 (f)		$ 3,510	$ 3,159
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		3,285	3,290
5.625% 11/15/23 (f)		3,970	3,926
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		5,160	5,728
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	2,045
6.25% 6/15/22		5,454	5,890
6.75% 11/1/20		1,690	1,829
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,658
6.875% 2/1/20		11,450	12,194
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	2,044
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		4,055	4,136
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		2,075	2,153
7.25% 12/12/21 (f)		5,768	6,330
Pan American Energy LLC 7.875% 5/7/21 (f)		3,215	3,279
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,864
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,355	10,384
6.625% 6/15/38		395	431
8.625% 12/1/23		430	531
Petrobras Global Finance BV 2.3789% 1/15/19 (k)		3,975	3,881
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	4,591
6.875% 1/20/40		5,410	5,332
8.375% 12/10/18		3,370	3,926
Petroleos de Venezuela SA:
4.9% 10/28/14		17,645	16,851
6% 11/15/26 (f)		4,680	2,539
8.5% 11/2/17 (f)		36,055	30,196
9% 11/17/21 (Reg. S)		2,555	1,903
9.75% 5/17/35 (f)		13,425	9,498
12.75% 2/17/22 (f)		7,045	6,393
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
3.5% 1/30/23		$ 3,645	$ 3,430
4.875% 1/24/22		3,430	3,584
4.875% 1/18/24		3,135	3,237
4.875% 1/18/24 (f)		170	176
5.5% 1/21/21		4,865	5,315
5.5% 6/27/44		5,645	5,447
6% 3/5/20		2,680	3,018
6.375% 1/23/45 (f)		6,085	6,615
6.5% 6/2/41		8,280	9,067
6.625% (f)(g)		14,915	15,288
8% 5/3/19		1,710	2,086
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	9,029
PT Adaro Indonesia 7.625% 10/22/19 (f)		6,100	6,481
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,740	2,469
4.3% 5/20/23 (Reg S.)		500	451
4.875% 5/3/22 (f)		4,235	4,071
5.25% 5/23/21 (f)		2,930	2,937
5.625% 5/20/43 (f)		3,430	2,903
5.625% 5/20/43 (Reg. S)		1,300	1,100
6% 5/3/42 (f)		4,480	3,965
6.5% 5/27/41 (f)		5,440	5,134
QEP Resources, Inc. 5.25% 5/1/23		5,080	5,055
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,729
Range Resources Corp.:
5% 8/15/22		5,175	5,279
5% 3/15/23		7,785	7,882
5.75% 6/1/21		1,735	1,859
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	3,998
5.875% 6/1/22		4,095	4,187
9.5% 4/15/18		3,220	3,385
Sabine Pass Liquefaction LLC 5.625% 4/15/23		6,300	6,269
SemGroup Corp. 7.5% 6/15/21		3,490	3,787
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,462
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,110	1,099
6.375% 8/1/22		1,744	1,853
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
6.875% 2/1/21		$ 2,425	$ 2,601
Teekay Corp. 8.5% 1/15/20		3,285	3,737
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	2,037
Tesoro Corp.:
4.25% 10/1/17		2,530	2,657
5.375% 10/1/22		2,850	2,932
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		860	905
6.125% 10/15/21		2,290	2,427
W&T Offshore, Inc. 8.5% 6/15/19		4,170	4,504
Western Refining, Inc. 6.25% 4/1/21		5,430	5,620
Whiting Petroleum Corp.:
5% 3/15/19		2,965	3,135
5.75% 3/15/21		2,965	3,187
WPX Energy, Inc. 6% 1/15/22		6,100	6,253
YPF SA 8.875% 12/19/18 (f)		6,090	6,356
Zhaikmunai International BV 7.125% 11/13/19 (f)		4,630	4,804
			535,109
TOTAL ENERGY			579,253
FINANCIALS - 7.3%
Banks - 1.5%
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	5,730	2,300
Banco Daycoval SA 5.75% 3/19/19 (f)		1,945	1,964
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		150	159
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,855	4,173
CBOM Finance PLC 8.25% 8/5/14		2,485	2,491
CIT Group, Inc.:
5% 8/15/22		7,130	7,397
5.375% 5/15/20		9,060	9,717
5.5% 2/15/19 (f)		20,725	22,331
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,585	1,430
Development Bank of Philippines 8.375% (g)(k)		5,840	6,129
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	1,977
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		2,175	2,251
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
Finansbank A/S:
5.15% 11/1/17 (f)		$ 7,690	$ 7,498
5.5% 5/11/16 (Reg. S)		2,390	2,390
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		5,450	5,811
7.75% 7/5/17 (Reg. S)		900	960
HSBK BV 7.25% 5/3/17 (f)		3,395	3,611
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,325	1,312
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,970	2,955
RSHB Capital SA 6% 6/3/21 (f)(k)		1,460	1,427
SB Capital SA 5.5% 2/26/24 (f)(k)		3,410	3,193
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,050	6,382
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		2,100	2,045
6.8% 11/22/25 (f)		1,540	1,525
6.902% 7/9/20 (f)		2,795	2,924
Volkswagen Bank GmbH 1.5% 2/13/19 (Reg. S)	EUR	11,000	15,189
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		4,350	4,591
			124,132
Capital Markets - 0.1%
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	5,400	7,440
Consumer Finance - 2.8%
Ally Financial, Inc.:
5.5% 2/15/17		6,620	7,183
7.5% 9/15/20		41,640	49,500
8% 3/15/20		34,765	41,892
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		910	942
General Motors Acceptance Corp. 8% 11/1/31		24,015	29,298
GMAC LLC 8% 11/1/31		56,464	69,592
SLM Corp.:
5.5% 1/25/23		19,455	19,090
7.25% 1/25/22		11,040	12,172
8% 3/25/20		6,200	7,138
			236,807
Diversified Financial Services - 1.7%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,930	5,115
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,025	5,232
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		$ 8,435	$ 7,549
BP Capital Markets PLC:
2.177% 9/28/21 (Reg. S)	EUR	3,350	4,628
2.972% 2/27/26 (Reg. S)	EUR	7,450	10,345
City of Buenos Aires 9.95% 3/1/17 (f)		2,920	2,905
Comcel Trust 6.875% 2/6/24 (f)		2,055	2,150
GTB Finance BV:
6% 11/8/18 (f)		3,625	3,580
7.5% 5/19/16 (f)		2,955	3,092
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	4,112
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)		4,200	4,242
4.875% 3/15/19 (f)		6,385	6,497
5.875% 2/1/22 (f)		9,180	9,318
6% 8/1/20 (f)		8,535	9,047
6% 8/1/20		9,375	10,031
Imperial Tobacco Finance:
2.25% 2/26/21 (Reg. S)	EUR	6,100	8,365
4.875% 6/7/32 (Reg. S)	GBP	1,350	2,251
Indo Energy Finance BV 7% 5/7/18 (f)		4,010	3,900
Landry's Acquisition Co. 9.375% 5/1/20 (f)		780	859
Magnesita Finance Ltd. 8.625% (f)(g)		2,265	2,160
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,900	2,770
Myriad International Holding BV 6% 7/18/20 (f)		1,925	2,089
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		3,940	3,965
Pacnet Ltd. 9% 12/12/18 (f)		265	283
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,095	3,381
TMK Capital SA 7.75% 1/27/18		7,405	7,127
Unite (USAF) II PLC 3.374% 6/30/28	GBP	3,800	6,063
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		7,008	7,341
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		5,435	5,707
			144,104
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,105	2,242
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		5,470	5,839
			8,081
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America:
4.125% 4/1/20		$ 4,205	$ 4,152
4.625% 5/1/23		4,205	4,053
Crown Castle International Corp. 5.25% 1/15/23		7,070	7,185
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,670	3,927
6.875% 5/1/21		7,220	7,762
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,758
7.5% 2/15/20		4,325	4,682
			44,519
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		6,345	6,353
6.625% 10/15/20		5,015	5,354
Howard Hughes Corp. 6.875% 10/1/21 (f)		9,230	9,968
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	231
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		2,145	2,317
Realogy Corp.:
7.625% 1/15/20 (f)		5,540	6,163
7.875% 2/15/19 (f)		4,965	5,356
9% 1/15/20 (f)		3,270	3,736
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		6,295	6,358
7.75% 4/15/20 (f)		2,413	2,660
			48,512
TOTAL FINANCIALS			613,595
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		1,985	2,159
Health Care Providers & Services - 2.3%
Community Health Systems, Inc.:
5.125% 8/15/18		4,160	4,368
5.125% 8/1/21 (f)		2,650	2,716
6.875% 2/1/22 (f)		5,320	5,559
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
CRC Health Group, Inc. 10.75% 2/1/16		$ 1,840	$ 1,835
DaVita HealthCare Partners, Inc. 5.75% 8/15/22		5,165	5,494
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		6,310	6,799
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,334
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,156
5.875% 3/15/22		16,855	18,161
5.875% 5/1/23		17,605	18,111
6.25% 2/15/21		4,985	5,336
6.5% 2/15/20		13,550	15,176
7.25% 9/15/20		9,485	10,256
7.5% 2/15/22		10,195	11,648
7.75% 5/15/21		23,540	25,953
8% 10/1/18		1,200	1,422
HealthSouth Corp.:
5.75% 11/1/24		2,560	2,624
8.125% 2/15/20		6,585	7,128
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		3,670	3,918
InVentiv Health, Inc. 11% 8/15/18 (f)		795	735
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		1,850	1,899
ResCare, Inc. 10.75% 1/15/19		2,445	2,714
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,716
5.5% 2/1/21		1,980	2,069
Tenet Healthcare Corp.:
4.375% 10/1/21		6,290	6,070
4.5% 4/1/21		3,670	3,587
4.75% 6/1/20		2,345	2,363
6% 10/1/20 (f)		3,745	4,007
6.875% 11/15/31		9,855	8,870
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	4,234
UHS Escrow Corp. 7% 10/1/18		910	958
			197,216
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	4,828
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,425	3,810
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.6%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		$ 8,370	$ 9,217
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		1,170	1,249
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		2,660	2,800
6.75% 8/15/21 (f)		8,070	8,695
6.875% 12/1/18 (f)		7,955	8,452
7.5% 7/15/21 (f)		6,080	6,840
VPI Escrow Corp. 6.375% 10/15/20 (f)		15,390	16,621
			53,874
TOTAL HEALTH CARE			261,887
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	519
12% 11/1/14 pay-in-kind		1,375	1,357
Bombardier, Inc. 6.125% 1/15/23 (f)		4,095	4,136
GenCorp, Inc. 7.125% 3/15/21		1,145	1,241
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		12,418	13,349
7.125% 3/15/21		1,485	1,639
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,186
			26,427
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (f)		2,250	2,256
5.375% 11/15/22 (f)		1,475	1,497
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,026	3,147
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		674	730
6.125% 4/29/18 (f)		1,470	1,549
7.25% 11/10/19		3,734	4,369
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,280	8,554
8.021% 8/10/22		2,528	2,914
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,100	2,016
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,661	1,842
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
8.028% 11/1/17		$ 443	$ 483
U.S. Airways Group, Inc. 6.125% 6/1/18		6,295	6,618
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,197	4,880
Series 2012-2:
Class A, 4.625% 12/3/26		2,038	2,135
Class B, 6.75% 12/3/22		1,589	1,716
Series 2013-1:
Class A, 3.95% 5/15/27		4,775	4,811
Class B, 5.375% 5/15/23		1,975	2,000
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,552	5,235
United Continental Holdings, Inc. 6.375% 6/1/18		825	890
			57,642
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		655	698
USG Corp. 5.875% 11/1/21 (f)		835	889
			1,587
Commercial Services & Supplies - 0.7%
ADT Corp. 6.25% 10/15/21 (f)		4,705	4,834
APX Group, Inc. 8.75% 12/1/20		5,015	5,103
Bakercorp International, Inc. 8.25% 6/1/19		2,680	2,781
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		2,970	3,148
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,647
5.25% 8/1/20		2,915	3,002
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,817
7.25% 12/1/20		4,475	4,889
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,165
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		765	817
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,795	2,910
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,725	1,738
7% 2/15/22		2,955	3,251
7.875% 3/15/21		4,240	4,855
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tervita Corp.:
8% 11/15/18 (f)		$ 2,650	$ 2,677
9.75% 11/1/19 (f)		3,870	3,754
10.875% 2/15/18 (f)		1,945	1,963
TMS International Corp. 7.625% 10/15/21 (f)		825	885
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,983
			62,219
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		1,365	1,426
MasTec, Inc. 4.875% 3/15/23		4,485	4,395
Odebrecht Finance Ltd. 7.5% (f)(g)		9,885	9,959
			15,780
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,140	2,103
6.5% 5/15/19 (f)		4,840	5,185
			7,288
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,500	1,586
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,180	4,274
Terex Corp. 6% 5/15/21		10,330	11,053
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(k)		710	749
			17,662
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		4,485	4,676
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		4,945	5,056
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		2,380	2,547
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		2,790	3,052
			15,331
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,215	2,368
Shortline PLC 9.5% 5/21/18 (f)		1,000	820
Western Express, Inc. 12.5% 4/15/15 (f)		3,580	2,506
			5,694
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		$ 1,020	$ 1,128
Aircastle Ltd.:
4.625% 12/15/18		2,960	3,030
6.25% 12/1/19		4,985	5,384
7.625% 4/15/20		3,275	3,734
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,186
4.625% 4/15/21		5,675	5,675
5.875% 4/1/19		16,845	18,403
6.25% 5/15/19		17,040	18,787
7.125% 9/1/18 (f)		23,540	27,365
8.25% 12/15/20		11,050	13,365
8.625% 1/15/22		18,890	23,164
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,290	1,380
			127,601
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		5,736	5,693
10.75% 12/1/20 (Reg. S)		174	173
			5,866
TOTAL INDUSTRIALS			343,097
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		350	360
6.75% 11/15/20 (f)		6,510	6,884
8.875% 1/1/20 (f)		2,265	2,571
Avaya, Inc. 10.5% 3/1/21 (f)		4,635	4,299
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		2,840	2,712
Lucent Technologies, Inc.:
6.45% 3/15/29		8,530	8,146
6.5% 1/15/28		4,625	4,394
			29,366
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,733	1,863
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.:
4.625% 2/15/20		$ 4,075	$ 4,111
5% 2/15/23		2,125	2,141
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,244
			10,359
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		2,985	3,164
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,228
j2 Global, Inc. 8% 8/1/20		2,970	3,237
VeriSign, Inc. 4.625% 5/1/23		3,740	3,590
			13,219
IT Services - 0.5%
Audatex North America, Inc.:
6% 6/15/21 (f)		7,770	8,294
6.125% 11/1/23 (f)		1,150	1,223
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,010	2,317
First Data Corp.:
11.25% 1/15/21		3,345	3,817
11.75% 8/15/21		16,485	17,309
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		10,101	11,465
			44,425
Semiconductors & Semiconductor Equipment - 0.2%
Entegris, Inc. 6% 4/1/22 (f)		1,150	1,176
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		4,740	4,764
5.75% 2/15/21 (f)		4,280	4,558
5.75% 3/15/23 (f)		9,950	10,448
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	0
			20,946
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		15,775	16,879
6.125% 9/15/23 (f)		4,105	4,469
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		3,935	4,142
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. 5.375% 8/15/20 (f)		$ 2,085	$ 2,075
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(k)		2,965	3,106
			30,671
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		8,390	8,285
7% 11/1/21		5,730	6,410
			14,695
TOTAL INFORMATION TECHNOLOGY			163,681
MATERIALS - 3.3%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23 (f)		1,350	1,325
Chemtura Corp. 5.75% 7/15/21		1,960	2,034
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,295	2,269
Hexion U.S. Finance Corp. 6.625% 4/15/20		10,030	10,381
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,415	1,518
Momentive Performance Materials, Inc. 10% 10/15/20		14,945	16,215
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		37,507	40,695
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		1,725	1,785
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		6,430	6,687
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		2,880	2,887
PolyOne Corp.:
5.25% 3/15/23		2,630	2,643
7.375% 9/15/20		1,645	1,801
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,250
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		1,810	1,774
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,090	1,229
TPC Group, Inc. 8.75% 12/15/20 (f)		6,250	6,852
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,515	9,143
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,085	2,267
			114,755
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (f)		$ 2,070	$ 2,430
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,435	1,611
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,680	2,781
			6,822
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)		2,135	2,231
6.75% 1/31/21 (f)		2,470	2,581
7% 11/15/20 (f)		452	475
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		4,700	4,818
6% 6/15/17 (f)		2,370	2,453
BWAY Holding Co. 10% 6/15/18		2,265	2,412
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		1,770	1,881
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,816
7.5% 12/15/96		4,010	3,739
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,327
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		2,245	2,498
8.375% 6/15/19 (f)		3,040	3,374
Sealed Air Corp. 5.25% 4/1/23 (f)		2,170	2,192
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,641
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,739	3,109
			47,547
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		30	59
9% 12/15/14 pay-in-kind (c)(k)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (f)		6,570	6,931
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		890	941
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,286	3,795
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,250	1,879
8.25% 11/10/15 (f)		8,315	8,380
9.5% 4/24/18 (Reg. S)		2,875	2,918
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		2,100	2,016
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		$ 1,454	$ 1,472
7% 2/15/21 (f)		1,454	1,479
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (f)		2,800	3,017
8.25% 11/1/19 (f)		3,315	3,647
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		4,040	3,495
4.875% 10/7/20 (Reg. S)		450	389
IAMGOLD Corp. 6.75% 10/1/20 (f)		5,155	4,588
Imperial Metals Corp. 7% 3/15/19 (f)		750	759
Metinvest BV:
8.75% 2/14/18 (Reg. S)		395	361
10.25% 5/20/15 (f)		6,755	6,552
10.25% 5/20/15 (Reg. S)		450	437
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(f)		1,975	1,086
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		1,025	246
New Gold, Inc.:
6.25% 11/15/22 (f)		3,855	3,913
7% 4/15/20 (f)		1,295	1,363
Nord Gold NV 6.375% 5/7/18 (f)		5,447	5,052
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		7,195	6,727
5.625% 4/29/20 (Reg. S)		500	468
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,985	6,456
11.25% 10/15/18		9,055	10,142
Southern Copper Corp.:
6.75% 4/16/40		2,305	2,346
7.5% 7/27/35		3,445	3,786
Steel Dynamics, Inc. 5.25% 4/15/23		2,020	2,055
Walter Energy, Inc.:
9.5% 10/15/19 (f)		1,205	1,226
11% 4/1/20 pay-in-kind (f)(k)		3,835	3,499
			101,480
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,287
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,172
NewPage Corp.:
6.4876% 5/1/49 (c)(k)		2,460	0
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
11.375% 12/31/14 (c)		$ 3,832	$ 0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		4,925	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		6,155	6,632
			9,091
TOTAL MATERIALS			279,695
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.9%
Altice Financing SA:
6.5% 1/15/22 (f)		6,350	6,699
7.875% 12/15/19 (f)		4,110	4,490
Altice Finco SA:
8.125% 1/15/24 (f)		3,875	4,175
9.875% 12/15/20 (f)		4,825	5,501
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,524
9% 8/15/31		3,545	3,625
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,424
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		5,468	5,714
Eileme 2 AB 11.625% 1/31/20 (f)		8,215	9,786
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,250	4,548
Frontier Communications Corp.:
7.625% 4/15/24		1,115	1,165
8.5% 4/15/20		10,775	12,526
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		2,550	2,767
7.375% 7/29/20		580	629
Koninklijke KPN NV 3.25% 2/1/21	EUR	8,700	12,523
Level 3 Communications, Inc. 8.875% 6/1/19		1,410	1,549
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,693
8.625% 7/15/20		7,650	8,578
Lynx I Corp. 5.375% 4/15/21 (f)		2,750	2,839
Lynx II Corp. 6.375% 4/15/23 (f)		1,555	1,648
Sprint Capital Corp.:
6.875% 11/15/28		26,240	25,453
8.75% 3/15/32		6,972	7,669
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		$ 2,400	$ 2,529
6.75% 12/13/22 (Reg. S)		200	211
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	4,300	5,876
TW Telecom Holdings, Inc.:
5.375% 10/1/22		9,850	10,047
5.375% 10/1/22		3,365	3,432
6.375% 9/1/23		1,990	2,129
U.S. West Communications:
6.875% 9/15/33		2,265	2,234
7.25% 9/15/25		420	464
7.25% 10/15/35		1,205	1,218
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,176
			162,841
Wireless Telecommunication Services - 4.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	47,000	3,353
Digicel Group Ltd.:
6% 4/15/21 (f)		24,675	25,230
7% 2/15/20 (f)		860	894
7.125% 4/1/22 (f)(h)		21,095	21,312
8.25% 9/1/17 (f)		3,375	3,510
8.25% 9/30/20 (f)		42,880	45,774
10.5% 4/15/18 (f)		30,955	32,812
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		16,895	16,557
6.625% 12/15/22 (Reg. S)		15,090	15,694
7.25% 4/1/19		10,020	10,772
7.25% 10/15/20		13,410	14,550
7.5% 4/1/21		24,110	26,461
8.5% 11/1/19		3,755	4,027
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,655
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,205	2,155
MTS International Funding Ltd.:
5% 5/30/23 (f)		5,205	4,815
8.625% 6/22/20 (f)		8,380	9,553
Sprint Corp.:
7.125% 6/15/24 (f)		10,695	11,230
7.25% 9/15/21 (f)		4,790	5,221
7.875% 9/15/23 (f)		2,730	3,003
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		$ 2,955	$ 3,095
6.25% 4/1/21		7,135	7,545
6.464% 4/28/19		5,930	6,345
6.5% 1/15/24		11,995	12,565
6.542% 4/28/20		5,930	6,382
6.625% 4/1/23		11,610	12,307
6.633% 4/28/21		4,370	4,698
6.731% 4/28/22		3,225	3,455
6.836% 4/28/23		3,720	3,990
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		3,885	4,152
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		7,475	7,653
			332,765
TOTAL TELECOMMUNICATION SERVICES			495,606
UTILITIES - 2.7%
Electric Utilities - 0.2%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	2,876
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,350	1,327
EDF SA 6% 1/23/14 (Reg. S)	GBP	1,600	2,984
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		5,571	3,496
Majapahit Holding BV 7.75% 1/20/20 (f)		1,935	2,220
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,360
			16,263
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,765	1,882
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,213
8% 3/1/32		6,000	7,937
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,343
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,371	2,614
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		12,738	12,228
			37,217
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.0%
Calpine Corp.:
7.5% 2/15/21 (f)		$ 4,362	$ 4,765
7.875% 7/31/20 (f)		6,336	6,970
7.875% 1/15/23 (f)		13,003	14,563
Energy Future Holdings Corp.:
10.875% 11/1/17		9,438	7,079
11.25% 11/1/17 pay-in-kind (k)		7,535	5,651
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		6,345	6,496
10% 12/1/20		26,141	27,513
10.25% 12/1/20 (f)		9,895	10,427
11% 10/1/21		26,975	30,279
12.25% 3/1/22 (f)		27,055	31,925
Listrindo Capital BV 6.95% 2/21/19 (f)		1,490	1,572
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,565	3,222
The AES Corp.:
4.875% 5/15/23		4,715	4,503
5.5% 3/15/24		2,355	2,337
TXU Corp.:
5.55% 11/15/14		1,623	568
6.5% 11/15/24		13,610	4,764
6.55% 11/15/34		26,380	9,233
			171,867
Multi-Utilities - 0.1%
Puget Energy, Inc. 5.625% 7/15/22		3,200	3,647
TOTAL UTILITIES			228,994
TOTAL NONCONVERTIBLE BONDS (Cost $3,507,659)			3,712,181
U.S. Government and Government Agency Obligations - 17.4%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		7,560	7,543
Tennessee Valley Authority:
1.75% 10/15/18		12,807	12,782
3.5% 12/15/42		3,854	3,296
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 1,796	$ 2,034
5.375% 4/1/56		6,100	6,838
5.88% 4/1/36		1,885	2,305
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			34,798
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
3.625% 8/15/43		8,565	8,669
3.625% 2/15/44		4,000	4,046
3.75% 11/15/43		114,602	118,649
5.25% 2/15/29		10,732	13,420
5.375% 2/15/31		27,653	35,353
6.125% 8/15/29 (i)		3,900	5,315
7.5% 11/15/16		6,120	7,195
7.875% 2/15/21		5,350	7,293
9.875% 11/15/15 (j)		7,956	9,187
U.S. Treasury Notes:
0.25% 2/15/15		84,000	84,085
0.25% 7/15/15		22,806	22,826
0.25% 4/15/16		3,303	3,290
0.25% 5/15/16		14,408	14,336
0.375% 1/15/16		132,337	132,402
0.375% 3/31/16		67,726	67,657
0.5% 7/31/17		45,462	44,595
0.625% 7/15/16		46,085	46,146
0.625% 8/15/16		27,251	27,260
0.625% 2/15/17		5,000	4,969
0.625% 4/30/18		24,024	23,275
0.75% 6/30/17		23,999	23,780
0.875% 1/31/17		1,933	1,936
0.875% 4/30/17		12,834	12,807
0.875% 1/31/18		55,114	54,227
0.875% 7/31/19		22,402	21,275
1% 9/30/16		11,568	11,663
1% 10/31/16		17,480	17,611
1% 5/31/18		18,480	18,146
1.25% 11/30/18		16,000	15,725
1.375% 7/31/18		5,497	5,466
1.375% 9/30/18		10,550	10,459
1.375% 2/28/19		38,974	38,356
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 12/31/18		$ 5,994	$ 5,951
1.5% 1/31/19		40,481	40,139
1.5% 2/28/19		20,000	19,806
1.625% 3/31/19		10,000	9,952
1.75% 7/31/15		11,577	11,818
1.875% 9/30/17		27,900	28,587
1.875% 10/31/17		3,876	3,969
2.25% 3/31/21		73,432	73,180
2.375% 6/30/18		23,941	24,846
2.5% 8/15/23		32,758	32,295
2.75% 11/30/16		10,000	10,528
2.75% 11/15/23		73,178	73,515
2.75% 2/15/24		13,000	13,030
3% 2/28/17		14,500	15,389
3.125% 10/31/16		19,651	20,872
3.125% 1/31/17		5,973	6,358
3.5% 2/15/18		15,195	16,450
4.5% 5/15/17		48,040	53,249
TOTAL U.S. TREASURY OBLIGATIONS			1,371,353
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (k)		2,436	2,441
Series 2011-R1 Class 1A, 0.6075% 1/8/20 (NCUA Guaranteed) (k)		4,590	4,614
Series 2011-R4 Class 1A, 0.5356% 3/6/20 (NCUA Guaranteed) (k)		2,112	2,116
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,316
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,734
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,715
TOTAL OTHER GOVERNMENT RELATED			66,936
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,462,182)			1,473,087
U.S. Government Agency - Mortgage Securities - 2.6%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 0.7%
1.925% 9/1/33 (k)		$ 498	$ 518
1.925% 11/1/35 (k)		361	377
2.04% 11/1/33 (k)		101	106
2.056% 10/1/35 (k)		30	31
2.204% 1/1/35 (k)		246	260
2.303% 6/1/36 (k)		40	42
2.308% 3/1/33 (k)		114	121
2.337% 9/1/36 (k)		135	143
2.407% 7/1/35 (k)		191	203
2.408% 2/1/37 (k)		502	534
2.421% 6/1/47 (k)		132	141
2.457% 11/1/36 (k)		45	47
2.503% 2/1/36 (k)		55	59
2.536% 6/1/42 (k)		424	435
2.588% 5/1/36 (k)		53	56
2.767% 4/1/36 (k)		351	373
2.917% 8/1/35 (k)		744	792
2.949% 11/1/40 (k)		246	256
2.959% 9/1/41 (k)		296	308
3.093% 10/1/41 (k)		153	159
3.168% 3/1/42 (k)		11,840	12,385
3.224% 7/1/41 (k)		476	499
3.348% 10/1/41 (k)		276	289
3.5% 8/1/43 to 11/1/43		12,275	12,225
3.545% 7/1/41 (k)		499	525
5% 2/1/22 to 12/1/22		8,718	9,371
5.5% 10/1/20 to 11/1/34		11,853	13,040
6% 6/1/16 to 10/1/16		37	38
6.19% 3/1/37 (k)		23	24
6.5% 4/1/14 to 8/1/36		5,582	6,271
TOTAL FANNIE MAE			59,628
Freddie Mac - 0.3%
1.82% 3/1/35 (k)		121	125
1.95% 3/1/37 (k)		33	35
1.954% 1/1/36 (k)		84	88
2.022% 2/1/37 (k)		50	52
2.05% 6/1/37 (k)		28	30
2.06% 1/1/37 (k)		250	260
2.095% 8/1/37 (k)		84	88
2.121% 5/1/37 (k)		68	72
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.16% 6/1/33 (k)		$ 279	$ 292
2.316% 10/1/35 (k)		231	243
2.35% 7/1/35 (k)		157	166
2.362% 10/1/36 (k)		369	390
2.375% 5/1/37 (k)		71	76
2.385% 5/1/37 (k)		934	994
2.385% 5/1/37 (k)		513	545
2.415% 6/1/37 (k)		264	281
2.418% 4/1/37 (k)		87	92
2.451% 6/1/37 (k)		57	60
2.49% 9/1/35 (k)		58	61
2.492% 4/1/35 (k)		8	8
2.498% 2/1/36 (k)		6	6
2.595% 4/1/37 (k)		8	8
2.673% 7/1/35 (k)		240	256
2.795% 7/1/36 (k)		113	120
3.064% 10/1/35 (k)		54	57
3.083% 9/1/41 (k)		2,566	2,672
3.23% 4/1/41 (k)		291	304
3.236% 9/1/41 (k)		283	296
3.28% 6/1/41 (k)		369	387
3.465% 5/1/41 (k)		315	331
3.622% 6/1/41 (k)		498	525
3.695% 5/1/41 (k)		461	486
5.5% 11/1/18 to 7/1/35		9,823	10,580
6% 1/1/24		1,647	1,813
6.5% 7/1/14 to 3/1/22		773	840
TOTAL FREDDIE MAC			22,639
Ginnie Mae - 1.6%
4.3% 8/20/61 (o)		2,910	3,138
4.5% 3/15/25 to 6/15/25		5,262	5,627
4.515% 3/20/62 (o)		9,959	10,888
4.53% 10/20/62 (o)		2,975	3,267
4.55% 5/20/62 (o)		18,769	20,556
4.556% 12/20/61 (o)		11,023	12,044
4.604% 3/20/62 (o)		5,273	5,783
4.626% 3/20/62 (o)		3,799	4,161
4.649% 2/20/62 (o)		1,994	2,186
4.65% 3/20/62 (o)		3,513	3,856
4.682% 2/20/62 (o)		2,650	2,905
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
4.684% 1/20/62 (o)		$ 12,297	$ 13,472
4.751% 12/20/60 (o)		2,074	2,249
4.804% 3/20/61 (o)		6,956	7,576
4.834% 3/20/61 (o)		12,424	13,549
5.47% 8/20/59 (o)		1,760	1,881
5.492% 4/20/60 (o)		8,328	9,220
5.5% 11/15/35		2,079	2,336
5.612% 4/20/58 (o)		2,670	2,783
6% 6/15/36		4,573	5,214
TOTAL GINNIE MAE			132,691
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $211,604)			214,958
Collateralized Mortgage Obligations - 3.2%

U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6543% 9/25/23 (k)		657	660
Series 2010-15 Class FJ, 1.0843% 6/25/36 (k)		5,425	5,519
Series 2010-86 Class FE, 0.6043% 8/25/25 (k)		668	672
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		3,170	3,371
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		23	24
Series 2003-113 Class PE, 4% 11/25/18		869	911
Series 2003-70 Class BJ, 5% 7/25/33		573	620
Series 2004-80 Class LD, 4% 1/25/19		166	167
Series 2005-19 Class PA, 5.5% 7/25/34		2,055	2,244
Series 2005-27 Class NE, 5.5% 5/25/34		2,609	2,755
Series 2005-52 Class PB, 6.5% 12/25/34		160	166
Series 2005-64 Class PX, 5.5% 6/25/35		1,958	2,141
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,166
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,309
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		80	85
Series 2003-117 Class MD, 5% 12/25/23		1,177	1,273
Series 2004-91 Class Z, 5% 12/25/34		4,540	4,958
Series 2004-95 Class AN, 5.5% 1/25/25		203	206
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2005-117 Class JN, 4.5% 1/25/36		$ 735	$ 791
Series 2005-14 Class ZB, 5% 3/25/35		1,846	2,015
Series 2005-47 Class HK, 4.5% 6/25/20		3,043	3,218
Series 2006-72 Class CY, 6% 8/25/26		1,700	1,888
Series 2009-14 Class EB, 4.5% 3/25/24		2,889	3,070
Series 2009-59 Class HB, 5% 8/25/39		2,460	2,632
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,378
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		423	36
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		623	52
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		3,198	551
Series 2010-39 Class FG, 1.0743% 3/25/36 (k)		3,335	3,417
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		1,343	133
Series 2011-67 Class AI, 4% 7/25/26 (m)		948	109
Series 2013-40 Class PV, 2% 1/25/26		4,545	4,606
Freddie Mac:
floater:
Series 2630 Class FL, 0.655% 6/15/18 (k)		21	21
Series 2711 Class FC, 1.055% 2/15/33 (k)		2,156	2,189
floater planned amortization class Series 2770 Class FH, 0.555% 3/15/34 (k)		2,090	2,103
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		1,679	1,720
Series 2101 Class PD, 6% 11/15/28		63	69
Series 2376 Class JE, 5.5% 11/15/16		77	80
Series 2381 Class OG, 5.5% 11/15/16		42	44
Series 2425 Class JH, 6% 3/15/17		108	114
Series 2672 Class MG, 5% 9/15/23		3,063	3,353
Series 2695 Class DG, 4% 10/15/18		1,806	1,901
Series 2996 Class MK, 5.5% 6/15/35		206	230
Series 3415 Class PC, 5% 12/15/37		932	998
Series 3763 Class QA, 4% 4/15/34		2,104	2,220
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,023	3,253
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,790	6,538
Series 2303 Class ZV, 6% 4/15/31		156	172
Series 2877 Class ZD, 5% 10/15/34		5,774	6,297
Series 3277 Class B, 4% 2/15/22		2,600	2,757
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,032
Series 3578 Class B, 4.5% 9/15/24		3,410	3,591
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2715 Class NG, 4.5% 12/15/18		$ 697	$ 739
Series 4181 Class LA, 3% 3/15/37		4,203	4,288
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.654% 7/20/37 (k)		1,155	1,162
Series 2008-2 Class FD, 0.634% 1/20/38 (k)		287	289
Series 2008-73 Class FA, 1.014% 8/20/38 (k)		1,702	1,733
Series 2008-83 Class FB, 1.054% 9/20/38 (k)		1,754	1,786
Series 2009-108 Class CF, 0.755% 11/16/39 (k)		1,376	1,389
Series 2009-116 Class KF, 0.685% 12/16/39 (k)		1,185	1,193
Series 2010-9 Class FA, 0.675% 1/16/40 (k)		1,906	1,920
Series 2010-H17 Class FA, 0.4912% 7/20/60 (k)(o)		5,126	5,056
Series 2010-H18 Class AF, 0.4683% 9/20/60 (k)(o)		5,521	5,448
Series 2010-H19 Class FG, 0.4683% 8/20/60 (k)(o)		7,023	6,933
Series 2010-H27 Series FA, 0.5483% 12/20/60 (k)(o)		2,103	2,082
Series 2011-H05 Class FA, 0.6683% 12/20/60 (k)(o)		3,713	3,697
Series 2011-H07 Class FA, 0.6585% 2/20/61 (k)(o)		7,019	6,991
Series 2011-H12 Class FA, 0.6485% 2/20/61 (k)(o)		8,675	8,637
Series 2011-H13 Class FA, 0.6683% 4/20/61 (k)(o)		3,403	3,390
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (k)(o)		3,960	3,942
Class FC, 0.6683% 5/20/61 (k)(o)		3,724	3,708
Series 2011-H17 Class FA, 0.6983% 6/20/61 (k)(o)		4,851	4,837
Series 2011-H21 Class FA, 0.7683% 10/20/61 (k)(o)		5,156	5,156
Series 2012-H01 Class FA, 0.8683% 11/20/61 (k)(o)		4,356	4,374
Series 2012-H03 Class FA, 0.8683% 1/20/62 (k)(o)		2,684	2,696
Series 2012-H06 Class FA, 0.7983% 1/20/62 (k)(o)		4,195	4,200
Series 2012-H07 Class FA, 0.7983% 3/20/62 (k)(o)		2,519	2,521
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		$ 604	$ 613
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		440	444
Series 2010-99 Class PT, 3.5% 8/20/33		567	574
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,013	401
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,817
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		7,143	7,582
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		10,199	11,185
Series 2010-H17 Class XP, 5.3018% 7/20/60 (k)(o)		14,225	15,589
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		10,756	11,755
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,441	11,849
Class ZC, 5.5% 7/16/34		10,103	11,501
Series 2012-64 Class KB, 3.857% 5/20/41 (k)		1,465	1,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $271,664)			272,932
Commercial Mortgage Securities - 1.6%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5177% 4/25/19 (k)		5,906	5,900
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,120	2,289
Series K014 Class A2, 3.871% 4/25/21		5,220	5,582
Series K015 Class A2, 3.23% 7/25/21		9,370	9,635
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,395
Series K009 Class A2, 3.808% 8/25/20		17,980	19,239
Series K017 Class A2, 2.873% 12/25/21		13,660	13,663
Series K034 Class A1, 2.669% 2/25/23		8,243	8,342
Series K031 Class A2, 3.3% 4/25/23		20,100	20,301
Series K032 Class A1, 3.016% 2/25/23		16,105	16,643
Series K501 Class A2, 1.655% 11/25/16		4,770	4,847
Series K714 Class A2, 3.097% 10/25/20		15,000	15,473
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $136,163)			135,309
Foreign Government and Government Agency Obligations - 22.2%
		Principal Amount (000s) (d)	Value (000s)
Argentine Republic:
2.5% 12/31/38 (e)		$ 2,170	$ 911
7% 10/3/15		14,175	13,806
7% 4/17/17		14,090	12,584
8.28% 12/31/33		4,024	3,185
Aruba Government 4.625% 9/14/23 (f)		2,010	1,910
Azerbaijan Rep 4.75% 3/18/24 (f)		1,895	1,903
Bahamian Republic 6.95% 11/20/29 (f)		2,115	2,276
Bahrain Kingdom:
5.5% 3/31/20		1,275	1,371
6.125% 8/1/23 (f)		1,750	1,903
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		500,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)		1,460	1,487
Barbados Government 7% 8/4/22 (f)		1,553	1,374
Belarus Republic:
8.75% 8/3/15 (Reg. S)		12,175	12,327
8.95% 1/26/18		2,325	2,383
Belgian Kingdom:
2.6% 6/22/24 (Reg.S) (f)	EUR	19,675	28,053
3% 6/22/34 (f)	EUR	10,500	14,519
Brazilian Federative Republic:
4.25% 1/7/25		2,090	2,022
5.625% 1/7/41		10,335	10,469
7.125% 1/20/37		9,165	10,987
8.25% 1/20/34		7,620	10,097
12.25% 3/6/30		5,502	9,532
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		3,750	3,281
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	62,550	88,490
4.5% 3/1/24	EUR	38,600	58,650
Canadian Government:
0.75% 5/1/14	CAD	55,100	49,837
1.25% 3/1/18	CAD	58,175	52,150
1.5% 6/1/23	CAD	91,300	76,759
3.5% 12/1/45	CAD	19,075	19,138
Central Bank of Nigeria warrants 11/15/20 (n)		5,500	971
City of Buenos Aires 12.5% 4/6/15 (f)		3,030	3,151
Colombian Republic:
6.125% 1/18/41		3,855	4,318
7.375% 9/18/37		3,800	4,864
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Colombian Republic: - continued
10.375% 1/28/33		$ 6,560	$ 9,922
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	197
Congo Republic 3.5% 6/30/29 (e)		11,233	10,123
Costa Rican Republic:
4.25% 1/26/23 (f)		2,445	2,262
4.375% 4/30/25 (f)		1,380	1,235
5.625% 4/30/43 (f)		680	587
Croatia Republic:
5.5% 4/4/23 (f)		3,735	3,774
6% 1/26/24 (f)		1,300	1,352
6.25% 4/27/17 (f)		5,135	5,514
6.375% 3/24/21 (f)		4,110	4,429
6.625% 7/14/20 (f)		3,205	3,506
6.75% 11/5/19 (f)		3,540	3,898
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,235	1,241
5.875% 7/25/22		825	829
6% 1/14/19 (f)		3,075	3,217
6.25% 10/4/20 (f)		6,180	6,474
6.25% 7/27/21 (f)		3,140	3,270
7.4% 1/22/15 (f)		2,450	2,542
Dominican Republic:
1.1593% 8/30/24 (k)		5,538	4,714
5.875% 4/18/24 (f)		2,300	2,283
7.5% 5/6/21 (f)		4,825	5,380
9.04% 1/23/18 (f)		3,104	3,414
Dutch Government 2.75% 1/15/47	EUR	5,450	7,754
El Salvador Republic:
7.625% 2/1/41 (f)		1,280	1,258
7.65% 6/15/35 (Reg. S)		2,020	2,010
8.25% 4/10/32 (Reg. S)		1,137	1,205
European Union 2.75% 9/21/21	EUR	12,000	18,029
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		2,460	2,560
French Government:
OAT 3.25% 5/25/45	EUR	19,700	27,878
1% 5/25/19	EUR	35,500	48,957
Gabonese Republic 6.375% 12/12/24 (f)		708	749
Georgia Republic 6.875% 4/12/21 (f)		1,870	2,033
German Federal Republic:
0% 6/13/14	EUR	63,300	87,180
1.75% 2/15/24	EUR	25,950	36,327
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
German Federal Republic: - continued
3.25% 1/4/20	EUR	19,000	$ 29,863
Hungarian Republic:
4.125% 2/19/18		4,030	4,090
5.375% 3/25/24		2,008	2,012
5.75% 11/22/23		3,305	3,412
7.625% 3/29/41		6,033	6,953
Indonesian Republic:
3.375% 4/15/23 (f)		2,250	2,008
4.875% 5/5/21 (f)		6,360	6,519
5.25% 1/17/42 (f)		3,750	3,398
5.375% 10/17/23		2,450	2,542
5.875% 3/13/20 (f)		5,365	5,861
6.625% 2/17/37 (f)		4,415	4,680
6.75% 1/15/44 (f)		4,425	4,840
7.75% 1/17/38 (f)		6,900	8,177
8.5% 10/12/35 (Reg. S)		8,640	10,973
11.625% 3/4/19 (f)		6,795	9,199
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		9,610	9,826
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,066	33,232
5.5% 12/4/23		7,426	8,808
Italian Republic 4.75% 9/1/44	EUR	12,450	18,533
Ivory Coast 7.7743% 12/31/32 (e)		2,965	2,780
Japan Government:
0.1% 4/15/15	JPY	6,903,000	66,908
0.1% 10/15/15	JPY	5,588,200	54,162
1.8% 3/20/43	JPY	1,075,000	10,644
1.9% 9/20/30	JPY	6,125,000	65,602
Jordanian Kingdom:
2.503% 10/30/20		22,090	22,063
3.875% 11/12/15		2,825	2,821
Lebanese Republic:
4% 12/31/17		10,734	10,627
4.75% 11/2/16		2,345	2,357
5.15% 11/12/18		2,455	2,438
5.45% 11/28/19		4,635	4,589
6.375% 3/9/20		3,500	3,605
Lithuanian Republic:
6.125% 3/9/21 (f)		3,855	4,405
6.625% 2/1/22 (f)		3,705	4,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Moroccan Kingdom:
4.25% 12/11/22 (f)		$ 2,835	$ 2,750
5.5% 12/11/42 (f)		1,700	1,577
Panamanian Republic:
4.3% 4/29/53		1,790	1,466
6.7% 1/26/36		1,570	1,845
8.875% 9/30/27		1,600	2,212
9.375% 4/1/29		490	695
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,905
5.625% 11/18/50		830	882
8.75% 11/21/33		5,755	8,402
Philippine Republic:
7.75% 1/14/31		5,825	7,966
9.5% 2/2/30		5,755	8,956
10.625% 3/16/25		4,375	6,809
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		3,170	3,138
5.95% 8/22/23 (f)		2,575	2,712
Provincia de Cordoba 12.375% 8/17/17 (f)		6,000	5,408
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		4,418	4,351
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,300	2,516
Republic of Armenia 6% 9/30/20 (f)		7,325	7,581
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,405	10,036
Republic of Namibia 5.5% 11/3/21 (f)		1,280	1,341
Republic of Nigeria:
5.125% 7/12/18 (f)		2,550	2,605
6.375% 7/12/23 (f)		1,000	1,034
6.75% 1/28/21 (f)		1,230	1,313
11.9949% to 12.1833% 4/24/14	NGN	589,505	3,546
Republic of Paraguay 4.625% 1/25/23 (f)		735	728
Republic of Serbia:
5.25% 11/21/17 (f)		1,870	1,940
5.875% 12/3/18 (f)		3,910	4,135
6.75% 11/1/24 (f)		7,934	7,964
7.25% 9/28/21 (f)		2,100	2,352
Republic of Zambia 5.375% 9/20/22 (f)		1,625	1,387
Romanian Republic:
4.375% 8/22/23 (f)		3,240	3,179
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Romanian Republic: - continued
6.125% 1/22/44 (f)		$ 3,976	$ 4,197
6.75% 2/7/22 (f)		5,168	6,021
Russian Federation:
4.875% 9/16/23 (f)		1,800	1,780
5.625% 4/4/42 (f)		5,600	5,418
5.875% 9/16/43 (f)		2,200	2,162
7.5% 3/31/30 (Reg. S)		30,979	35,239
12.75% 6/24/28 (Reg. S)		14,985	24,426
South African Republic 5.875% 9/16/25		1,180	1,269
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		2,500	2,384
5.45% 2/9/17 (Reg. S)		685	721
Turkish Republic:
5.125% 3/25/22		3,345	3,352
5.625% 3/30/21		3,975	4,146
6% 1/14/41		3,580	3,517
6.25% 9/26/22		4,070	4,373
6.75% 4/3/18		4,905	5,405
6.75% 5/30/40		4,720	5,046
6.875% 3/17/36		9,950	10,786
7% 3/11/19		3,435	3,830
7.25% 3/5/38		6,115	6,925
7.375% 2/5/25		9,415	10,799
7.5% 11/7/19		5,060	5,796
8% 2/14/34		1,805	2,189
11.875% 1/15/30		3,415	5,481
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		4,725	4,111
Ukraine Government:
7.75% 9/23/20 (f)		2,245	2,099
7.8% 11/28/22 (f)		3,370	3,121
7.95% 6/4/14 (f)		8,415	8,248
7.95% 6/4/14 (Reg.S)		2,340	2,294
7.95% 2/23/21 (f)		1,840	1,730
9.25% 7/24/17 (f)		4,170	4,087
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,575	1,971
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	48,600	79,528
2.25% 9/7/23	GBP	39,150	62,590
2.75% 1/22/15	GBP	1,100	1,868
3.5% 7/22/68	GBP	23,875	40,013
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Kingdom, Great Britain and Northern Ireland: - continued
5% 9/7/14	GBP	1,450	$ 2,466
United Mexican States:
4.75% 3/8/44		8,320	7,904
5.55% 1/21/45		1,255	1,333
5.75% 10/12/2110		4,003	3,933
6.05% 1/11/40		9,576	10,893
6.75% 9/27/34		6,950	8,479
7.5% 4/8/33		2,420	3,176
8.3% 8/15/31		2,325	3,249
United Republic of Tanzania 6.332% 3/9/20 (k)		3,110	3,293
Uruguay Republic 7.875% 1/15/33 pay-in-kind		5,870	7,690
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		83,803	2,032
5.75% 2/26/16 (Reg S.)		5,100	4,431
6% 12/9/20		3,530	2,392
7% 3/31/38		3,070	1,873
8.5% 10/8/14		8,345	8,199
9% 5/7/23 (Reg. S)		12,970	9,630
9.25% 9/15/27		2,930	2,183
9.25% 5/7/28 (Reg. S)		4,700	3,431
9.375% 1/13/34		4,355	3,194
11.75% 10/21/26 (Reg. S)		6,690	5,703
11.95% 8/5/31 (Reg. S)		11,910	10,124
12.75% 8/23/22		12,210	11,233
13.625% 8/15/18		6,030	6,000
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		1,910	1,680
4% 3/12/28 (e)		12,492	11,117
6.875% 1/15/16 (f)		3,150	3,386
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,833,383)			1,874,790
Supranational Obligations - 0.5%

European Investment Bank:
1.5% 4/15/21	EUR	16,150	22,303
Supranational Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
European Investment Bank: - continued
2.25% 10/14/22	EUR	11,000	$ 15,772
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	4,697	6,442
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $43,593)			44,517
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.3%
Remy International, Inc.	172,410	4,072
TRW Automotive Holdings Corp. (a)	258,565	21,104
		25,176
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	121,509	3,018
warrants 7/10/19 (a)	121,509	2,115
Motors Liquidation Co. GUC Trust (a)	31,864	919
		6,052
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	27,059	41
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	31,652	70
Station Holdco LLC (a)(p)(r)	4,160,035	9,152
Station Holdco LLC:
unit (p)(r)	47,684	9
warrants 6/15/18 (a)(p)(r)	165,967	30
		9,261
Media - 0.1%
Haights Cross Communications, Inc. (a)	13,227	0
Interpublic Group of Companies, Inc.	272,638	4,673
		4,673
TOTAL CONSUMER DISCRETIONARY		45,203
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	188,460	919
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	3,519,861	$ 0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	60,966	1,127
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	0
Airlines - 0.0%
Delta Air Lines, Inc.	18,356	636
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	6,267	183
Commercial Services & Supplies - 0.1%
WP Rocket Holdings, Inc.	1,945,296	2,432
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	489
Class B (a)	1,821	163
		652
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	361,938	9,813
TOTAL INDUSTRIALS		13,716
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	623
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,043	532
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	34,504	1,111
TOTAL MATERIALS		1,643
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	$ 216
TOTAL COMMON STOCKS (Cost $63,525)		63,447
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	559
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
SunTrust Banks, Inc. Series E, 5.875%	93,096	2,091
Wells Fargo & Co. 5.20%	253,655	5,398
		7,489
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	22,281	22,007
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	282,879	6,088
TOTAL FINANCIALS		35,584
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,423,504	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,584
TOTAL PREFERRED STOCKS (Cost $28,903)		36,143
Bank Loan Obligations - 2.0%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche 2LN, term loan 8.75% 4/2/19 (k)	$ 1,435	$ 1,471
Tranche B 1LN, term loan 5% 10/2/18 (k)	1,159	1,175
		2,646
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	1,184	1,186
Tranche 2LN, term loan 8.75% 2/20/20 (k)	1,340	1,361
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	1,960	2,048
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (k)	8,597	8,618
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	2,247	2,244
		15,457
Media - 0.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 3/6/20 (q)	1,115	1,129
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.7531% 3/22/19 (k)	3,088	3,107
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	9,502	9,526
		13,762
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (k)	2,963	2,944
TOTAL CONSUMER DISCRETIONARY		34,809
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (k)	475	487
Tranche B 1LN, term loan 4.5% 9/26/19 (k)	1,486	1,494
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (k)	1,130	1,124
Tranche B 1LN, term loan 4.25% 2/18/21 (k)	2,260	2,257
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	$ 2,505	$ 2,524
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	440	449
		8,335
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)	6,469	6,477
TOTAL CONSUMER STAPLES		14,812
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)	9,556	9,562
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	2,735	2,831
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (k)	3,875	3,943
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	14,255	14,861
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	1,705	1,752
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	865	886
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	885	894
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (k)	618	624
		25,791
TOTAL ENERGY		35,353
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)	965	988
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)	1,277	1,285
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)	178	179
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Sheridan Production Partners I: - continued
Tranche M, term loan 4.25% 12/16/20 (k)	$ 66	$ 67
TransUnion LLC Tranche B, term loan 3/21/21 (k)	7,900	7,940
		10,459
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	508	507
TOTAL FINANCIALS		10,966
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (k)	10,827	10,854
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (k)	385	390
TOTAL HEALTH CARE		11,244
INDUSTRIALS - 0.3%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (k)	6,471	5,953
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	1,489	1,492
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	2,950	3,009
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	1,496	1,511
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	2,614	2,591
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (k)	375	381
Tranche B 1LN, term loan 4.75% 1/15/21 (k)	404	405
		9,389
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (k)	$ 7,679	$ 7,688
TOTAL INDUSTRIALS		23,030
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	2,095	2,087
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (k)	319	320
Tranche B 2LN, term loan 7.5% 1/23/22 (k)	80	81
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (k)	4,844	4,844
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)	516	517
Tranche 2LN, term loan 8.25% 5/22/21 (k)	260	263
Kronos, Inc. Tranche 2LN, term loan:
4/30/20 (q)	330	340
9.75% 4/30/20 (k)	5,595	5,791
		12,156
TOTAL INFORMATION TECHNOLOGY		14,243
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	3,800	3,791
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	686	689
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	415	424
MRC Global, Inc. Tranche B, term loan 4.7531% 11/9/19 (k)	2,512	2,544
		3,657
TOTAL MATERIALS		7,448
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (k)	$ 334	$ 336
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	6,098	6,281
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (k)	340	348
		6,965
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)	2,905	2,898
TOTAL TELECOMMUNICATION SERVICES		9,863
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	1,547	1,545
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	1,358	1,365
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)	1,479	1,424
		2,789
TOTAL UTILITIES		4,334
TOTAL BANK LOAN OBLIGATIONS (Cost $161,912)		166,102
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	3,204	3,060
Goldman Sachs 1.1875% 12/14/19 (k)	3,389	3,236
Mizuho 1.1875% 12/14/19 (k)	1,965	1,876
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,721)		8,172
Fixed-Income Funds - 0.5%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (l) (Cost $28,016)	411,981	$ 44,700
Preferred Securities - 1.1%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 6,785	7,225
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	6,245	6,319
		13,544
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,035	3,142
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	2,450	2,245
FINANCIALS - 0.8%
Banks - 0.8%
Bank of America Corp.:
5.2% (g)(k)	9,675	9,262
8% (g)(k)	2,600	2,980
8.125% (g)(k)	1,840	2,159
Citigroup, Inc.:
5.9% (g)(k)	11,900	11,742
5.95% (g)(k)	19,685	19,439
JPMorgan Chase & Co.:
6% (g)(k)	19,830	19,726
6.125% (g)(k)	1,055	1,053
Wells Fargo & Co. 7.98% (g)(k)	1,675	1,909
		68,270
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	320	312
TOTAL FINANCIALS		68,582
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	253
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	$ 5,175	$ 4,524
TOTAL PREFERRED SECURITIES (Cost $92,387)		92,290
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.10% (b) (Cost $292,088)	292,088,228	292,088
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 22,596	387
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	22,596	793
TOTAL PURCHASED SWAPTIONS (Cost $1,350)			1,180
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,142,150)	8,431,896
NET OTHER ASSETS (LIABILITIES) - 0.2%	20,153
NET ASSETS - 100%	$ 8,452,049
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
156 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 19,266	$ (71)
422 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	92,655	(99)
264 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	31,404	(143)
144 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	19,184	274
211 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	30,483	567
TOTAL TREASURY CONTRACTS		$ 192,992	$ 528

The face value of futures purchased as a percentage of net assets is 2.3%.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2016	$ 6,091	3-month LIBOR	0.75%	$ 7	$ -	$ 7
CME	Jun. 2019	3,607	3-month LIBOR	2%	12	-	12
CME	Jun. 2024	73,387	3-month LIBOR	3%	(497)	-	(497)
CME	Jun. 2044	557	3.75%	3-month LIBOR	20	-	20
TOTAL INTEREST RATE SWAPS					$ (458)	$ -	$ (458)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,759,181,000 or 20.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,808,000.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,141,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,342,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 52
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Floating Rate Central Fund	538
Total	$ 596
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 44,276	$ -	$ -	$ 44,700	3.2%
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,203	$ 35,901	$ -	$ 9,302
Consumer Staples	1,478	-	919	559
Financials	35,584	13,577	22,007	-
Health Care	1,127	-	-	1,127
Industrials	13,716	819	-	12,897
Information Technology	623	623	-	-
Materials	1,643	532	-	1,111
Utilities	216	216	-	-
Corporate Bonds	3,712,181	-	3,712,070	111
U.S. Government and Government Agency Obligations	1,473,087	-	1,473,087	-
U.S. Government Agency - Mortgage Securities	214,958	-	214,958	-
Collateralized Mortgage Obligations	272,932	-	272,932	-
Commercial Mortgage Securities	135,309	-	135,309	-
Foreign Government and Government Agency Obligations	1,874,790	-	1,869,885	4,905
Supranational Obligations	44,517	-	44,517	-
Bank Loan Obligations	166,102	-	157,625	8,477
Sovereign Loan Participations	8,172	-	-	8,172
Fixed-Income Funds	44,700	44,700	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Preferred Securities	$ 92,290	$ -	$ 85,971	$ 6,319
Other	-	-	-	-
Money Market Funds	292,088	292,088	-	-
Purchased Swaptions	1,180	-	1,180	-
Total Investments in Securities:	$ 8,431,896	$ 388,456	$ 7,990,460	$ 52,980
Other Derivative Instruments:
Assets
Futures Contracts	$ 841	$ 841	$ -	$ -
Swaps	38	-	38	-
Total Assets	$ 879	$ 841	$ 38	$ -
Liabilities
Futures Contracts	$ (313)	$ (313)	$ -	$ -
Swaps	(497)	-	(497)	-
Total Liabilities	$ (810)	$ (313)	$ (497)	$ -
Total Other Derivative Instruments:	$ 69	$ 528	$ (458)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $8,117,374,000. Net unrealized appreciation aggregated $314,522,000, of which $431,812,000 related to appreciated investment securities and $117,290,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014